                               PRESIDENT'S LETTER


Dear Shareholder,
December 31, 2000


Thank you for investing in the Aetna Variable Portfolios. We are pleased to bring you this annual report on the portfolios you have chosen to help you along the road to your investment goals.

The twelve months ended December 31, 2000 witnessed enormous volatility in the U.S. stock markets. With low inflation and unemployment levels, and strong stock market momentum, the year 2000 started out with great promise. By the end of March, however, stock prices began to drop significantly while oil prices and the Federal Reserve's short-term interest rate target began to climb. Over the course of the year the Fed funds rate climbed a full percentage point, through a series of increases. While technology stocks in particular were hit hard, most major markets indices declined during the 12-month period (the S&P 500, off 9.11%; NASDAQ, down 39.29%; and the Dow Jones Industrial Average, down 4.65%).

The adversity experienced by U.S. equity investors in 2000 provided concrete evidence that there are significant risks involved in stock market exposure.
 This is a fact of life that had become increasingly easier to overlook after a five-year track record of 20%-plus total returns for the S&P 500. At the start of this new year and despite a slowing economy, employment levels remain high, inflation is low, and the U.S. economy is moving into its 10th year of expansion. We believe the long-term promise of the United States, and its financial markets, is as bright as ever.

The Aetna Variable Portfolios and their advisor, Aeltus Investment Management, Inc., continuously strive to improve products and services for the benefit of the shareholders. Here are some highlights of our recent efforts:


  .
     On December 13, 2000, AETNA FINANCIAL SERVICES (including Aeltus Investment Management, Inc.) AND AETNA INTERNATIONAL WERE SOLD TO ING GROEP N.V., thereby making us a part of one of the 15 largest financial services companies in the world based on revenue and other key measures.


  . AETNA GET PORTFOLIOS H, I, J AND K, all enjoyed successful offerings, as investors committed more than $458 million to these portfolios on a collective basis. GET L is open for deposit until March 14, 2001. These funds are designed to appeal to a broad range of investors seeking preservation of principal with upside market potential.

As 2000 draws to a close and we move into a new year, under a new corporate umbrella and expanded opportunities to offer you even more investment choices and flexibility, we want to reaffirm our commitment to bring you the best of products and services. Again, we greatly appreciate and value your continued confidence and support in the Aetna Variable Portfolios.



Sincerely,
LOGO
J. Scott Fox
President
Aetna Variable Portfolios
                                                                            i

TABLE OF CONTENTS

GET FUNDS:
President's Letter.....................................................i
Investment Review......................................................1
Portfolios of Investments:
 Series C..............................................................17
 Series D..............................................................24
 Series E..............................................................31
 Series G..............................................................38
 Series H..............................................................45
 Series I..............................................................52
 Series J..............................................................59
 Series K..............................................................66
 Series L..............................................................73
Statements of Assets and Liabilities...................................74
Statements of Operations...............................................78
Statements of Changes in Net Assets....................................82
Notes to Financial Statements..........................................91
Financial Highlights...................................................95
Independent Auditors' Report...........................................104
Additional Information.................................................105

LOGO

AETNA GET FUND, SERIES C          12/17/1996  12/31/1996                                12/31/1997
Aetna GET Fund, Series C     1        10,000      10,153    10,251    11,620    12,442      12,718   14,432   15,002   13,496
S&P 500 Index                1        10,000      10,174    10,446    12,270    13,189      13,568   15,461   15,971   14,382


                           12/31/1998                              12/31/1999                              12/31/2000
Aetna GET Fund, Series C       16,248   17,114   18,230   17,227       20,076   20,643   20,023   19,953       18,337
S&P 500 Index                  17,445   18,314   19,605   18,380       21,115   21,598   21,024   20,820       19,190

LOGO

GET FUND, SERIES D                 1/19/99                                     12/31/99                                   12/31/2000
Aetna GET Fund, Series D     1      10,000     10,060     10,298      9,971      10,802     10,802     10,512    10,605       10,413
S&P 500 Index                1      10,000     10,303     11,029     10,340      11,879     12,151     11,827    11,713       10,796



                                                               See Definition of

Terms.                                                                      1

LOGO

GET FUND, SERIES E                 9/15/99     9/30/99    12/31/99                                     12/31/00
Aetna GET Fund, Series E     2      10,000       9,773      10,714     10,893      10,537     10,557     10,250
S&P 500 Index                2      10,000       9,604      11,033     11,285      10,985     10,878     10,027

LOGO

GET FUND, SERIES G                 12/15/99    12/31/99                                      12/31/00
Aetna GET Fund, Series G     2       10,000      10,286      10,356     10,040      10,129      9,981
S&P 500 Index                2       10,000      10,475      10,715     10,430      10,329      9,520




2  See Definition of Terms.

LOGO

GET FUND, SERIES H                 03/15/00    03/31/00                          12/31/2000
Aetna GET Fund, Series H     3       10,000      10,720      10,356     10,345       10,089
S&P 500 Index                3       10,000      11,030      10,737     10,632        9,800

LOGO

GET FUND, SERIES I                 06/15/00    06/30/00               12/31/2000
Aetna GET Fund, Series I     3       10,000       9,979      10,019        9,847
S&P 500 Index                3       10,000       9,895       9,799        9,032





                                                               See Definition of

Terms.                                                                      3

        Average Annual Total Returns
   for the year ended December 31, 2000*
--------------------------------------------------------
         Inception Date       1 Year        Inception
--------------------------------------------------------
 GET C      12/17/96          -8.64%         16.20%
--------------------------------------------------------
 GET D      01/16/99          -3.59%          2.09%
--------------------------------------------------------
 GET E      09/15/99          -4.35%          1.92%
--------------------------------------------------------
 GET G      12/15/99          -2.96%         -0.18%
--------------------------------------------------------
 GET H      03/15/00            --            0.89%
--------------------------------------------------------
 GET I      06/15/00            --           -1.53%
--------------------------------------------------------
 GET J      09/14/00            --           -3.24%
--------------------------------------------------------
 GET K      12/14/00            --           -0.85%
--------------------------------------------------------


* Total Return is calculated including reinvestment of income and capital gain distributions. Performance does not take into account any separate account charges imposed by Aetna. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                AETNA GET FUND, SERIES C, D, E, G, H, I, J AND K

HOW DID THE PORTFOLIOS PERFORM DURING THE PERIOD?

The performance listed below for the Aetna GET Fund, Series C, D, E, G, H, I, J and K (GET C, GET D, GET E, GET G, GET H, GET I, GET J and GET K) and their respective benchmarks is for the year or period ended December 31, 2000:

                                  PORTFOLIO                                    BENCHMARK INDEX
AETNA GET FUND                     RETURN        BENCHMARK INDEX                    RETURN
GET C                              -8.64%        S&P 500 Index(c)                   -9.11%
GET D                              -3.59%        S&P 500 Index                      -9.11%
GET E                              -4.35%        S&P 500 Index                      -9.11%
GET G                              -2.96%        S&P 500 Index                      -9.11%
GET H*                              0.89%        S&P 500 Index*                     -1.99%
GET I**                            -1.53%        S&P 500 Index**                    -9.68%
GET J***                           -3.24%        S&P 500 Index***                  -10.80%
GET K****                          -0.85%        S&P 500 Index****                  -2.88%
* Performance is from 3/15/00 to 12/31/00.

** Performance is from 6/15/00 to 12/31/00.

***Performance is from 9/14/00 to 12/31/00.

**** Performance is from 12/14/00 to 12/31/00.




WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE PORTFOLIOS?

The rapid economic growth seen during 1999 slowed over the course of 2000 due primarily to six Federal Open Market Committee (FOMC) interest rate increases, which raised the Federal Funds rate to 6.50%. The economy started to show signs of slowing in May 2000 and by year-end, expectations for fourth quarter Gross Domestic Product (GDP) growth were approximately 2%, down from a high of 5.6% in the second quarter. Weakening manufacturing activity, employment numbers and consumer sentiment all supported the slower growth. The NAPM (National Association of Purchasing Management, Inc.) Index(a) fell to 43.7 in December, the weakest reading since February 1991. In the labor markets, unemployment claims rose to 375,000 by year-end, up nearly 40% since the spring. Consumer confidence, as measured by the University of Michigan, was down to 98.4, a two-year low.

Although volatility plagued the equity markets during both 1999 and 2000, negative returns were the rule rather than the exception on major indices this year. The Russell 1000 Growth Index(b), the Standard & Poor's (S&P) 500 Index(c), and the NASDAQ Composite Index(d), were down 22.42%, 9.11%, and 39.29%, respectively. In addition, S&P multiples began to

4  See Definition of Terms.

contract and S&P earnings began to decelerate from a 13% growth rate in 2000 to expectations of a 4-5% growth rate in 2001.
The year 2000 was a big year for the broad market bond indices such as the Lehman Brothers Aggregate Bond Index(e) and the Salomon Smith Barney Broad Investment-Grade Bond Index(f) which returned 11.63% and 11.59%, respectively, over the period. This year marks the first year that these bond indices outperformed the S&P 500 since 1990. During the year, interest rates declined across the yield curve as market expectation shifted from a tighter to a more accommodative Federal Reserve (Fed). Yields from two to thirty years all declined by over 100 basis points. Also providing support to the Treasury market was reduced supply resulting from the government surplus and buybacks. Spreads in most sectors widened due to supply and credit concerns. In higher quality sectors, spreads widened as Treasuries traded at a premium based on the reduced supply. Within credit sectors, spreads widened dramatically due to credit concerns, increases in default rates, and tighter credit conditions. In general, the lower the credit quality, the worse the performance.

WHICH INVESTMENTS INFLUENCED THE PORTFOLIOS' PERFORMANCE?


The Portfolios' overall performance is driven by three independent factors: the performance of both our equity and fixed income holdings and the algorithm that determines the allocation between equities and fixed income.


As the period progressed, based on our model's individual ranking of each stock in the S&P 500 Index, the weightings in technology and consumer cyclicals were reduced in favor of increased positions in consumer staples and health care. The quantitative model used to manage these Portfolios provided good discrimination between stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst's earnings estimates and price momentum were particularly effective in the first half of the period. In the latter half of the period the model's value factor -- the price/earnings factor -- performed well.

Performance has been most dramatically impacted by re-allocations into and out of equities due to increased market volatility since early 1999. The allocation strategy is driven by a complex model that is designed to work best in markets behaving consistently with historical norms. The model performs less well in markets with high volatility (rapid market increases and declines), because high equity market volatility throughout a period impacts the daily target allocation between equity and fixed income holdings. As the asset allocation component causes a Portfolio to sell equities when the market dips and buy when the market begins to rise, periods of high volatility can cause an excessive number of allocation trades between fixed income and equity holdings, thereby detracting from the total return of a Portfolio. Since early 1999, market movements have caused situations like this to occur, which have negatively impacted each of the Portfolio's performance.

GET C, D, E AND G:

The equity component of the Portfolios outperformed the S&P 500 Index during the period. The Portfolios' outperformance during the period was due to individual security selection, particularly in the communication services and technology sectors. Within communication services, the Portfolios benefited from their underweights in AT&T and WorldCom. Within the technology sector, the Portfolios benefited from their underweight in Lucent and overweights in Nortel and Texas Instruments. The Portfolios were hurt by their overweights in Intel, QUALCOMM and Microsoft.


The fixed income component of GET D underperformed the Lehman Aggregate Index over the period, led by corporate spread widening due to credit and supply concerns. The Portfolio's agency and treasury strip positions had a positive impact on the Portfolio's performance. The fixed income component of both GET E and G outperformed the Lehman Aggregate Index over the period, led by strong performance in treasury and agency strips.

GET H AND I:


Since the inception of GET H (March 15, 2000) and GET I (June 15, 2000) the equity component has outperformed the S&P 500 Index. The Portfolios' outperformance during the period was due to individual security selection, particularly in the communication services and technology sectors. Within communication services the Portfolios benefited from their underweights in AT&T and WorldCom. Within the technology sector, the Portfolios benefited from their underweights in Lucent, America Online and Motorola. The Portfolios were hurt by their overweight in Intel.

                                                               See Definition of

Terms.                                                                      5

The fixed income component of each Portfolio outperformed the Lehman Aggregate Index over the period, led by strong performance in treasury and agency strips.

GET J:

Since the inception of the Portfolio (September 14, 2000) the equity component of the Portfolio underperformed the S&P 500 Index. The Portfolio's under-performance during the period was due to individual security selection, particularly in the technology sector. Within the technology sector, the Portfolio was hurt by overweights in Intel, Sun Microsystems and Oracle. The Portfolio benefited from its underweight in Lucent. The fixed income component of the Portfolio outperformed the Lehman Aggregate over the period, led by strong performance in treasury and agency strips.



GET K:



Since the inception of the Portfolio (December 14, 2000) the equity component outperformed the S&P 500 Index. The Portfolio's outperformance during the period was due to individual security selection, particularly in the communication services and technology sectors. Within communication services the Portfolio benefited from its underweights in AT&T and WorldCom. The Portfolio was hurt by its underweight of Morgan Stanley Dean Witter. The fixed income component outperformed the Lehman Aggregate over the period, led by strong performance in treasury and agency strips.


WHAT IS YOUR OUTLOOK GOING FORWARD?


During the year 2000, investor's economic expectations moved from hopes of a soft landing, to the realities of a harder landing, to fears of a 2001 recession. As we enter 2001, the economy has slowed to a more sustainable rate of growth, oil prices have declined substantially from their highs, inflation remains tame and labor markets, while softening somewhat in the fourth quarter, are still at full employment levels (4% unemployment rate). Equity valuations have clearly moderated, from their highs in the second quarter of 2000 the presidential race has been resolved and the Federal Reserve has moved into an easing mode, reversing their 18-month tightening bias. The risk of continued earnings disappointments and the magnitude and speed of the impact of changing monetary and fiscal policies will most likely sustain financial market volatility during the first part of 2001. However, both monetary and fiscal policies are now poised to mitigate the likelihood and/or severity of a recession. The focus of our Portfolios remain unchanged, to own stocks with the strongest business fundamentals.



6  See Definition of Terms.

GET C:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.1%        2.3%       (0.2)%
Capital Goods                       9.9%        8.7%          1.2%
Communication Services              4.6%        5.9%       (1.3)%
Consumer Cyclicals                  5.7%        8.0%       (2.3)%
Consumer Staples                    9.9%       10.9%       (1.0)%
Energy                              7.9%        6.2%          1.7%
Financials                         17.6%       17.3%          0.3%
Health Care                        15.7%       13.0%          2.7%
Technology                         21.8%       23.5%       (1.7)%
Transportation                      0.7%        0.7%           --
Utilities                           4.1%        3.5%          0.6%


                                      % OF NET
TOP FIVE EQUITY HOLDINGS               ASSETS
General Electric Co.                    4.6%
Exxon Mobil Corp.                       3.7%
Pfizer, Inc.                            3.2%
American International Group, Inc.      2.5%
Cisco Systems, Inc.                     2.4%



                                ECONOMIC    ECONOMIC
                                EXPOSURE*   EXPOSURE*
ASSET CLASS ALLOCATION:         12/31/00    12/31/99
Large Cap Stocks                  96.2%       91.5%
Mid Cap Stocks                     0.4%        1.5%
International Stocks               2.9%        3.0%
Real Estate Stocks                 0.1%          --
Fixed Income                         --        3.1%
Cash Equivalents                   0.4%        0.9%
                                ---------  ---------
                                 100.0%      100.0%
                                =========  =========


                                                               See Definition of

Terms.                                                                      7

GET D:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.2%        2.3%       (0.1)%
Capital Goods                       9.9%        8.7%       1.2 %
Communication Services              4.6%        5.9%      (1.3)%
Consumer Cyclicals                  5.8%        8.0%        (2.2)%
Consumer Staples                   10.1%       10.9%        (0.8)%
Energy                              7.6%        6.2%       1.4 %
Financials                         18.2%       17.3%       0.9 %
Health Care                        15.4%       13.0%       2.4 %
Technology                         20.9%       23.5%        (2.6)%
Transportation                      0.7%        0.7%          --
Utilities                           4.6%        3.5%       1.1 %


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.2%
Exxon Mobil Corp.                   1.0%
Pfizer, Inc.                        0.9%
Cisco Systems, Inc.                 0.7%
Merck & Co., Inc.                   0.7%



                                ECONOMIC        ECONOMIC EXPOSURE*
                                EXPOSURE*            12/31/99
ASSET CLASS ALLOCATION:         12/31/00
Large Cap Stocks                  28.1%                           63.8%
Mid Cap Stocks                     0.2%                            1.1%
International Stocks               0.9%                            2.2%
Fixed Income                      70.2%                           32.8%
Cash Equivalents                   0.6%                            0.1%
                                ---------  ----------------------------
                                 100.0%                          100.0%
                                =========  ============================



8  See Definition of Terms.

GET E:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.2%        2.3%       (0.1)%
Capital Goods                       9.9%        8.7%          1.2%
Communication Services              4.4%        5.9%       (1.5)%
Consumer Cyclicals                  5.4%        8.0%       (2.6)%
Consumer Staples                   10.6%       10.9%       (0.3)%
Energy                              7.6%        6.2%          1.4%
Financials                         17.2%       17.3%       (0.1)%
Health Care                        15.6%       13.0%          2.6%
Technology                         21.3%       23.5%       (2.2)%
Transportation                      0.7%        0.7%           --
Utilities                           5.1%        3.5%          1.6%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.4%
Exxon Mobil Corp.                   1.1%
Pfizer, Inc.                        1.1%
Cisco Systems, Inc.                 0.8%
Citigroup, Inc.                     0.8%



                                   % OF          NOTIONAL VALUE*        ECONOMIC    ECONOMIC
                                INVESTMENT  OF FUTURES                  EXPOSURE*   EXPOSURE*
ASSET CLASS ALLOCATION:          12/31/00                               12/31/00    12/31/99
Large Cap Stocks                   33.1%                          3.7%    36.8%       69.1%
Mid Cap Stocks                      0.5%                           --      0.5%        1.1%
Small Cap Stocks                    0.1%                           --      0.1%          --
International Stocks                1.0%                           --      1.0%        2.2%
Fixed Income                       61.5%                           --     61.5%       27.3%
Cash Equivalents                    3.8%                       (3.7)%      0.1%        0.3%
                                ----------  --------------------------  ---------  ---------
                                  100.0%                           --    100.0%      100.0%
                                ==========  ==========================  =========  =========



                                                               See Definition of

Terms.                                                                      9

GET G:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.2%        2.3%      (0.1)%
Capital Goods                      10.1%        8.7%         1.4%
Communication Services              4.6%        5.9%      (1.3)%
Consumer Cyclicals                  6.1%        8.0%      (1.9)%
Consumer Staples                   10.1%       10.9%      (0.8)%
Energy                              7.6%        6.2%         1.4%
Financials                         17.2%       17.3%      (0.1)%
Health Care                        15.5%       13.0%         2.5%
Technology                         21.1%       23.5%        (2.4)%
Transportation                      0.8%        0.7%         0.1%
Utilities                           4.7%        3.5%         1.2%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.3%
Exxon Mobil Corp.                   1.0%
Pfizer, Inc.                        0.9%
Cisco Systems, Inc.                 0.7%
Merck & Co., Inc.                   0.7%



                                ECONOMIC    ECONOMIC
                                EXPOSURE*   EXPOSURE*
ASSET CLASS ALLOCATION:         12/31/00    12/31/99
Large Cap Stocks                  29.4%       66.8%
Mid Cap Stocks                     0.4%        1.1%
Small Cap Stocks                   0.1%          --
International Stocks               0.9%        2.2%
Fixed Income                      69.1%       29.2%
Cash Equivalents                   0.1%        0.7%
                                ---------  ---------
                                 100.0%      100.0%
                                =========  =========



10 See Definition of Terms.

GET H:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.2%        2.3%       (0.1)%
Capital Goods                       9.9%        8.7%          1.2%
Communication Services              4.7%        5.9%       (1.2)%
Consumer Cyclicals                  6.0%        8.0%       (2.0)%
Consumer Staples                    9.7%       10.9%       (1.2)%
Energy                              7.6%        6.2%          1.4%
Financials                         17.4%       17.3%          0.1%
Health Care                        15.9%       13.0%          2.9%
Technology                         21.1%       23.5%       (2.4)%
Transportation                      0.8%        0.7%          0.1%
Utilities                           4.7%        3.5%          1.2%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.5%
Exxon Mobil Corp.                   1.2%
Pfizer, Inc.                        1.1%
Cisco Systems, Inc.                 0.9%
Merck & Co., Inc.                   0.8%



                                   % OF          NOTIONAL VALUE*             ECONOMIC EXPOSURE*
                                INVESTMENT  OF FUTURES                   12/31/00
ASSET CLASS ALLOCATION:          12/31/00
Large Cap Stocks                   34.1%                          1.0%                         35.1%
Mid Cap Stocks                      0.4%                           --                           0.4%
Small Cap Stocks                    0.1%                           --                           0.1%
International Stocks                1.0%                           --                           1.0%
Fixed Income                       63.3%                           --                          63.3%
Cash Equivalents                    1.1%                       (1.0)%                           0.1%
                                ----------  --------------------------  ----------------------------
                                  100.0%                           --                         100.0%
                                ==========  ==========================  ============================


                                                               See Definition of

Terms.                                                                     11

GET I:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.1%        2.3%       (0.2)%
Capital Goods                      10.5%        8.7%         1.8%
Communication Services              4.5%        5.9%       (1.4)%
Consumer Cyclicals                  5.9%        8.0%       (2.1)%
Consumer Staples                    9.9%       10.9%       (1.0)%
Energy                              7.2%        6.2%         1.0%
Financials                         16.7%       17.3%       (0.6)%
Health Care                        14.9%       13.0%          1.9%
Technology                         22.7%       23.5%       (0.8)%
Transportation                      0.7%        0.7%           --
Utilities                           4.9%        3.5%          1.4%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.6%
Exxon Mobil Corp.                   1.1%
Pfizer, Inc.                        1.0%
Cisco Systems, Inc.                 0.9%
Microsoft Corp.                     0.8%



                                   % OF          NOTIONAL VALUE*             ECONOMIC EXPOSURE*
                                INVESTMENT  OF FUTURES                   12/31/00
ASSET CLASS ALLOCATION:          12/31/00
Large Cap Stocks                   32.5%                          1.1%                         33.6%
Mid Cap Stocks                      0.4%                           --                           0.4%
Small Cap Stocks                    0.1%                           --                           0.1%
International Stocks                0.9%                           --                           0.9%
Fixed Income                       64.8%                           --                          64.8%
Cash Equivalents                    1.3%                       (1.1)%                           0.2%
                                ----------  --------------------------  ----------------------------
                                  100.0%                           --                         100.0%
                                ==========  ==========================  ============================



12 See Definition of Terms.

GET J:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.2%        2.3%       (0.1)%
Capital Goods                      10.1%        8.7%          1.4%
Communication Services              4.6%        5.9%       (1.3)%
Consumer Cyclicals                  6.1%        8.0%       (1.9)%
Consumer Staples                   10.0%       10.9%       (0.9)%
Energy                              7.4%        6.2%          1.2%
Financials                         17.2%       17.3%       (0.1)%
Health Care                        15.4%       13.0%          2.4%
Technology                         21.1%       23.5%       (2.4)%
Transportation                      0.8%        0.7%          0.1%
Utilities                           5.1%        3.5%          1.6%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.4%
Exxon Mobil Corp.                   1.0%
Pfizer, Inc.                        1.0%
Cisco Systems, Inc.                 0.8%
Merck & Co., Inc.                   0.7%



                                   % OF          NOTIONAL VALUE*             ECONOMIC EXPOSURE*
                                INVESTMENT  OF FUTURES                   12/31/00
ASSET CLASS ALLOCATION:          12/31/00
Large Cap Stocks                   32.3%                          0.8%                         33.1%
Mid Cap Stocks                      0.4%                           --                           0.4%
Small Cap Stocks                    0.1%                           --                           0.1%
International Stocks                0.9%                           --                           0.9%
Fixed Income                       65.2%                           --                          65.2%
Cash Equivalents                    1.1%                       (0.8)%                           0.3%
                                ----------  --------------------------  ----------------------------
                                  100.0%                           --                         100.0%
                                ==========  ==========================  ============================


                                                               See Definition of

Terms.                                                                     13

GET K:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.1%        2.3%       (0.2)%
Capital Goods                       9.9%        8.7%          1.2%
Communication Services              4.7%        5.9%       (1.2)%
Consumer Cyclicals                  5.9%        8.0%       (2.1)%
Consumer Staples                   10.4%       10.9%       (0.5)%
Energy                              7.4%        6.2%          1.2%
Financials                         16.7%       17.3%       (0.6)%
Health Care                        15.5%       13.0%          2.5%
Technology                         22.3%       23.5%       (1.2)%
Transportation                      0.8%        0.7%          0.1%
Utilities                           4.3%        3.5%          0.8%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.8%
Exxon Mobil Corp.                   1.3%
Pfizer, Inc.                        1.3%
Cisco Systems, Inc.                 1.0%
Citigroup Inc.                      0.9%



                                     ECONOMIC EXPOSURE*
                                 12/31/00
ASSET CLASS ALLOCATION:
Large Cap Stocks                                       39.7%
Mid Cap Stocks                                          0.4%
Small Cap Stocks                                        0.1%
International Stocks                                    1.2%
Fixed Income                                           58.3%
Cash Equivalents                                        0.3%
                                ----------------------------
                                                      100.0%
                                ============================



* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Series' exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

The opinions expressed reflect those of the portfolio manager only through December 31, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Series are subject to change.

14 See Definition of Terms.

                            AETNA GET FUND, SERIES L

ACCUMULATION PERIOD

Aetna GET Fund, Series L (GET L) will be offered from December 14, 2000 through March 14, 2001 as a funding option under certain variable annuity contracts issued by Aetna Life Insurance and Annuity Company. GET L assets will be invested entirely in short term instruments prior to March 14, 2001. After that date, GET L will allocate its investments between equities and fixed income securities in proportions that are intended to help GET L attain its investment objective.

                                                               See Definition of

Terms.                                                                     15

DEFINITION OF TERMS

(a)The National Association of Purchasing Management, Inc. (NAPM) is a communication link with more than 47,000 purchasing and supply management professionals.
(b)
  The Russell 1000 Growth Index consists of the largest 1,000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.
(c)
  The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank
  Russell Company.
(d)NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.
(e)The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index,
  Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(f)
  Salomon Smith Barney Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.


The unmanaged indices described above are not available for individual investment.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES C


                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
COMMON STOCKS (99.6%)
AEROSPACE/DEFENSE (1.2%)
Boeing Co. .............................     19,000            1,254,000
General Dynamics Corp. .................      4,400              343,200
Goodrich (B.F.) Co. ....................      1,000               36,375
Lockheed Martin Corp. ..................      8,400              285,180
Northrop Grumman Corp. .................      1,500              124,500
                                                               2,043,255
                                                           ---------------
AGRICULTURE (0.1%)
Archer-Daniels-Midland Co. .............     10,185              152,775
                                                           ---------------
AIR FREIGHT (0.1%)
FedEx Corp. + ..........................      4,260              170,230
                                                           ---------------
AIRLINES (0.3%)
AMR Corp. + ............................      2,400               94,050
Delta Air Lines, Inc. ..................      1,600               80,300
Southwest Airlines Co. .................     10,900              365,477
                                                                 539,827
                                                           ---------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ....................      4,500              153,844
Alcoa Inc. .............................     12,308              412,318
                                                                 566,162
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. ...............        900                9,563
Dana Corp. .............................      1,357               20,779
Delphi Automotive Systems Corp. ........     10,642              119,722
Genuine Parts Co. ......................      1,350               35,353
Snap-On, Inc. ..........................      1,100               30,663
TRW, Inc. ..............................      2,000               77,500
Visteon Corp. ..........................      2,762               31,763
                                                                 325,343
                                                           ---------------
AUTOMOBILES (0.8%)
Ford Motor Co. .........................     27,200              637,500
General Motors Corp. + .................     12,000              611,250
                                                               1,248,750
                                                           ---------------
BANKS - MAJOR REGIONAL (4.0%)
Bank of New York Co., Inc. .............     10,500              579,469
Bank One Corp. .........................     15,000              549,375
BB&T Corp. .............................      5,600              208,950
Comerica, Inc. .........................      2,300              136,562
Fifth Third Bancorp ....................      6,187              369,673
Firstar Corp. ..........................     12,227              284,278
Fleet Boston Financial Corp. ...........     11,587              435,237
Huntington Bancshares Inc. .............      1,565               25,333
KeyCorp ................................      5,200              145,600
Mellon Financial Corp. .................      7,700              378,744
National City Corp. ....................      8,300              238,625
Northern Trust Corp. ...................      3,500              285,469
PNC Financial Services Group ...........      4,600              336,087
SouthTrust Corp. .......................      2,700              109,856
State Street Corp. .....................      2,400              298,104
Summit Bancorp .........................      1,200               45,825
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Suntrust Banks, Inc. ...................      4,400         $    277,200
Synovus Financial Corp. ................      4,200              113,138
U.S. Bancorp ...........................      9,700              283,119
Wachovia Corp. .........................      3,000              174,375
Wells Fargo & Co. ......................     23,300            1,297,519
                                                               6,572,538
                                                           ---------------
BANKS - MONEY CENTER (1.6%)
Bank of America Corp. ..................     24,300            1,114,762
Chase Manhattan Corp. (The) ............     18,500              840,594
First Union Corp. ......................      7,000              194,688
J.P. Morgan & Co. ......................      2,800              463,400
                                                               2,613,444
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.4%)
Anheuser-Busch Co., Inc. ...............     12,000              546,000
Brown-Forman Corp. + ...................        800               53,200
Coors (Adolph) Co. .....................        300               24,094
                                                                 623,294
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.7%)
Coca-Cola Co. (The) ....................     17,700            1,078,594
                                                           ---------------
BIOTECHNOLOGY (0.7%)
Amgen, Inc. + ..........................     13,800              882,337
Biogen, Inc. + .........................      2,000              120,125
MedImmune, Inc. + ......................      4,100              195,519
                                                               1,197,981
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.5%)
Clear Channel Communications, Inc. + ...      7,500              363,281
Comcast Corp. - Class A Special + ......     12,000              501,000
                                                                 864,281
                                                           ---------------
CHEMICALS (0.7%)
Air Products and Chemicals, Inc. .......      4,200              172,200
Du Pont (E.I.) de Nemours ..............     13,500              652,219
Eastman Chemical Co. ...................      1,700               82,875
Praxair, Inc. ..........................      2,800              124,250
Rohm & Haas Co. ........................      3,100              112,569
Union Carbide Corp. ....................      1,300               69,956
                                                               1,214,069
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. ........................      2,100               42,788
FMC Corp. + ............................        600               43,012
                                                                  85,800
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ...........................        800               34,550
Great Lakes Chemical Corp. .............        700               26,031
Hercules, Inc. .........................      1,600               30,500
International Flavors & Fragrances, Inc.      1,000               20,313
Sigma-Aldrich Corp. ....................      1,900               74,694
                                                                 186,088
                                                           ---------------
COMMUNICATIONS EQUIPMENT (1.7%)
ADC Telecommunications, Inc. + .........     11,600              210,250
Andrew Corp. + .........................        600               13,050
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Comverse Technology, Inc. + ............      2,100         $    228,113
Corning, Inc. ..........................     12,600              665,437
Nortel Networks Corp. ..................     44,000            1,410,750
Scientific-Atlanta, Inc. ...............      3,100              100,944
Tellabs, Inc. + ........................      2,900              163,850
                                                               2,792,394
                                                           ---------------
COMPUTERS - HARDWARE (4.0%)
Apple Computer, Inc. + .................      6,400               95,200
Compaq Computer Corp. ..................     22,300              335,615
Dell Computer Corp. + ..................     38,500              671,344
Gateway, Inc. + ........................      5,400               97,146
Hewlett-Packard Co. ....................     35,800            1,129,937
International Business Machines Corp. ..     25,900            2,201,500
Palm, Inc. + ...........................      7,900              223,669
Sun Microsystems, Inc. + ...............     64,200            1,789,575
                                                               6,543,986
                                                           ---------------
COMPUTERS - NETWORKING (2.7%)
Cabletron Systems, Inc. + ..............      1,300               19,581
Cisco Systems, Inc. + ..................    104,700            4,004,775
Network Appliance, Inc. + ..............      6,600              423,947
                                                               4,448,303
                                                           ---------------
COMPUTERS - PERIPHERALS (1.7%)
EMC Corp. + ............................     40,100            2,666,650
Lexmark International Group, Inc. + ....      1,800               79,762
                                                               2,746,412
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (6.0%)
Adobe Systems, Inc. ....................      5,300              308,394
America Online, Inc. + .................     30,300            1,054,440
BroadVision, Inc. + ....................      3,500               41,344
Computer Associates International, Inc.       8,100              157,950
Compuware Corp. + ......................      5,000               31,250
Intuit Inc. + ..........................      2,900              114,369
Mercury Interactive Corp. + ............      1,500              135,375
Microsoft Corp. + ......................     77,500            3,361,562
Oracle Corp. + .........................    100,400            2,917,875
Parametric Technology Co. + ............      4,000               53,750
PeopleSoft, Inc. + .....................      4,300              159,906
Siebel Systems, Inc. + .................      8,500              574,812
Unisys Corp. + .........................      2,100               30,713
VERITAS Software Corp. + ...............      7,800              682,500
Yahoo! Inc. + ..........................      7,200              217,237
                                                               9,841,477
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................      1,600               76,600
                                                           ---------------
CONSUMER FINANCE (0.9%)
Capital One Financial Corp. ............      3,300              217,181
Countrywide Credit Industries, Inc. ....      2,100              105,525
Household International, Inc. ..........      6,600              363,000
MBNA Corp. .............................     14,575              538,364
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
CONSUMER FINANCE (CONTINUED)
Providian Financial Corp. ..............      4,000              230,000
                                                               1,454,070
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................        600               27,638
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.1%)
Bemis Co., Inc. ........................        800               26,850
Pactiv Corp. + .........................      1,300               16,088
Temple-Inland Inc. .....................      1,100               58,987
                                                                 101,925
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.5%)
Cardinal Health, Inc. ..................      3,800              378,575
McKesson HBOC, Inc. ....................      3,900              139,971
SUPERVALU, Inc. ........................      3,800               52,725
Sysco Corp. ............................     10,600              318,000
                                                                 889,271
                                                           ---------------
ELECTRIC COMPANIES (2.5%)
Ameren Corp. ...........................        900               41,681
American Electric Power Co., Inc. ......      4,240              197,160
CMS Energy Corp. .......................      1,600               50,700
Consolidated Edison, Inc. ..............      3,000              115,500
Constellation Energy Group .............      2,000               90,125
Dominion Resources, Inc. ...............      3,479              233,093
DTE Energy Co. .........................      2,500               97,344
Duke Energy Corp. ......................      8,230              701,607
Edison International Inc. ..............      4,100               64,063
Entergy Corp. ..........................      5,100              215,794
Exelon Corp. ...........................      5,950              417,749
FirstEnergy Corp. ......................      5,000              157,813
FPL Group, Inc. ........................      2,700              193,725
PG&E Corp. .............................      6,300              126,000
Pinnacle West Capital Corp. ............      1,300               61,913
PPL Corp. ..............................      3,100              140,081
Progress Energy, Inc. ..................      2,000               98,375
Public Service Enterprise Group, Inc. ..      2,600              126,425
Reliant Energy Inc. ....................      5,715              247,531
Southern Co. ...........................      9,200              305,900
TXU Corp. ..............................      4,657              206,363
Xcel Energy, Inc. ......................      5,700              165,656
                                                               4,054,598
                                                           ---------------
ELECTRICAL EQUIPMENT (5.3%)
American Power Conversion Corp. + ......      4,000               49,500
Cooper Industries, Inc. ................      1,000               45,938
Emerson Electric Co. ...................      6,000              472,875
General Electric Co. ...................    158,100            7,578,919
Molex, Inc. ............................      3,375              119,812
Power-One, Inc. + ......................      1,400               55,037
Rockwell International Corp. ...........      3,000              142,875
Sanmina Corp. + ........................      1,900              145,587
Symbol Technologies, Inc. ..............      2,000               72,000
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
ELECTRICAL EQUIPMENT (CONTINUED)
Thomas & Betts Corp. ...................        600                9,713
                                                               8,692,256
                                                           ---------------
ELECTRONICS - DEFENSE (0.1%)
Raytheon Co. ...........................      5,200              161,525
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.3%)
Agilent Technologies, Inc. .............      5,788              316,893
PerkinElmer, Inc. ......................        700               73,500
Tektronix, Inc. ........................      1,800               60,637
                                                                 451,030
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (3.6%)
Adaptec, Inc. + ........................      2,300               23,575
Advanced Micro Devices, Inc. + .........      6,600               91,163
Altera Corp. + .........................      5,600              147,350
Analog Devices, Inc. + .................      7,900              404,381
Broadcom Corp. - Class A + .............      4,900              411,600
Conexant Systems, Inc. + ...............      1,500               23,063
Intel Corp. ............................     99,000            2,976,187
JDS Uniphase Corp. + ...................     13,800              575,287
Linear Technology Corp. ................      6,800              314,500
LSI Logic Corp. + ......................      4,200               71,778
Maxim Integrated Products, Inc. + ......      5,900              282,094
Micron Technology, Inc. + ..............      7,500              266,250
National Semiconductor Corp. + .........      3,600               72,450
QLogic Corp. + .........................      1,300              100,100
Xilinx, Inc. + .........................      2,500              115,312
                                                               5,875,090
                                                           ---------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ............................      1,700               56,206
McDermott International, Inc. ..........      1,000               10,750
                                                                  66,956
                                                           ---------------
ENTERTAINMENT (1.8%)
Time Warner, Inc. ......................     18,900              987,336
Viacom, Inc. - Class B + ...............     21,798            1,019,057
Walt Disney Co. (The) + ................     29,900              865,231
                                                               2,871,624
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.4%)
Applied Materials, Inc. + ..............     11,500              439,156
KLA-Tencor Corp. + .....................      4,000              134,750
Novellus Systems, Inc. + ...............      2,400               86,250
                                                                 660,156
                                                           ---------------
FINANCIAL - DIVERSIFIED (4.9%)
American Express Co. ...................     18,900            1,038,319
Citigroup Inc. .........................     74,345            3,796,241
Fannie Mae .............................     14,800            1,283,900
Freddie Mac ............................      4,600              316,825
Morgan Stanley Dean Witter & Co. .......     18,400            1,458,200
USA Education Inc. .....................      2,200              149,600
                                                               8,043,085
                                                           ---------------
FOODS (2.1%)
Campbell Soup Co. ......................      6,100              211,212
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
FOODS (CONTINUED)
ConAgra Foods, Inc. ....................      7,300              189,800
General Mills, Inc. ....................      4,600              204,988
Heinz (H.J.) Co. .......................      5,600              265,650
Hershey Foods Corp. ....................      1,700              109,438
Kellogg Co. ............................      6,100              160,125
PepsiCo, Inc. ..........................     20,500            1,016,031
Quaker Oats Co. ........................      2,000              194,750
Ralston Purina Group ...................      4,300              112,338
Sara Lee Corp. .........................     12,600              309,487
Unilever NV ............................      8,400              528,675
Wrigley (Wm.) Jr. Co. + ................      2,000              191,625
                                                               3,494,119
                                                           ---------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ...................      3,700              206,506
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........      1,200               31,650
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Homestake Mining Co. ...................      4,200               17,588
                                                           ---------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. ...................      1,700               66,725
Stanley Works (The) ....................      1,400               43,663
                                                                 110,388
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ...........................      2,800              119,000
Watson Pharmaceuticals, Inc. + .........      1,400               71,663
                                                                 190,663
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (8.2%)
Allergan, Inc. .........................      2,000              193,625
Eli Lilly & Co. ........................     16,100            1,498,306
Merck & Co., Inc. ......................     42,400            3,969,700
Pfizer, Inc. ...........................    115,825            5,327,950
Pharmacia Corp. ........................     19,282            1,176,202
Schering-Plough Corp. ..................     21,600            1,225,800
                                                              13,391,583
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.4%)
HCA - The Healthcare Co. ...............      8,500              374,085
Tenet Healthcare Corp. + ...............      5,000              222,187
                                                                 596,272
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.3%)
UnitedHealth Group Inc. ................      5,200              319,150
Wellpoint Health Networks, Inc. + ......      1,000              115,250
                                                                 434,400
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.5%)
Applera Corp-Applied Biosystem Group ...      4,200              395,062
Bard (C.R.) Inc. .......................        800               37,250
Bausch & Lomb, Inc. ....................        700               28,306
Baxter International, Inc. .............      4,300              379,744
Becton, Dickinson & Co. ................      4,200              145,425
Biomet, Inc. ...........................      3,000              119,063
Boston Scientific Corp. + ..............      5,300               72,544
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
Guidant Corp. + ........................      4,000              215,750
Medtronic, Inc. + ......................     16,100              972,037
St. Jude Medical, Inc. + ...............      1,700              104,444
                                                               2,469,625
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.1%)
HEALTHSOUTH Corp. + ....................      6,700              109,294
                                                           ---------------
HEALTH CARE DIVERSIFIED (4.0%)
Abbott Laboratories ....................     23,000            1,114,062
American Home Products Corp. ...........     19,400            1,232,870
Bristol-Myers Squibb Co. ...............     28,900            2,136,794
Johnson & Johnson ......................     20,500            2,153,781
                                                               6,637,507
                                                           ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. .............        900               30,319
Pulte Corp. ............................      1,000               42,187
                                                                  72,506
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..................      3,200               60,600
Whirlpool Corp. ........................      1,500               71,531
                                                                 132,131
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (1.1%)
Clorox Co. .............................      2,900              102,950
Colgate-Palmolive Co. ..................      7,700              497,035
Kimberly-Clark Corp. ...................      7,400              523,106
Procter & Gamble Co. ...................      8,600              674,562
                                                               1,797,653
                                                           ---------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...................      1,700               51,000
Newell Rubbermaid Inc. .................      3,400               77,350
Tupperware Corp. .......................      1,100               22,481
                                                                 150,831
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.7%)
AFLAC, Inc. ............................      5,900              425,906
American General Corp. .................      3,564              290,466
Jefferson-Pilot Corp. ..................      1,600              119,600
Lincoln National Corp. .................      3,000              141,938
Torchmark Corp. ........................      2,300               88,406
UnumProvident Corp. ....................      3,000               80,625
                                                               1,146,941
                                                           ---------------
INSURANCE - MULTI-LINE (3.0%)
American International Group, Inc. .....     40,947            4,035,839
CIGNA Corp. ............................      2,900              383,670
Hartford Financial Services Group, Inc.       4,100              289,562
Loews Corp. ............................      1,800              186,413
                                                               4,895,484
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.7%)
Allstate Corp. (The) ...................      9,500              413,844
Chubb Corp. ............................      2,200              190,300
Cincinnati Financial Corp. .............      1,200               47,475
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
INSURANCE - PROPERTY/CASUALTY (CONTINUED)
MBIA, Inc. .............................        800               59,300
MGIC Investment Corp. ..................      2,500              168,594
Progressive Corp. ......................      1,100              113,987
St. Paul Co., Inc. .....................      4,296              233,326
                                                               1,226,826
                                                           ---------------
INSURANCE BROKERS (0.4%)
Aon Corp. ..............................      3,500              119,875
Marsh & McLennan Co., Inc. .............      4,600              538,200
                                                                 658,075
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.8%)
Bear Stearns Co., Inc. (The) ...........      1,995              101,122
Lehman Brothers Holdings Inc. ..........      4,000              270,500
Merrill Lynch & Co., Inc. ..............     14,700            1,002,356
                                                               1,373,978
                                                           ---------------
INVESTMENT MANAGEMENT (0.2%)
Franklin Resources, Inc. ...............      4,300              163,830
Price (T. Rowe) Associates, Inc. .......      1,800               76,078
Stilwell Financial, Inc. ...............      3,400              134,088
                                                                 373,996
                                                           ---------------
LEISURE TIME - PRODUCTS (0.2%)
Brunswick Corp. ........................      1,500               24,656
Harley-Davidson, Inc. ..................      6,300              250,425
Hasbro, Inc. ...........................      1,450               15,406
Mattel, Inc. ...........................      6,500               93,860
                                                                 384,347
                                                           ---------------
LODGING - HOTELS (0.2%)
Carnival Corp. .........................      4,200              129,413
Marriott International, Inc. ...........      3,900              164,775
                                                                 294,188
                                                           ---------------
MACHINERY - DIVERSIFIED (0.4%)
Caterpillar, Inc. ......................      4,700              222,369
Deere & Co. ............................      3,500              160,344
Dover Corp. ............................      2,800              113,575
Ingersoll-Rand Co. .....................      2,300               96,312
Timken Co. .............................      1,000               15,125
                                                                 607,725
                                                           ---------------
MANUFACTURING - DIVERSIFIED (2.0%)
Crane Co. ..............................      1,200               34,125
Danaher Corp. ..........................      2,000              136,750
Eaton Corp. ............................        700               52,631
Honeywell International Inc. ...........      5,600              264,950
Illinois Tool Works, Inc. ..............      2,000              119,125
ITT Industries, Inc. ...................      1,300               50,375
Johnson Controls, Inc. .................      1,400               72,800
Minnesota Mining and Manufacturing Co.
 (3M)...................................      5,300              638,650
National Service Industries, Inc. ......        800               20,550
Parker-Hannifin Corp. ..................      1,700               75,013
PPG Industries Inc. ....................      1,200               55,575
Textron, Inc. ..........................      2,600              120,900
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
Tyco International Ltd. ................     31,032            1,722,276
                                                               3,363,720
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.5%)
Avery Dennison Corp. ...................      1,700               93,287
Briggs & Stratton Corp. ................        300               13,313
Millipore Corp. ........................        700               44,100
Pall Corp. .............................      1,900               40,494
Sealed Air Corp. + .....................      1,300               39,650
United Technologies Corp. ..............      7,000              550,375
                                                                 781,219
                                                           ---------------
METALS MINING (0.1%)
Freeport-McMoRan Copper & Gold, Inc. + .      1,500               12,844
Phelps Dodge Corp. .....................      1,200               66,975
                                                                  79,819
                                                           ---------------
MISCELLANEOUS METALS (0.1%)
Barrick Gold Corp. .....................      6,700              109,746
Inco Ltd. + ............................      2,900               48,604
                                                                 158,350
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.4%)
Coastal Corp. (The) ....................      3,300              291,431
Dynegy Inc. ............................      6,100              341,981
El Paso Energy Corp. ...................      3,600              257,850
Enron Corp. ............................     12,400            1,030,750
NICOR, Inc. ............................        900               38,869
Peoples Energy Corp. ...................        600               26,850
Sempra Energy ..........................      4,311              100,231
Williams Co., Inc. (The) ...............      6,100              243,619
                                                               2,331,581
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Pitney Bowes, Inc. .....................      3,500              115,938
                                                           ---------------
OIL (1.1%)
Royal Dutch Petroleum Co. ..............     30,600            1,853,212
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.8%)
Baker Hughes Inc. ......................      4,200              174,563
Halliburton Co. ........................      5,700              206,625
Nabors Industries, Inc. + ..............      1,900              112,385
Rowan Co., Inc. + ......................      2,000               54,000
Schlumberger, Ltd. .....................      8,300              663,481
Transocean Sedco Forex Inc. ............      2,900              133,400
                                                               1,344,454
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.6%)
Anadarko Petroleum Corp. ...............      3,401              241,743
Apache Corp. ...........................      2,200              154,137
Burlington Resources, Inc. .............      3,600              181,800
Devon Energy Corp. .....................      2,100              128,037
EOG Resources, Inc. ....................      2,200              120,313
Kerr-McGee Corp. .......................      1,300               87,019
Unocal Corp. ...........................      3,900              150,881
                                                               1,063,930
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Sunoco, Inc. ...........................      1,800               60,638
Tosco Corp. ............................      3,000              101,812
                                                                 162,450
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.6%)
Amerada Hess Corp. .....................      2,200              160,737
Conoco Inc. - Class B ..................      8,900              257,544
Occidental Petroleum Corp. .............      8,600              208,550
Phillips Petroleum Co. .................      4,200              238,875
USX-Marathon Group .....................      6,800              188,700
                                                               1,054,406
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (4.6%)
Chevron Corp. ..........................     11,900            1,004,806
Exxon Mobil Corp. ......................     70,699            6,146,394
Texaco, Inc. ...........................      7,300              453,513
                                                               7,604,713
                                                           ---------------
PAPER & FOREST PRODUCTS (0.4%)
Boise Cascade Corp. ....................      1,100               36,987
Georgia-Pacific Corp. ..................      2,400               74,700
International Paper Co. ................      3,500              142,844
Louisiana-Pacific Corp. ................      2,400               24,300
Mead Corp. .............................        800               25,100
Potlatch Corp. .........................        400               13,425
Westvaco Corp. .........................      1,000               29,187
Weyerhaeuser Co. .......................      3,500              177,625
Willamette Industries, Inc. ............      2,500              117,344
                                                                 641,512
                                                           ---------------
PERSONAL CARE (0.3%)
Alberto-Culver Co. - Class B ...........      1,000               42,813
Avon Products, Inc. ....................      3,300              157,987
Gillette Co. ...........................      6,900              249,262
                                                                 450,062
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ......................      4,200              165,375
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.2%)
AES Corp. + ............................      6,100              337,788
                                                           ---------------
PUBLISHING (0.2%)
Harcourt General, Inc. .................        800               45,760
McGraw-Hill Co., Inc. (The) ............      3,200              187,600
Meredith Corp. .........................        400               12,875
                                                                 246,235
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.4%)
Dow Jones & Co., Inc. ..................      1,100               62,288
Gannett Co., Inc. ......................      3,600              227,025
Knight-Ridder, Inc. ....................      1,900              108,062
New York Times Co. .....................      2,700              108,169
Tribune Co. ............................      2,300               97,175
                                                                 602,719
                                                           ---------------
RAILROADS (0.3%)
Burlington Northern Santa Fe Corp. .....      5,400              152,887
Norfolk Southern Corp. .................      5,900               78,544
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
RAILROADS (CONTINUED)
Union Pacific Corp. ....................      3,700              187,775
                                                                 419,206
                                                           ---------------
REIT DIVERSIFIED (0.1%)
Starwood Hotels & Resorts Worldwide,          4,000              141,000
 Inc....................................
                                                           ---------------
RESTAURANTS (0.6%)
Darden Restaurants, Inc. ...............      3,000               68,625
McDonald's Corp. .......................     19,800              673,200
Starbucks Corp. + ......................      2,500              110,625
Tricon Global Restaurants, Inc. + ......      2,470               81,510
Wendy's International, Inc. ............      2,400               63,000
                                                                 996,960
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.6%)
Home Depot, Inc. .......................     16,600              758,412
Lowe's Co., Inc. .......................      2,800              124,600
Sherwin-Williams Co. ...................      2,000               52,625
                                                                 935,637
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Best Buy Co., Inc. + ...................      4,000              118,250
Circuit City Stores - Circuit City Group      3,100               35,650
RadioShack Corp. .......................      2,700              115,594
                                                                 269,494
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.5%)
Dillards, Inc. .........................      1,600               18,900
Federated Department Stores, Inc. + ....      3,000              105,000
Kohl's Corp. + .........................      4,800              292,800
May Department Stores Co. ..............      4,100              134,275
Nordstrom, Inc. ........................      2,300               41,831
Sears, Roebuck & Co. ...................      7,100              246,725
                                                                 839,531
                                                           ---------------
RETAIL - DISCOUNTERS (0.0%)
Consolidated Stores Corp. + ............      1,700               18,063
Dollar General Corp. ...................      2,375               44,828
                                                                  62,891
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (1.2%)
Target Corp. ...........................     11,600              374,100
Wal-Mart Stores, Inc. ..................     30,700            1,630,937
                                                               2,005,037
                                                           ---------------
RETAIL - SPECIALITY (0.2%)
AutoZone, Inc. + .......................      1,300               37,050
Bed Bath & Beyond, Inc. + ..............      5,400              120,825
Office Depot, Inc. + ...................      6,000               42,750
Tiffany & Co. ..........................      3,100               98,038
Toys "R" Us, Inc. + ....................      2,700               45,056
                                                                 343,719
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ......................      7,400              126,263
TJX Companies, Inc. ....................      4,000              111,000
                                                                 237,263
                                                           ---------------
RETAIL STORES - DRUG STORE (0.6%)
CVS Corp. ..............................      5,500              329,656
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
RETAIL STORES - DRUG STORE (CONTINUED)
Longs Drug Stores Corp. ................        800               19,300
Walgreen Co. ...........................     13,800              577,013
                                                                 925,969
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.5%)
Albertson's, Inc. ......................      6,500              172,250
Kroger Co. (The) + .....................     10,500              284,156
Safeway, Inc. + ........................      6,700              418,750
                                                                 875,156
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.4%)
Charter One Financial, Inc. ............      2,940               84,892
Golden West Financial Corp. ............      2,700              182,250
Washington Mutual Financial Corp. ......      7,100              376,744
                                                                 643,886
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.2%)
Interpublic Group of Co., Inc. (The) ...      2,300               97,894
Omnicom Group, Inc. ....................      2,200              182,325
                                                                 280,219
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.2%)
Cendant Corp. + ........................     10,200               98,175
Convergys Corp. + ......................      2,100               95,156
H&R Block, Inc. ........................      2,500              103,438
IMS Health, Inc. .......................      2,100               56,700
                                                                 353,469
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.3%)
Computer Sciences Corp. + ..............      1,300               78,162
Electronic Data Systems Corp. ..........      6,600              381,150
Sabre Holdings Corp. ...................      1,734               74,779
Sapient Corp. + ........................      2,600               31,038
                                                                 565,129
                                                           ---------------
SERVICES - DATA PROCESSING (0.7%)
Automatic Data Processing, Inc. ........      9,100              576,144
Ceridian Corp. + .......................      1,100               21,931
Equifax, Inc. ..........................      1,200               34,425
First Data Corp. .......................      5,900              310,856
Paychex, Inc. ..........................      5,225              254,066
                                                               1,197,422
                                                           ---------------
SERVICES - EMPLOYMENT (0.1%)
Robert Half International, Inc. + ......      3,800              100,700
                                                           ---------------
SPECIALITY PRINTING (0.1%)
Deluxe Corp. ...........................      1,500               37,905
RR Donnelley & Sons Co. ................      2,200               59,400
                                                                  97,305
                                                           ---------------
STEEL (0.1%)
Allegheny Technologies Inc. ............        900               14,288
Nucor Corp. ............................      1,900               75,406
USX-US Steel Group, Inc. ...............      2,100               37,800
Worthington Industries .................      1,300               10,481
                                                                 137,975
                                                           ---------------
TELEPHONE (3.9%)
BellSouth Corp. ........................     27,500            1,125,781
                                          NUMBER OF        MARKET VALUE
                                            SHARES
                                          ------------     ---------------
TELEPHONE (CONTINUED)
Qwest Communications International Inc.
 +......................................     23,613              968,133
SBC Communications, Inc. ...............     50,100            2,392,275
Verizon Communications .................     38,806            1,945,151
                                                               6,431,340
                                                           ---------------
TELEPHONE LONG DISTANCE (0.6%)
AT&T Corp. .............................     54,300              940,068
Global Crossing Ltd. + .................      6,300               90,169
                                                               1,030,237
                                                           ---------------
TEXTILES - APPAREL (0.1%)
Liz Claiborne, Inc. ....................        600               24,975
VF Corp. ...............................      2,000               72,480
                                                                  97,455
                                                           ---------------
TOBACCO (1.1%)
Philip Morris Co. Inc. .................     40,100            1,764,400
UST, Inc. ..............................      2,600               72,962
                                                               1,837,362
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................      1,600               26,600
                                                           ---------------
TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. ...............        900               34,144
Navistar International Corp. + .........        800               20,950
PACCAR, Inc. ...........................      1,800               88,650
                                                                 143,744
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. .................      7,600              210,900
TOTAL COMMON STOCKS                                          163,648,192
 (COST $158,596,543)
                                                           ---------------
                                          PRINCIPAL
                                            AMOUNT
                                          ------------
LONG-TERM BONDS AND NOTES (0.0%)
U.S. Treasury Strip,Zero Coupon,11/15/01  $  63,000               60,073
TOTAL LONG-TERM BONDS AND NOTES                                   60,073
 (COST $60,211)
                                                           ---------------
SHORT-TERM INVESTMENTS (0.6%)
Federal Home Loan Mortgage Corp.,
 5.43%,01/02/01 ........................    945,000              945,000
TOTAL SHORT-TERM INVESTMENTS                                     945,000
 (COST $945,000)
                                                           ---------------
TOTAL INVESTMENTS (COST $159,601,754)(A)                     164,653,265
OTHER ASSETS LESS LIABILITIES                                   (408,433  )
                                                           ---------------
TOTAL NET ASSETS                                            $164,244,832
                                                           ---------------


    See Notes to Portfolio of Investments.                                    17

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES C (CONTINUED)

18 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    19

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES C (CONTINUED)

20 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    21

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES C (CONTINUED)

22 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $161,656,625. Unrealized gains and losses, based on identified tax cost at December 31, 2000, are as follows:

Unrealized gains..............................     $   23,199,593
Unrealized losses.............................        (20,202,953)
                                                ----------------------
 Net unrealized loss..........................     $    2,996,640
                                                ======================


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        23

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES D


                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
COMMON STOCKS (29.3%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. .........................          18,300           1,207,800
General Dynamics Corp. .............           3,900             304,200
Goodrich (B.F.) Co. ................           2,400              87,300
Lockheed Martin Corp. ..............           8,500             288,575
Northrop Grumman Corp. .............           1,800             149,400
                                                               2,037,275
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .........          11,170             167,550
                                                           ---------------
AIR FREIGHT (0.0%)
FedEx Corp. + ......................           4,500             179,820
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ........................           3,000             117,562
Delta Air Lines, Inc. ..............           2,200             110,413
Southwest Airlines Co. .............           9,200             308,476
                                                                 536,451
                                                           ---------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ................           5,000             170,937
Alcoa Inc. .........................          11,588             388,198
                                                                 559,135
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ...........           2,700              28,688
Delphi Automotive Systems Corp. ....          11,443             128,734
Genuine Parts Co. ..................           2,300              60,231
Snap-On, Inc. ......................           1,500              41,813
TRW, Inc. ..........................           2,600             100,750
Visteon Corp. ......................           4,635              53,302
                                                                 413,518
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. .....................          25,900             607,031
General Motors Corp. + .............          10,500             534,844
                                                               1,141,875
                                                           ---------------
BANKS - MAJOR REGIONAL (1.3%)
AmSouth Bancorporation .............           5,400              82,350
Bank of New York Co., Inc. .........          10,100             557,394
Bank One Corp. .....................          15,700             575,012
BB&T Corp. .........................           6,100             227,606
Comerica, Inc. .....................           2,800             166,250
Fifth Third Bancorp ................           6,400             382,400
Firstar Corp. ......................          12,836             298,437
Fleet Boston Financial Corp. .......          12,173             457,248
KeyCorp ............................           6,400             179,200
Mellon Financial Corp. .............           6,800             334,475
National City Corp. ................           7,900             227,125
Northern Trust Corp. ...............           3,400             277,313
PNC Financial Services Group .......           3,900             284,944
Regions Financial Corp. ............           2,900              79,206
SouthTrust Corp. ...................           2,200              89,513
State Street Corp. .................           2,300             285,683
Summit Bancorp .....................           2,100              80,194
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Suntrust Banks, Inc. ...............           4,000             252,000
Synovus Financial Corp. ............           3,600              96,975
U.S. Bancorp .......................          11,000             321,063
Union Planters Corp. ...............           1,000              35,750
Wachovia Corp. .....................           3,200             186,000
Wells Fargo & Co. ..................          22,200           1,236,262
                                                               6,712,400
                                                           ---------------
BANKS - MONEY CENTER (0.5%)
Bank of America Corp. ..............          22,200           1,018,425
Chase Manhattan Corp. (The) ........          17,650             801,972
First Union Corp. ..................           6,400             178,000
J.P. Morgan & Co. ..................           2,700             446,850
                                                               2,445,247
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ...........          12,400             564,200
Brown-Forman Corp. + ...............           1,100              73,150
Coors (Adolph) Co. .................             500              40,156
                                                                 677,506
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Coca-Cola Co. (The) ................          16,900           1,029,844
                                                           ---------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + ......................           7,200             460,350
Biogen, Inc. + .....................           1,200              72,075
MedImmune, Inc. + ..................           2,800             133,525
                                                                 665,950
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.1%)
Comcast Corp. - Class A Special + ..          11,900             496,825
                                                           ---------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ...           3,900             159,900
Du Pont (E.I.) de Nemours ..........          13,400             647,387
Eastman Chemical Co. ...............           1,100              53,625
Praxair, Inc. ......................           1,300              57,688
Rohm & Haas Co. ....................           1,600              58,100
Union Carbide Corp. ................             900              48,431
                                                               1,025,131
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ....................           3,400              69,275
FMC Corp. + ........................             900              64,519
                                                                 133,794
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. .......................           1,900              82,057
Great Lakes Chemical Corp. .........           1,500              55,781
International Flavors & Fragrances,
 Inc................................           2,500              50,781
Sigma-Aldrich Corp. ................           1,100              43,244
                                                                 231,863
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.5%)
ADC Telecommunications, Inc. + .....           9,900             179,437
Andrew Corp. + .....................             900              19,575
Comverse Technology, Inc. + ........           1,300             141,213
Corning, Inc. ......................          12,000             633,750
Nortel Networks Corp. ..............          38,700           1,240,819
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc. ...........           3,600             117,225
Tellabs, Inc. + ....................           2,700             152,550
                                                               2,484,569
                                                           ---------------
COMPUTERS - HARDWARE (1.1%)
Compaq Computer Corp. ..............          22,800             343,140
Dell Computer Corp. + ..............          34,800             606,825
Gateway, Inc. + ....................           4,900              88,151
Hewlett-Packard Co. ................          26,800             845,875
International Business Machines
 Corp...............................          23,300           1,980,500
NCR Corp. + ........................           1,600              78,600
Palm, Inc. + .......................           7,232             204,756
Sun Microsystems, Inc. + ...........          51,800           1,443,925
                                                               5,591,772
                                                           ---------------
COMPUTERS - NETWORKING (0.8%)
Avaya Inc. + .......................           5,200              53,625
Cabletron Systems, Inc. + ..........           4,700              70,794
Cisco Systems, Inc. + ..............          94,400           3,610,800
Network Appliance, Inc. + ..........           6,300             404,676
                                                               4,139,895
                                                           ---------------
COMPUTERS - PERIPHERALS (0.5%)
EMC Corp. + ........................          35,900           2,387,350
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (1.6%)
Adobe Systems, Inc. ................           4,500             261,844
America Online, Inc. + .............          15,300             532,440
Autodesk, Inc. .....................           1,400              37,713
BroadVision, Inc. + ................           4,200              49,613
Computer Associates International,
 Inc................................           4,000              78,000
Intuit Inc. + ......................           2,600             102,537
Mercury Interactive Corp. + ........           1,300             117,325
Microsoft Corp. + ..................          69,900           3,031,912
Novell, Inc. + .....................           4,800              25,050
Oracle Corp. + .....................          93,000           2,702,812
PeopleSoft, Inc. + .................           5,200             193,375
Siebel Systems, Inc. + .............           8,200             554,525
Unisys Corp. + .....................           3,300              48,263
VERITAS Software Corp. + ...........           5,600             490,000
                                                               8,225,409
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...............             800              38,300
                                                           ---------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ........           2,500             164,531
Countrywide Credit Industries, Inc.            2,600             130,650
Household International, Inc. ......           7,200             396,000
MBNA Corp. .........................          11,400             421,088
Providian Financial Corp. ..........           3,700             212,750
                                                               1,325,019
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .........................           1,200              55,275
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ....................           1,600              53,700
Pactiv Corp. + .....................           2,700              33,413
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
CONTAINERS/PACKAGING - PAPER (CONTINUED)
Temple-Inland Inc. .................             700              37,537
                                                                 124,650
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ..............           3,700             368,612
McKesson HBOC, Inc. ................           2,200              78,958
SUPERVALU, Inc. ....................           3,800              52,725
Sysco Corp. ........................          12,900             387,000
                                                                 887,295
                                                           ---------------
ELECTRIC COMPANIES (0.8%)
Ameren Corp. .......................           1,800              83,363
American Electric Power Co., Inc. ..           4,560             212,040
Cinergy Corp. ......................           3,100             108,887
Consolidated Edison, Inc. ..........           2,700             103,950
Constellation Energy Group .........           3,100             139,694
Dominion Resources, Inc. ...........           3,221             215,807
DTE Energy Co. .....................           2,400              93,450
Duke Energy Corp. ..................           7,700             656,425
Edison International Inc. ..........           5,400              84,375
Entergy Corp. ......................           4,100             173,481
Exelon Corp. .......................           6,300             442,323
FirstEnergy Corp. ..................           4,200             132,562
FPL Group, Inc. ....................           2,800             200,900
NiSource Inc. ......................           3,200              98,400
PG&E Corp. .........................           6,000             120,000
Pinnacle West Capital Corp. ........           1,500              71,438
PPL Corp. ..........................           2,200              99,413
Progress Energy, Inc. ..............           3,200             157,400
Public Service Enterprise Group,
 Inc................................           2,900             141,012
Reliant Energy Inc. ................           5,800             251,212
Southern Co. .......................           8,700             289,275
TXU Corp. ..........................           3,500             155,094
Xcel Energy, Inc. ..................           5,265             153,014
                                                               4,183,515
                                                           ---------------
ELECTRICAL EQUIPMENT (1.4%)
Cooper Industries, Inc. ............           2,200             101,063
Emerson Electric Co. ...............           5,800             457,112
General Electric Co. ...............         128,600           6,164,762
Molex, Inc. ........................           2,600              92,300
Power-One, Inc. + ..................           1,600              62,900
Rockwell International Corp. .......           1,700              80,963
Sanmina Corp. + ....................           2,200             168,575
Symbol Technologies, Inc. ..........           1,900              68,400
Thomas & Betts Corp. ...............           1,500              24,281
                                                               7,220,356
                                                           ---------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. .......................           5,100             158,419
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. .........           6,313             345,637
PerkinElmer, Inc. ..................           1,300             136,500
Tektronix, Inc. ....................           1,400              47,162
                                                                 529,299
                                                           ---------------
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
ELECTRONICS - SEMICONDUCTORS (1.0%)
Advanced Micro Devices, Inc. + .....           4,700              64,919
Altera Corp. + .....................           6,400             168,400
Analog Devices, Inc. + .............           7,000             358,312
Broadcom Corp. - Class A + .........           3,400             285,600
Intel Corp. ........................          87,200           2,621,450
JDS Uniphase Corp. + ...............          12,700             529,431
Linear Technology Corp. ............           7,100             328,375
LSI Logic Corp. + ..................           4,800              82,032
Maxim Integrated Products, Inc. + ..           4,000             191,250
Micron Technology, Inc. + ..........           7,800             276,900
National Semiconductor Corp. + .....           3,900              78,488
QLogic Corp. + .....................           1,200              92,400
Xilinx, Inc. + .....................           2,200             101,475
                                                               5,179,032
                                                           ---------------
ENTERTAINMENT (0.5%)
Time Warner, Inc. ..................          17,900             935,096
Viacom, Inc. - Class B + ...........          19,868             928,829
Walt Disney Co. (The) + ............          28,300             818,931
                                                               2,682,856
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + ..........          11,100             423,881
KLA-Tencor Corp. + .................           3,200             107,800
Novellus Systems, Inc. + ...........           1,600              57,500
                                                                 589,181
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.5%)
Ambac Financial Group, Inc. ........           1,500              87,469
American Express Co. ...............          18,000             988,875
CIT Group, Inc. (The) ..............           4,700              94,588
Citigroup Inc. .....................          66,273           3,384,065
Fannie Mae .........................          13,600           1,179,800
Freddie Mac ........................           9,500             654,312
Moody's Corp. ......................           2,900              74,494
Morgan Stanley Dean Witter & Co. ...          14,700           1,164,975
USA Education Inc. .................           2,100             142,800
                                                               7,771,378
                                                           ---------------
FOODS (0.6%)
Campbell Soup Co. ..................           6,600             228,525
ConAgra Foods, Inc. ................           8,100             210,600
General Mills, Inc. ................           3,200             142,600
Heinz (H.J.) Co. ...................           5,500             260,906
Hershey Foods Corp. ................           2,500             160,937
Kellogg Co. ........................           3,900             102,375
PepsiCo, Inc. ......................          19,600             971,425
Quaker Oats Co. ....................           1,500             146,063
Ralston Purina Group ...............           3,900             101,888
Sara Lee Corp. .....................          11,700             287,381
Unilever NV ........................           7,800             490,912
Wrigley (Wm.) Jr. Co. + ............           1,500             143,719
                                                               3,247,331
                                                           ---------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ...............           4,400             245,575
                                                           ---------------
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .....           1,800              47,475
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. ...............           1,700              29,006
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...............           2,000              78,500
Stanley Works (The) ................             500              15,594
                                                                  94,094
                                                           ---------------
HEALTH CARE - DRUGS (0.0%)
Alza Corp. + .......................           3,000             127,500
Watson Pharmaceuticals, Inc. + .....           1,400              71,663
                                                                 199,163
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.3%)
Allergan, Inc. .....................           2,300             222,669
Eli Lilly & Co. ....................          14,700           1,368,019
Forest Laboratories, Inc. + ........           1,800             239,175
King Pharmaceuticals, Inc. + .......           2,200             113,712
Merck & Co., Inc. ..................          37,500           3,510,937
Pfizer, Inc. .......................         102,400           4,710,400
Pharmacia Corp. ....................          17,174           1,047,614
Schering-Plough Corp. ..............          11,100             629,925
                                                              11,842,451
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ...........           7,300             321,273
Tenet Healthcare Corp. + ...........           4,300             191,081
                                                                 512,354
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ............           6,600             405,075
Wellpoint Health Networks, Inc. + ..           1,200             138,300
                                                                 543,375
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.5%)
Applera Corp-Applied Biosystem Group           4,200             395,062
Bard (C.R.) Inc. ...................           1,300              60,531
Bausch & Lomb, Inc. ................           1,200              48,525
Baxter International, Inc. .........           4,100             362,081
Becton, Dickinson & Co. ............           3,100             107,338
Biomet, Inc. .......................           2,600             103,188
Boston Scientific Corp. + ..........           3,100              42,431
Guidant Corp. + ....................           4,200             226,537
Medtronic, Inc. + ..................          16,400             990,150
St. Jude Medical, Inc. + ...........           2,100             129,019
Stryker Corp. ......................           2,500             126,475
                                                               2,591,337
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ................           6,500             106,031
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.2%)
Abbott Laboratories ................          21,100           1,022,031
American Home Products Corp. .......          17,700           1,124,835
Bristol-Myers Squibb Co. ...........          25,500           1,885,406
Johnson & Johnson ..................          18,200           1,912,138
                                                               5,944,410
                                                           ---------------
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. .........             500              16,844
Pulte Corp. ........................             600              25,312
                                                                  42,156
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. .......................           1,200              38,775
Whirlpool Corp. ....................             600              28,613
                                                                  67,388
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. .........................           4,100             145,550
Colgate-Palmolive Co. ..............           7,800             503,490
Kimberly-Clark Corp. ...............           7,500             530,175
Procter & Gamble Co. ...............           8,900             698,094
                                                               1,877,309
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...............           1,300              39,000
Tupperware Corp. ...................           1,600              32,700
                                                                  71,700
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.2%)
AFLAC, Inc. ........................           5,100             368,156
American General Corp. .............           3,600             293,400
Jefferson-Pilot Corp. ..............           1,700             127,075
Lincoln National Corp. .............           3,500             165,594
Torchmark Corp. ....................           1,700              65,344
UnumProvident Corp. ................           3,500              94,062
                                                               1,113,631
                                                           ---------------
INSURANCE - MULTI-LINE (0.8%)
American International Group, Inc. .          30,150           2,971,659
CIGNA Corp. ........................           3,300             436,590
Hartford Financial Services Group,
 Inc................................           3,600             254,250
Loews Corp. ........................           1,600             165,700
                                                               3,828,199
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ...............          11,700             509,681
Chubb Corp. ........................           2,600             224,900
Cincinnati Financial Corp. .........           2,700             106,819
MBIA, Inc. .........................           1,700             126,013
MGIC Investment Corp. ..............           1,800             121,388
Progressive Corp. ..................           1,300             134,712
St. Paul Co., Inc. .................           4,500             244,406
                                                               1,467,919
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ..........................           4,500             154,125
Marsh & McLennan Co., Inc. .........           3,700             432,900
                                                                 587,025
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) .......           1,600              81,100
Merrill Lynch & Co., Inc. ..........          13,800             940,987
                                                               1,022,087
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ...........           1,800              68,580
Price (T. Rowe) Associates, Inc. ...           2,100              88,758
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
INVESTMENT MANAGEMENT (CONTINUED)
Stilwell Financial, Inc. ...........           3,000             118,312
                                                                 275,650
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ....................           2,300              37,807
Harley-Davidson, Inc. ..............           4,700             186,825
Hasbro, Inc. .......................           3,050              32,406
Mattel, Inc. .......................           6,000              86,640
                                                                 343,678
                                                           ---------------
LODGING - HOTELS (0.1%)
Hilton Hotels Corp. ................           7,700              80,850
Marriott International, Inc. .......           4,100             173,225
                                                                 254,075
                                                           ---------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ..................           4,100             193,981
Deere & Co. ........................           3,100             142,019
Dover Corp. ........................           3,600             146,025
Ingersoll-Rand Co. .................           2,700             113,062
Timken Co. .........................           1,700              25,713
                                                                 620,800
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.7%)
Crane Co. ..........................           1,700              48,344
Danaher Corp. ......................           2,100             143,588
Eaton Corp. ........................           1,100              82,706
Honeywell International Inc. .......          10,600             501,512
Illinois Tool Works, Inc. ..........           2,200             131,038
ITT Industries, Inc. ...............           2,500              96,875
Johnson Controls, Inc. .............           1,600              83,200
Minnesota Mining and Manufacturing
 Co. (3M) ..........................           5,500             662,750
National Service Industries, Inc. ..           1,100              28,256
Parker-Hannifin Corp. ..............           2,000              88,250
PPG Industries Inc. ................           1,600              74,100
Textron, Inc. ......................           2,100              97,650
Thermo Electron Corp. + ............           3,700             110,075
Tyco International Ltd. ............          27,445           1,523,197
                                                               3,671,541
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.1%)
Avery Dennison Corp. ...............             800              43,900
Briggs & Stratton Corp. ............             800              35,500
Millipore Corp. ....................             500              31,500
Pall Corp. .........................           3,000              63,937
Sealed Air Corp. + .................           1,200              36,600
United Technologies Corp. ..........           6,200             487,475
                                                                 698,912
                                                           ---------------
METALS MINING (0.0%)
Phelps Dodge Corp. .................             500              27,906
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. .................           3,700              60,606
Inco Ltd. + ........................           2,700              45,252
Placer Dome, Inc. ..................           7,000              67,375
                                                                 173,233
                                                           ---------------
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ................           2,800             247,275
Dynegy Inc. ........................           6,600             370,012
El Paso Energy Corp. ...............           3,300             236,362
Enron Corp. ........................          10,100             839,562
KeySpan Energy Corp. ...............           2,100              88,988
NICOR, Inc. ........................           1,400              60,463
Peoples Energy Corp. ...............           1,300              58,175
Sempra Energy ......................           2,700              62,775
Williams Co., Inc. (The) ...........           6,900             275,569
                                                               2,239,181
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. .................           1,700              56,313
                                                           ---------------
OIL (0.3%)
Royal Dutch Petroleum Co. ..........          28,100           1,701,806
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.2%)
Baker Hughes Inc. ..................           4,600             191,188
Nabors Industries, Inc. + ..........           2,400             141,960
Rowan Co., Inc. + ..................           2,100              56,700
Schlumberger, Ltd. .................           7,900             631,506
Transocean Sedco Forex Inc. ........           3,600             165,600
                                                               1,186,954
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ...........           3,968             282,046
Apache Corp. .......................           2,500             175,156
Burlington Resources, Inc. .........           3,400             171,700
Devon Energy Corp. .................           2,300             140,231
EOG Resources, Inc. ................           1,900             103,906
Kerr-McGee Corp. ...................           2,300             153,956
Unocal Corp. .......................           3,200             123,800
                                                               1,150,795
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.0%)
Ashland Oil Inc. ...................             900              32,301
Sunoco, Inc. .......................           1,200              40,425
Tosco Corp. ........................           3,500             118,781
                                                                 191,507
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. .................           2,000             146,125
Conoco Inc. - Class B ..............           8,100             234,394
Occidental Petroleum Corp. .........           6,200             150,350
Phillips Petroleum Co. .............           4,600             261,625
USX-Marathon Group .................           5,800             160,950
                                                                 953,444
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. ......................          11,300             954,144
Exxon Mobil Corp. ..................          56,700           4,929,356
Texaco, Inc. .......................           7,600             472,150
                                                               6,355,650
                                                           ---------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ................           1,200              40,350
International Paper Co. ............           3,700             151,006
Mead Corp. .........................           1,300              40,788
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
PAPER & FOREST PRODUCTS (CONTINUED)
Potlatch Corp. .....................             800              26,850
Westvaco Corp. .....................           2,000              58,375
Weyerhaeuser Co. ...................           3,300             167,475
Willamette Industries, Inc. ........           2,300             107,956
                                                                 592,800
                                                           ---------------
PERSONAL CARE (0.1%)
Avon Products, Inc. ................           2,700             129,263
Gillette Co. .......................           8,000             289,000
                                                                 418,263
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ..................           5,000             196,875
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ........................           6,100             337,788
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. .............           1,300              74,360
McGraw-Hill Co., Inc. (The) ........           2,500             146,563
Meredith Corp. .....................           1,100              35,406
                                                                 256,329
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ..............           1,300              73,613
Gannett Co., Inc. ..................           3,600             227,025
Knight-Ridder, Inc. ................           1,000              56,875
New York Times Co. .................           2,400              96,150
                                                                 453,663
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. .           5,600             158,550
Norfolk Southern Corp. .............           2,900              38,606
Union Pacific Corp. ................           3,600             182,700
                                                                 379,856
                                                           ---------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,           2,900             102,225
 Inc................................
                                                           ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ...........           1,800              41,175
McDonald's Corp. ...................          17,900             608,600
Starbucks Corp. + ..................           2,800             123,900
Tricon Global Restaurants, Inc. + ..           2,100              69,300
Wendy's International, Inc. ........           1,300              34,125
                                                                 877,100
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. ...................          15,800             721,862
Lowe's Co., Inc. ...................           3,100             137,950
Sherwin-Williams Co. ...............           3,500              92,094
                                                                 951,906
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + ...............           2,600              76,862
Circuit City Stores - Circuit City
 Group..............................           4,800              55,200
RadioShack Corp. ...................           1,400              59,938
                                                                 192,000
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. +            2,300              80,500
Kohl's Corp. + .....................           4,400             268,400
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
RETAIL - DEPARTMENT STORES (CONTINUED)
May Department Stores Co. ..........           4,700             153,925
Nordstrom, Inc. ....................           2,100              38,194
Sears, Roebuck & Co. ...............           4,900             170,275
                                                                 711,294
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.4%)
Target Corp. .......................          12,000             387,000
Wal-Mart Stores, Inc. ..............          29,100           1,545,937
                                                               1,932,937
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ...................           2,500              71,250
Bed Bath & Beyond, Inc. + ..........           3,600              80,550
Office Depot, Inc. + ...............           4,900              34,913
Tiffany & Co. ......................           2,600              82,225
                                                                 268,938
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ..................           7,400             126,263
TJX Companies, Inc. ................           3,300              91,575
                                                                 217,838
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ..........................           5,200             311,675
Walgreen Co. .......................          13,800             577,012
                                                                 888,687
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ..................           6,800             180,200
Kroger Co. (The) + .................          12,300             332,869
Safeway, Inc. + ....................           6,700             418,750
                                                                 931,819
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ........           2,640              76,230
Golden West Financial Corp. ........           2,900             195,750
Washington Mutual Financial Corp. ..           9,000             477,562
                                                                 749,542
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The)           2,200              93,638
Omnicom Group, Inc. ................           2,700             223,762
                                                                 317,400
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ....................          10,800             103,950
Convergys Corp. + ..................           2,100              95,156
H&R Block, Inc. ....................           1,200              49,650
IMS Health, Inc. ...................           2,300              62,100
                                                                 310,856
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. ......           7,000             404,250
Sapient Corp. + ....................           2,600              31,038
                                                                 435,288
                                                           ---------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. ....           8,500             538,156
Equifax, Inc. ......................           2,100              60,244
First Data Corp. ...................           6,000             316,125
                                        NUMBER OF          MARKET VALUE
                                          SHARES
                                      ----------------     ---------------
SERVICES - DATA PROCESSING (CONTINUED)
Paychex, Inc. ......................           4,800             233,400
                                                               1,147,925
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ..           2,200              58,300
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .......................           2,000              50,540
RR Donnelley & Sons Co. ............           3,200              86,400
                                                                 136,940
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. ........           2,300              36,513
Nucor Corp. ........................           2,000              79,375
Worthington Industries .............           2,400              19,350
                                                                 135,238
                                                           ---------------
TELEPHONE (1.2%)
ALLTEL Corp. .......................           2,100             131,119
BellSouth Corp. ....................          24,300             994,781
Qwest Communications International
 Inc. + ............................          21,595             885,395
SBC Communications, Inc. ...........          44,000           2,101,000
Verizon Communications .............          35,408           1,774,826
                                                               5,887,121
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. .........................          49,500             856,969
Global Crossing Ltd. + .............           5,800              83,012
                                                                 939,981
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ................           1,400              58,275
VF Corp. ...........................           1,800              65,232
                                                                 123,507
                                                           ---------------
TOBACCO (0.3%)
Philip Morris Co. Inc. .............          36,600           1,610,400
UST, Inc. ..........................           1,600              44,900
                                                               1,655,300
                                                           ---------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. .......................           1,100              54,175
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. .............           9,000             249,750
TOTAL COMMON STOCKS                                          149,320,856
 (COST $160,048,556)
                                                           ---------------
                                        PRINCIPAL
                                          AMOUNT
                                      ----------------
LONG-TERM BONDS AND NOTES (70.2%)
Bank of Boston,6.88%,07/15/03 ......   $   5,375,000           5,459,334
Countrywide Funding
 Corp.,6.25%,05/25/14...............         405,502             373,568
Dana Corp.,6.25%,03/01/04 ..........      10,000,000           7,863,000
Delta Air Lines, Inc.,6.65%,03/15/04       7,500,000           7,227,075
DLJ Commercial Mortgage Corp.,
 6.08%,08/10/08 ....................      11,231,434          11,204,790
Federal National Mortgage Assoc.,
 Zero Coupon,08/16/04 ..............       8,077,000           6,585,259
Federal National Mortgage
 Assoc.,5.13%,02/13/04 * ...........      35,000,000          34,475,000
                                        PRINCIPAL          MARKET VALUE
                                          AMOUNT
                                      ----------------     ---------------
LONG-TERM BONDS AND NOTES (CONTINUED)
Federal National Mortgage
 Assoc.,6.50%,08/15/04..............  $   13,000,000          13,341,250
Federal National Mortgage
 Assoc.,6.50%,11/12/28 # ...........      51,400,000          50,693,250
Federal National Mortgage
 Assoc.,7.00%,01/25/30 # ...........      25,000,000          25,039,000
Federal National Mortgage Assoc. -
 Strip,
 Zero Coupon,07/15/05 ..............       6,300,000           4,856,922
GE Capital Mortgage Services, Inc.,
 6.25%,03/25/14 ....................         519,306             486,687
Green Tree Financial Corp.,
 8.41%,12/01/30 ....................       9,000,000           8,609,040
Nationslink Funding
 Corp.,6.04%,11/20/07...............      12,456,712          12,407,977
Norwest Asset Securities
 Corp.,6.75%,02/25/13...............         381,297             367,879
Norwest Asset Securities
 Corp.,6.75%,10/25/28...............         881,655             805,436
U.S. Treasury Strip,Zero
 Coupon,08/15/03....................      25,345,000          22,195,630
U.S. Treasury Strip,Zero
 Coupon,08/15/03....................       1,800,000           1,578,744
U.S. Treasury Strip,Zero
 Coupon,02/15/04 * .................     110,039,000          93,970,005
U.S. Treasury Strip,Zero
 Coupon,02/15/04....................      52,955,000          45,304,591
USX Corp.,9.63%,08/15/03 ...........       4,410,000           4,708,557
TOTAL LONG-TERM BONDS AND NOTES                              357,552,994
 (COST $353,108,395)
                                                           ---------------
SHORT-TERM INVESTMENTS (14.9%)
Federal Home Loan Mortgage
 Corp.,6.46%,01/02/01...............      15,000,000          15,000,000
Federal Home Loan Mortgage
 Corp.,5.43%,01/02/01...............      25,599,000          25,599,000
Federal Home Loan Mortgage
 Corp.,6.45%,01/02/01...............      35,000,000          35,000,000
TOTAL SHORT-TERM INVESTMENTS                                  75,599,000
 (COST $75,599,000)
                                                           ---------------
TOTAL INVESTMENTS
 (COST $588,755,951)(A)                                      582,472,850
OTHER ASSETS LESS LIABILITIES                                (73,142,655  )
                                                           ---------------
TOTAL NET ASSETS                                            $509,330,195
                                                           ---------------


24 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    25

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES D (CONTINUED)

26 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    27

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES D (CONTINUED)

28 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    29

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES D (CONTINUED)






NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$601,277,175. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $  17,471,178
Unrealized losses..............................           (36,275,503)
                                                 ---------------------
 Net unrealized loss...........................          $(18,804,325)
                                                 =====================




+ Non-income producing security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at December 31, 2000.
# When-issued or delayed delivery security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

30 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES E


                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
COMMON STOCKS (34.7%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. ..........................         19,200           1,267,200
General Dynamics Corp. ..............          4,800             374,400
Goodrich (B.F.) Co. .................          2,600              94,575
Lockheed Martin Corp. ...............          9,500             322,525
Northrop Grumman Corp. ..............          1,700             141,100
                                                               2,199,800
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ..........          9,820             147,300
                                                           ---------------
AIR FREIGHT (0.0%)
FedEx Corp. + .......................          5,000             199,800
                                                           ---------------
AIRLINES (0.1%)
Delta Air Lines, Inc. ...............            900              45,169
Southwest Airlines Co. ..............         12,300             412,419
                                                                 457,588
                                                           ---------------
ALUMINUM (0.1%)
Alcoa Inc. ..........................         12,516             419,286
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ............            800               8,500
Dana Corp. ..........................          1,900              29,094
Genuine Parts Co. ...................          3,400              89,037
Snap-On, Inc. .......................          1,900              52,963
TRW, Inc. ...........................          3,000             116,250
Visteon Corp. .......................          5,184              59,616
                                                                 355,460
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. ......................         27,300             639,844
General Motors Corp. + ..............          8,200             417,687
                                                               1,057,531
                                                           ---------------
BANKS - MAJOR REGIONAL (1.6%)
AmSouth Bancorporation ..............          8,200             125,050
Bank of New York Co., Inc. ..........         10,800             596,025
Bank One Corp. ......................         16,900             618,962
BB&T Corp. ..........................          7,000             261,188
Comerica, Inc. ......................          2,700             160,313
Fifth Third Bancorp .................          9,050             540,737
Firstar Corp. .......................         14,100             327,825
Fleet Boston Financial Corp. ........         13,000             488,312
KeyCorp .............................          5,500             154,000
Mellon Financial Corp. ..............          7,300             359,069
National City Corp. .................          8,800             253,000
Northern Trust Corp. ................          4,100             334,406
Old Kent Financial Corp. ............          1,290              56,438
PNC Financial Services Group ........          4,400             321,475
Regions Financial Corp. .............          2,900              79,206
SouthTrust Corp. ....................          2,600             105,788
State Street Corp. ..................          2,700             335,367
Summit Bancorp ......................          4,100             156,569
Suntrust Banks, Inc. ................          4,300             270,900
Synovus Financial Corp. .............          4,000             107,750
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
U.S. Bancorp ........................         10,700             312,306
Union Planters Corp. ................          1,200              42,900
Wachovia Corp. ......................          3,800             220,875
Wells Fargo & Co. ...................         25,000           1,392,187
                                                               7,620,648
                                                           ---------------
BANKS - MONEY CENTER (0.5%)
Bank of America Corp. ...............         23,700           1,087,237
Chase Manhattan Corp. (The) .........         19,200             872,400
First Union Corp. ...................          7,000             194,688
J.P. Morgan & Co. ...................          2,400             397,200
                                                               2,551,525
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ............         13,200             600,600
Brown-Forman Corp. + ................          1,300              86,450
Coors (Adolph) Co. ..................            900              72,281
                                                                 759,331
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.5%)
Coca-Cola Co. (The) .................         36,100           2,199,844
                                                           ---------------
BIOTECHNOLOGY (0.3%)
Amgen, Inc. + .......................         15,200             971,850
Biogen, Inc. + ......................          1,500              90,094
Chiron Corp. + ......................          3,400             151,300
MedImmune, Inc. + ...................          3,500             166,906
                                                               1,380,150
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.2%)
Clear Channel Communications, Inc. +           4,200             203,437
Comcast Corp. - Class A Special + ...         13,000             542,750
                                                                 746,187
                                                           ---------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ....          3,900             159,900
Du Pont (E.I.) de Nemours ...........         15,100             729,519
Eastman Chemical Co. ................          1,100              53,625
Praxair, Inc. .......................          1,400              62,125
Rohm & Haas Co. .....................          2,600              94,412
Union Carbide Corp. .................          1,400              75,338
                                                               1,174,919
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .....................          4,400              89,650
FMC Corp. + .........................            700              50,181
                                                                 139,831
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ........................          3,300             142,519
Great Lakes Chemical Corp. ..........          1,500              55,781
International Flavors & Fragrances,
 Inc.................................          2,700              54,844
Sigma-Aldrich Corp. .................          2,700             106,144
                                                                 359,288
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.8%)
ADC Telecommunications, Inc. + ......         12,800             232,000
Andrew Corp. + ......................          2,000              43,500
Comverse Technology, Inc. + .........          2,700             293,287
Corning, Inc. .......................         13,500             712,969
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nortel Networks Corp. ...............         44,900           1,439,606
QUALCOMM Inc. + .....................         10,900             895,844
Scientific-Atlanta, Inc. ............          4,400             143,275
Tellabs, Inc. + .....................          3,000             169,500
                                                               3,929,981
                                                           ---------------
COMPUTERS - HARDWARE (1.1%)
Compaq Computer Corp. ...............         12,200             183,610
Dell Computer Corp. + ...............         37,300             650,419
Gateway, Inc. + .....................          5,900             106,141
Hewlett-Packard Co. .................         14,500             457,656
International Business Machines Corp.         25,400           2,159,000
NCR Corp. + .........................          1,600              78,600
Palm, Inc. + ........................          8,426             238,561
Sun Microsystems, Inc. + ............         58,700           1,636,263
                                                               5,510,250
                                                           ---------------
COMPUTERS - NETWORKING (0.9%)
Avaya Inc. + ........................          5,700              58,781
Cabletron Systems, Inc. + ...........          5,000              75,313
Cisco Systems, Inc. + ...............        104,600           4,000,950
Network Appliance, Inc. + ...........          6,600             423,947
                                                               4,558,991
                                                           ---------------
COMPUTERS - PERIPHERALS (0.5%)
EMC Corp. + .........................         39,600           2,633,400
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (1.9%)
Adobe Systems, Inc. .................          5,100             296,756
America Online, Inc. + ..............         17,000             591,600
Autodesk, Inc. ......................          1,600              43,100
BMC Software, Inc. + ................          2,100              29,400
BroadVision, Inc. + .................          4,300              50,794
Computer Associates International,
 Inc.................................          5,200             101,400
Intuit Inc. + .......................          3,600             141,975
Mercury Interactive Corp. + .........          1,500             135,375
Microsoft Corp. + ...................         77,400           3,357,225
Novell, Inc. + ......................          5,300              27,659
Oracle Corp. + ......................        101,600           2,952,750
PeopleSoft, Inc. + ..................          6,400             238,000
Siebel Systems, Inc. + ..............          7,900             534,238
Unisys Corp. + ......................          3,800              55,575
VERITAS Software Corp. + ............          6,900             603,750
Yahoo! Inc. + .......................          4,100             123,705
                                                               9,283,302
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ................          1,000              47,875
                                                           ---------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. .........          3,500             230,344
Countrywide Credit Industries, Inc. .          2,700             135,675
Household International, Inc. .......          8,000             440,000
MBNA Corp. ..........................         12,200             450,637
Providian Financial Corp. ...........          4,100             235,750
                                                               1,492,406
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ..........................            700              32,244
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .....................          1,800              60,413
Pactiv Corp. + ......................          5,100              63,112
Temple-Inland Inc. ..................          1,200              64,350
                                                                 187,875
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ...............          5,100             508,087
McKesson HBOC, Inc. .................          2,900             104,081
SUPERVALU, Inc. .....................          3,200              44,400
Sysco Corp. .........................         12,400             372,000
                                                               1,028,568
                                                           ---------------
ELECTRIC COMPANIES (1.1%)
Allegheny Energy, Inc. ..............          2,100             101,194
Ameren Corp. ........................          3,100             143,569
American Electric Power Co., Inc. ...          4,620             214,830
Cinergy Corp. .......................          2,800              98,350
CMS Energy Corp. ....................          2,600              82,388
Consolidated Edison, Inc. ...........          3,800             146,300
Constellation Energy Group ..........          3,500             157,719
Dominion Resources, Inc. ............          4,206             281,802
DTE Energy Co. ......................          2,600             101,237
Duke Energy Corp. ...................          9,700             826,925
Edison International Inc. ...........          7,700             120,312
Entergy Corp. .......................          4,800             203,100
Exelon Corp. ........................          7,675             538,862
FirstEnergy Corp. ...................          4,000             126,250
FPL Group, Inc. .....................          3,300             236,775
NiSource Inc. .......................          3,900             119,925
PG&E Corp. ..........................          7,200             144,000
Pinnacle West Capital Corp. .........          2,800             133,350
PPL Corp. ...........................          3,700             167,194
Progress Energy, Inc. ...............          3,400             167,237
Public Service Enterprise Group, Inc.          3,600             175,050
Reliant Energy Inc. .................          6,400             277,200
Southern Co. ........................         11,400             379,050
TXU Corp. ...........................          5,100             225,994
Xcel Energy, Inc. ...................          8,130             236,278
                                                               5,404,891
                                                           ---------------
ELECTRICAL EQUIPMENT (1.7%)
American Power Conversion Corp. + ...          4,800              59,400
Cooper Industries, Inc. .............          1,600              73,500
Emerson Electric Co. ................          7,400             583,212
General Electric Co. ................        144,000           6,903,000
Molex, Inc. .........................          1,450              51,475
Power-One, Inc. + ...................          2,000              78,625
Rockwell International Corp. ........          1,800              85,725
Sanmina Corp. + .....................          2,600             199,225
Symbol Technologies, Inc. ...........          2,400              86,400
Thomas & Betts Corp. ................          1,000              16,188
                                                               8,136,750
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. ........................          6,300             195,694
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. ..........          7,637             418,126
PerkinElmer, Inc. ...................          1,500             157,500
Tektronix, Inc. .....................          1,800              60,637
                                                                 636,263
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (1.5%)
Adaptec, Inc. + .....................          2,400              24,600
Advanced Micro Devices, Inc. + ......          4,500              62,156
Altera Corp. + ......................          5,600             147,350
Analog Devices, Inc. + ..............          9,100             465,806
Broadcom Corp. - Class A + ..........          3,500             294,000
Intel Corp. .........................         98,100           2,949,132
JDS Uniphase Corp. + ................         13,900             579,456
Linear Technology Corp. .............          5,800             268,250
LSI Logic Corp. + ...................          6,900             117,921
Maxim Integrated Products, Inc. + ...          4,900             234,281
Micron Technology, Inc. + ...........          9,500             337,250
QLogic Corp. + ......................          1,600             123,200
Texas Instruments, Inc. .............         25,100           1,189,113
Vitesse Semiconductor Corp. + .......          3,200             177,000
Xilinx, Inc. + ......................          3,000             138,375
                                                               7,107,890
                                                           ---------------
ENTERTAINMENT (0.6%)
Time Warner, Inc. ...................         19,400           1,013,456
Viacom, Inc. - Class B + ............         22,100           1,033,175
Walt Disney Co. (The) + .............         30,200             873,912
                                                               2,920,543
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + ...........          5,900             225,306
KLA-Tencor Corp. + ..................          1,400              47,163
Novellus Systems, Inc. + ............          3,100             111,406
                                                                 383,875
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.5%)
Ambac Financial Group, Inc. .........          2,300             134,119
American Express Co. ................         19,400           1,065,787
CIT Group, Inc. (The) ...............          3,800              76,475
Citigroup Inc. ......................         73,020           3,728,584
Fannie Mae ..........................         14,600           1,266,550
Freddie Mac .........................         15,000           1,033,125
Moody's Corp. .......................          4,300             110,456
USA Education Inc. ..................          2,400             163,200
                                                               7,578,296
                                                           ---------------
FOODS (0.7%)
Campbell Soup Co. ...................          6,000             207,750
ConAgra Foods, Inc. .................          9,700             252,200
General Mills, Inc. .................          4,900             218,356
Heinz (H.J.) Co. ....................          6,100             289,369
Hershey Foods Corp. .................          1,600             103,000
Kellogg Co. .........................          4,700             123,375
PepsiCo, Inc. .......................         21,100           1,045,769
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
FOODS (CONTINUED)
Quaker Oats Co. .....................          2,300             223,962
Ralston Purina Group ................          4,100             107,113
Sara Lee Corp. ......................         12,100             297,206
Unilever NV .........................          8,400             528,675
Wrigley (Wm.) Jr. Co. + .............          1,700             162,881
                                                               3,559,656
                                                           ---------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ................          4,000             223,250
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ......          2,900              76,488
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. ................          1,900              32,419
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ................          2,500              98,125
Stanley Works (The) .................            600              18,713
                                                                 116,838
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ........................          5,000             212,500
Watson Pharmaceuticals, Inc. + ......          2,400             122,850
                                                                 335,350
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.6%)
Allergan, Inc. ......................          2,500             242,031
Eli Lilly & Co. .....................         16,400           1,526,225
Forest Laboratories, Inc. + .........          2,300             305,613
King Pharmaceuticals, Inc. + ........          2,800             144,725
Merck & Co., Inc. ...................         33,600           3,145,800
Pfizer, Inc. ........................        114,775           5,279,650
Pharmacia Corp. .....................         18,854           1,150,094
Schering-Plough Corp. ...............         21,200           1,203,100
                                                              12,997,238
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ............          8,000             352,080
Tenet Healthcare Corp. + ............          5,300             235,519
                                                                 587,599
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. .............          9,200             564,650
Wellpoint Health Networks, Inc. + ...          1,400             161,350
                                                                 726,000
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Applera Corp-Applied Biosystem Group           5,600             526,750
Bard (C.R.) Inc. ....................          1,500              69,844
Bausch & Lomb, Inc. .................            700              28,306
Baxter International, Inc. ..........          5,100             450,394
Becton, Dickinson & Co. .............          5,300             183,513
Biomet, Inc. ........................          3,750             148,828
Boston Scientific Corp. + ...........          3,200              43,800
Guidant Corp. + .....................          5,693             307,066
Medtronic, Inc. + ...................         17,600           1,062,600
St. Jude Medical, Inc. + ............          2,300             141,306
Stryker Corp. .......................          3,200             161,888
                                                               3,124,295
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + .................          8,100             132,131
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.3%)
Abbott Laboratories .................         22,400           1,085,000
American Home Products Corp. ........         19,100           1,213,805
Bristol-Myers Squibb Co. ............         28,500           2,107,219
Johnson & Johnson ...................         20,300           2,132,768
                                                               6,538,792
                                                           ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. ..........            700              23,581
Pulte Corp. .........................          1,100              46,407
                                                                  69,988
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ........................          1,200              38,775
Whirlpool Corp. .....................            700              33,381
                                                                  72,156
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ..........................          4,300             152,650
Colgate-Palmolive Co. ...............          8,300             535,765
Kimberly-Clark Corp. ................          7,900             558,451
Procter & Gamble Co. ................          9,500             745,156
                                                               1,992,022
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ................          1,300              39,000
Tupperware Corp. ....................          1,100              22,481
                                                                  61,481
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. .........................          7,000             505,312
American General Corp. ..............          4,800             391,200
Jefferson-Pilot Corp. ...............          1,400             104,650
Lincoln National Corp. ..............          4,500             212,906
MetLife, Inc. + .....................         12,800             448,000
Torchmark Corp. .....................          3,200             123,000
UnumProvident Corp. .................          4,100             110,188
                                                               1,895,256
                                                           ---------------
INSURANCE - MULTI-LINE (0.9%)
American International Group, Inc. ..         33,950           3,346,197
CIGNA Corp. .........................          3,400             449,820
Hartford Financial Services Group,
 Inc.................................          4,000             282,500
Loews Corp. .........................          1,600             165,700
                                                               4,244,217
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ................         10,800             470,475
Chubb Corp. .........................          3,000             259,500
Cincinnati Financial Corp. ..........          2,800             110,775
MBIA, Inc. ..........................          2,100             155,662
MGIC Investment Corp. ...............          1,700             114,644
Progressive Corp. ...................          1,500             155,438
St. Paul Co., Inc. ..................          4,000             217,250
                                                               1,483,744
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ...........................          4,700             160,975
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
INSURANCE BROKERS (CONTINUED)
Marsh & McLennan Co., Inc. ..........          4,700             549,900
                                                                 710,875
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.1%)
Charles Schwab Corp. ................         10,200             289,425
Merrill Lynch & Co., Inc. ...........          5,900             402,306
                                                                 691,731
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ............          2,200              83,820
Price (T. Rowe) Associates, Inc. ....          2,600             109,890
Stilwell Financial, Inc. ............          4,100             161,694
                                                                 355,404
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. .....................          2,400              39,450
Harley-Davidson, Inc. ...............          6,300             250,425
Mattel, Inc. ........................          7,900             114,076
                                                                 403,951
                                                           ---------------
LODGING - HOTELS (0.1%)
Hilton Hotels Corp. .................          7,900              82,950
Marriott International, Inc. ........          4,200             177,450
                                                                 260,400
                                                           ---------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ...................          5,000             236,562
Deere & Co. .........................          3,900             178,669
Dover Corp. .........................          3,900             158,194
Ingersoll-Rand Co. ..................          3,900             163,312
Timken Co. ..........................          1,200              18,150
                                                                 754,887
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.9%)
Crane Co. ...........................          2,100              59,719
Danaher Corp. .......................          2,500             170,937
Eaton Corp. .........................          1,700             127,819
Honeywell International Inc. ........         11,700             553,556
Illinois Tool Works, Inc. ...........          3,500             208,469
ITT Industries, Inc. ................          2,800             108,500
Johnson Controls, Inc. ..............          1,700              88,400
Minnesota Mining and Manufacturing
 Co. (3M) ...........................          6,800             819,400
National Service Industries, Inc. ...            800              20,550
Parker-Hannifin Corp. ...............          2,000              88,250
PPG Industries Inc. .................          2,000              92,625
Textron, Inc. .......................          2,500             116,250
Thermo Electron Corp. + .............          1,700              50,575
Tyco International Ltd. .............         31,864           1,768,452
                                                               4,273,502
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ................          1,000              54,875
Briggs & Stratton Corp. .............            500              22,188
Millipore Corp. .....................            800              50,400
Pall Corp. ..........................          4,100              87,381
Sealed Air Corp. + ..................            900              27,450
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
MANUFACTURING - SPECIALIZED (CONTINUED)
United Technologies Corp. ...........          6,900             542,512
                                                                 784,806
                                                           ---------------
METALS MINING (0.0%)
Phelps Dodge Corp. ..................            600              33,488
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ..................          5,700              93,366
Inco Ltd. + .........................          4,000              67,040
Placer Dome, Inc. ...................          4,700              45,238
                                                                 205,644
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) .................          3,100             273,769
Dynegy Inc. .........................          7,200             403,650
El Paso Energy Corp. ................          3,400             243,525
Enron Corp. .........................         12,600           1,047,375
KeySpan Energy Corp. ................          2,600             110,175
Kinder Morgan, Inc. .................          2,600             135,687
NICOR, Inc. .........................          1,200              51,825
Peoples Energy Corp. ................            600              26,850
Sempra Energy .......................          6,100             141,825
Williams Co., Inc. (The) ............          3,200             127,800
                                                               2,562,481
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ..................          2,500              82,813
                                                           ---------------
OIL (0.4%)
Royal Dutch Petroleum Co. ...........         31,100           1,883,494
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. ...................          6,900             286,781
Halliburton Co. .....................          6,500             235,625
Nabors Industries, Inc. + ...........          2,100             124,215
Rowan Co., Inc. + ...................          3,200              86,400
Schlumberger, Ltd. ..................          8,500             679,469
Transocean Sedco Forex Inc. .........          4,000             184,000
                                                               1,596,490
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. ............          4,459             316,946
Apache Corp. ........................          2,200             154,138
Burlington Resources, Inc. ..........          4,100             207,050
Devon Energy Corp. ..................          2,500             152,425
EOG Resources, Inc. .................          2,300             125,781
Kerr-McGee Corp. ....................          2,600             174,037
Unocal Corp. ........................          3,900             150,881
                                                               1,281,258
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ....................          1,700              61,013
Sunoco, Inc. ........................          1,300              43,794
Tosco Corp. .........................          4,100             139,144
                                                                 243,951
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ..................          2,400             175,350
Conoco Inc. - Class B ...............          9,100             263,331
Occidental Petroleum Corp. ..........          7,100             172,175
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
OIL - DOMESTIC INTEGRATED (CONTINUED)
Phillips Petroleum Co. ..............          6,800             386,750
USX-Marathon Group ..................          6,400             177,600
                                                               1,175,206
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.4%)
Chevron Corp. .......................          9,400             793,712
Exxon Mobil Corp. ...................         63,200           5,494,450
Texaco, Inc. ........................          9,600             596,400
                                                               6,884,562
                                                           ---------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. .................          1,100              36,987
Georgia-Pacific Corp. ...............          1,800              56,025
International Paper Co. .............          4,600             187,737
Louisiana-Pacific Corp. .............          3,500              35,438
Mead Corp. ..........................          1,300              40,787
Potlatch Corp. ......................            600              20,138
Westvaco Corp. ......................          1,300              37,944
Weyerhaeuser Co. ....................          3,900             197,925
Willamette Industries, Inc. .........          2,100              98,569
                                                                 711,550
                                                           ---------------
PERSONAL CARE (0.2%)
Alberto-Culver Co. - Class B ........          1,300              55,656
Avon Products, Inc. .................          3,300             157,988
Gillette Co. ........................         15,400             556,325
                                                                 769,969
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Xerox Corp. .........................          4,900              22,663
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + .........................          6,800             376,550
Calpine Corp. + .....................          4,500             202,781
                                                                 579,331
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ..............          1,300              74,360
McGraw-Hill Co., Inc. (The) .........          3,600             211,050
Meredith Corp. ......................            900              28,969
                                                                 314,379
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ...............          1,600              90,600
Gannett Co., Inc. ...................          5,000             315,313
Knight-Ridder, Inc. .................          2,200             125,125
New York Times Co. ..................          2,900             116,181
Tribune Co. .........................          2,300              97,175
                                                                 744,394
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ..          7,000             198,187
Norfolk Southern Corp. ..............          3,400              45,263
Union Pacific Corp. .................          4,500             228,375
                                                                 471,825
                                                           ---------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,           4,800             169,200
 Inc.................................
                                                           ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ............          3,300              75,487
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
RESTAURANTS (CONTINUED)
McDonald's Corp. ....................         19,300             656,200
Starbucks Corp. + ...................          3,400             150,450
Tricon Global Restaurants, Inc. + ...          2,500              82,500
Wendy's International, Inc. .........          3,300              86,625
                                                               1,051,262
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. ....................         16,850             769,835
Sherwin-Williams Co. ................          4,100             107,881
                                                                 877,716
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ................          4,300             127,119
Circuit City Stores - Circuit City
 Group...............................          5,200              59,800
RadioShack Corp. ....................          1,700              72,781
                                                                 259,700
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + .          2,400              84,000
Kohl's Corp. + ......................          6,400             390,400
May Department Stores Co. ...........          3,700             121,175
Sears, Roebuck & Co. ................          6,000             208,500
                                                                 804,075
                                                           ---------------
RETAIL - DISCOUNTERS (0.0%)
Consolidated Stores Corp. + .........          2,100              22,313
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.4%)
Target Corp. ........................         12,800             412,800
Wal-Mart Stores, Inc. ...............         32,500           1,726,562
                                                               2,139,362
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ....................          2,300              65,550
Bed Bath & Beyond, Inc. + ...........          3,900              87,263
Office Depot, Inc. + ................          8,200              58,425
Tiffany & Co. .......................          3,000              94,875
                                                                 306,113
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ...................          9,700             165,506
TJX Companies, Inc. .................          3,300              91,575
                                                                 257,081
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ...........................          5,800             347,637
Longs Drug Stores Corp. .............            700              16,888
Walgreen Co. ........................         14,900             623,006
                                                                 987,531
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ...................          3,000              79,500
Kroger Co. (The) + ..................         11,800             319,337
Safeway, Inc. + .....................          8,500             531,250
                                                                 930,087
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. .........          2,835              81,860
Golden West Financial Corp. .........          2,800             189,000
Washington Mutual Financial Corp. ...          9,900             525,319
                                                                 796,179
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Omnicom Group, Inc. .................          3,200             265,200
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .....................         14,000             134,750
Convergys Corp. + ...................          2,600             117,812
H&R Block, Inc. .....................          2,400              99,300
IMS Health, Inc. ....................          3,000              81,000
                                                                 432,862
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. .......          6,800             392,700
Sapient Corp. + .....................          2,600              31,037
                                                                 423,737
                                                           ---------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. .....          9,200             582,475
Ceridian Corp. + ....................          3,200              63,800
Equifax, Inc. .......................          3,700             106,144
First Data Corp. ....................          7,000             368,812
Paychex, Inc. .......................          7,350             357,394
                                                               1,478,625
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ...          3,300              87,450
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ........................          1,500              37,905
RR Donnelley & Sons Co. .............          3,300              89,100
                                                                 127,005
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. .........          2,400              38,100
Nucor Corp. .........................          2,200              87,312
Worthington Industries ..............          1,000               8,063
                                                                 133,475
                                                           ---------------
TELEPHONE (1.3%)
BellSouth Corp. .....................         27,100           1,109,406
CenturyTel, Inc. ....................          2,100              75,075
Qwest Communications International
 Inc. + .............................         24,205             992,405
SBC Communications, Inc. ............         49,300           2,354,075
Verizon Communications ..............         39,372           1,973,522
                                                               6,504,483
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ..........................         55,000             952,187
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. .................          1,700              70,763
VF Corp. ............................          2,900             105,096
                                                                 175,859
                                                           ---------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ..............         40,200           1,768,800
UST, Inc. ...........................          4,000             112,250
                                                               1,881,050
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ..................          1,800              29,925
                                                           ---------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. ............          1,200              45,525
Navistar International Corp. + ......          1,900              49,756
                                         NUMBER OF         MARKET VALUE
                                          SHARES
                                       ---------------     ---------------
TRUCKS & PARTS (CONTINUED)
PACCAR, Inc. ........................          2,100             103,425
                                                                 198,706
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ..............         10,800             299,700
TOTAL COMMON STOCKS                                          170,496,439
 (COST $180,159,373)
                                                           ---------------
                                         PRINCIPAL
                                          AMOUNT
                                       ---------------
LONG-TERM BONDS AND NOTES (61.5%)
Federal Home Loan Bank,
 Zero Coupon,02/25/04 ...............  $  15,550,000          13,023,125
Federal National Mortgage Assoc.,
 Zero Coupon,08/16/04 ...............     63,790,000          52,008,625
Federal National Mortgage Assoc. -
 Strip,
 Zero Coupon,07/24/04 ...............      7,777,000           6,423,335
FICO Strip,Zero Coupon,09/07/04 .....     12,167,000           9,880,577
Israel Government Trust Certificate,
 Zero Coupon,05/15/04 ...............     15,731,000          13,089,451
Tennessee Valley Authority Strip,
 Zero Coupon,11/01/04 ...............     10,781,000           8,678,705
Turkey Government Trust Certificate,
 Zero Coupon,05/15/04 ...............      9,218,000           7,670,114
U.S. Treasury Note,Zero
 Coupon,08/15/04.....................    100,965,000          84,066,488
U.S. Treasury Strip,Zero
 Coupon,05/15/05.....................    134,192,000         107,239,537
TOTAL LONG-TERM BONDS AND NOTES (COST                        302,079,957
 $294,436,936)
                                                           ---------------
SHORT-TERM INVESTMENTS (4.9%)
Federal Home Loan Mortgage
 Corp.,5.43%,01/02/01................     22,867,000          22,867,000
U.S. Treasury Bill,6.11%,04/19/01 @..      1,100,000           1,081,718
TOTAL SHORT-TERM INVESTMENTS                                  23,948,718
 (COST $23,948,626)
                                                           ---------------
TOTAL INVESTMENTS
 (COST $498,544,935)(A)                                      496,525,114
OTHER ASSETS LESS LIABILITIES                                 (5,420,445  )
                                                           ---------------
TOTAL NET ASSETS                                            $491,104,669
                                                           ---------------


    See Notes to Portfolio of Investments.                                    31

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES E (CONTINUED)

32 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    33

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES E (CONTINUED)

34 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    35

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES E (CONTINUED)

36 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$509,259,200. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $  19,229,238
Unrealized losses..............................           (31,963,324)
                                                 ---------------------
 Net unrealized loss...........................          $(12,734,086)
                                                 =====================


Information concerning open futures contracts at December 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET       EXPIRATION      UNREALIZED
                         CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        -----------  -------------  ------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      55        $18,356,250      Mar 01       $  (177,585)
                                     ============                 ==============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at December 31, 2000.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        37

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES G


                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMON STOCKS (30.8%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ...........................         8,400             554,400
General Dynamics Corp. ...............         1,800             140,400
Goodrich (B.F.) Co. ..................         1,000              36,375
Lockheed Martin Corp. ................         3,900             132,405
Northrop Grumman Corp. ...............         1,000              83,000
                                                                 946,580
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ...........         5,085              76,275
                                                           ---------------
AIR FREIGHT (0.0%)
FedEx Corp. + ........................         1,800              71,928
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ..........................         1,300              50,944
Delta Air Lines, Inc. ................         1,400              70,262
Southwest Airlines Co. ...............         4,600             154,238
                                                                 275,444
                                                           ---------------
ALUMINUM (0.1%)
Alcoa Inc. ...........................         5,184             173,664
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .............           300               3,188
Dana Corp. ...........................         1,300              19,906
Delphi Automotive Systems Corp. ......         5,100              57,375
Genuine Parts Co. ....................         1,300              34,044
Snap-On, Inc. ........................           800              22,300
TRW, Inc. ............................         1,200              46,500
Visteon Corp. ........................         1,921              22,091
                                                                 205,404
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. .......................        11,800             276,562
General Motors Corp. + ...............         5,000             254,688
                                                                 531,250
                                                           ---------------
BANKS - MAJOR REGIONAL (1.3%)
AmSouth Bancorporation ...............         2,400              36,600
Bank of New York Co., Inc. ...........         4,600             253,862
Bank One Corp. .......................         7,100             260,037
BB&T Corp. ...........................         2,400              89,550
Comerica, Inc. .......................         1,000              59,375
Fifth Third Bancorp ..................         2,900             173,275
Firstar Corp. ........................         5,900             137,175
Fleet Boston Financial Corp. .........         5,600             210,350
KeyCorp ..............................         1,900              53,200
Mellon Financial Corp. ...............         3,200             157,400
National City Corp. ..................         3,700             106,375
Northern Trust Corp. .................         1,500             122,344
PNC Financial Services Group .........         1,800             131,513
Regions Financial Corp. ..............         1,200              32,775
SouthTrust Corp. .....................           800              32,550
State Street Corp. ...................         1,200             149,052
Summit Bancorp .......................           800              30,550
Suntrust Banks, Inc. .................         2,100             132,300
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Synovus Financial Corp. ..............         2,400              64,650
U.S. Bancorp .........................         4,600             134,262
Union Planters Corp. .................           600              21,450
Wachovia Corp. .......................         1,300              75,563
Wells Fargo & Co. ....................        10,100             562,444
                                                               3,026,652
                                                           ---------------
BANKS - MONEY CENTER (0.5%)
Bank of America Corp. ................        10,200             467,925
Chase Manhattan Corp. (The) ..........         7,850             356,684
First Union Corp. ....................         3,100              86,219
J.P. Morgan & Co. ....................         1,000             165,500
                                                               1,076,328
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. .............         5,700             259,350
Brown-Forman Corp. + .................           500              33,250
Coors (Adolph) Co. ...................           400              32,125
                                                                 324,725
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Coca-Cola Co. (The) ..................         7,700             469,219
                                                           ---------------
BIOTECHNOLOGY (0.2%)
Amgen, Inc. + ........................         3,400             217,387
Biogen, Inc. + .......................           800              48,050
Chiron Corp. + .......................         1,300              57,850
MedImmune, Inc. + ....................         1,300              61,994
                                                                 385,281
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.1%)
Comcast Corp. - Class A Special + ....         5,600             233,800
                                                           ---------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ..........................         1,500              38,531
                                                           ---------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .....         1,400              57,400
Du Pont (E.I.) de Nemours ............         6,300             304,369
Eastman Chemical Co. .................           900              43,875
Praxair, Inc. ........................           600              26,625
Rohm & Haas Co. ......................           800              29,050
Union Carbide Corp. ..................           600              32,287
                                                                 493,606
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ......................         1,700              34,638
FMC Corp. + ..........................           300              21,506
                                                                  56,144
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. .........................         1,300              56,144
Great Lakes Chemical Corp. ...........           600              22,312
International Flavors & Fragrances,
 Inc..................................         1,000              20,313
Sigma-Aldrich Corp. ..................         1,000              39,312
                                                                 138,081
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.5%)
ADC Telecommunications, Inc. + .......         5,400              97,875
Andrew Corp. + .......................           400               8,700
Comverse Technology, Inc. + ..........         1,100             119,487
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Corning, Inc. ........................         5,500             290,469
Nortel Networks Corp. ................        18,400             589,950
Scientific-Atlanta, Inc. .............         1,900              61,869
Tellabs, Inc. + ......................         1,300              73,450
                                                               1,241,800
                                                           ---------------
COMPUTERS - HARDWARE (1.2%)
Compaq Computer Corp. ................        10,500             158,025
Dell Computer Corp. + ................        15,900             277,256
Gateway, Inc. + ......................         2,100              37,779
Hewlett-Packard Co. ..................        12,200             385,063
International Business Machines Corp.         10,900             926,500
NCR Corp. + ..........................         1,100              54,038
Palm, Inc. + .........................         3,469              98,216
Sun Microsystems, Inc. + .............        24,500             682,937
                                                               2,619,814
                                                           ---------------
COMPUTERS - NETWORKING (0.8%)
Avaya Inc. + .........................         2,100              21,656
Cabletron Systems, Inc. + ............         1,200              18,075
Cisco Systems, Inc. + ................        44,800           1,713,600
Network Appliance, Inc. + ............         2,600             167,010
                                                               1,920,341
                                                           ---------------
COMPUTERS - PERIPHERALS (0.5%)
EMC Corp. + ..........................        17,000           1,130,500
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (1.7%)
Adobe Systems, Inc. ..................         1,900             110,556
America Online, Inc. + ...............         7,300             254,040
Autodesk, Inc. .......................           600              16,163
BroadVision, Inc. + ..................         1,800              21,262
Computer Associates International,
 Inc..................................         3,700              72,150
Intuit Inc. + ........................         1,400              55,212
Mercury Interactive Corp. + ..........           600              54,150
Microsoft Corp. + ....................        33,200           1,440,050
Novell, Inc. + .......................         2,000              10,438
Oracle Corp. + .......................        42,100           1,223,531
PeopleSoft, Inc. + ...................         2,300              85,531
Siebel Systems, Inc. + ...............         3,800             256,975
Unisys Corp. + .......................         1,300              19,013
VERITAS Software Corp. + .............         2,600             227,500
Yahoo! Inc. + ........................         1,700              51,292
                                                               3,897,863
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. .................           400              19,150
                                                           ---------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ..........         1,300              85,556
Countrywide Credit Industries, Inc. ..         1,100              55,275
Household International, Inc. ........         3,300             181,500
MBNA Corp. ...........................         5,200             192,075
Providian Financial Corp. ............         1,800             103,500
                                                                 617,906
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ...........................           300              13,819
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ......................           800              26,850
Pactiv Corp. + .......................         1,800              22,275
Temple-Inland Inc. ...................           500              26,813
                                                                  75,938
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ................         1,800             179,325
McKesson HBOC, Inc. ..................         1,100              39,479
SUPERVALU, Inc. ......................         1,300              18,037
Sysco Corp. ..........................         5,100             153,000
                                                                 389,841
                                                           ---------------
ELECTRIC COMPANIES (0.9%)
Allegheny Energy, Inc. ...............           800              38,550
Ameren Corp. .........................         1,200              55,575
American Electric Power Co., Inc. ....         2,120              98,580
Cinergy Corp. ........................         1,000              35,125
CMS Energy Corp. .....................         1,000              31,688
Consolidated Edison, Inc. ............         1,300              50,050
Constellation Energy Group ...........         1,300              58,581
Dominion Resources, Inc. .............         1,809             121,203
DTE Energy Co. .......................         1,300              50,619
Duke Energy Corp. ....................         3,600             306,900
Edison International Inc. ............         2,800              43,750
Entergy Corp. ........................         2,300              97,319
Exelon Corp. .........................         3,225             226,427
FirstEnergy Corp. ....................         1,400              44,187
FPL Group, Inc. ......................         1,300              93,275
NiSource Inc. ........................         1,400              43,050
PG&E Corp. ...........................         2,400              48,000
Pinnacle West Capital Corp. ..........           800              38,100
PPL Corp. ............................         1,300              58,744
Progress Energy, Inc. ................         1,100              54,106
Public Service Enterprise Group, Inc.          1,400              68,075
Reliant Energy Inc. ..................         2,900             125,606
Southern Co. .........................         4,400             146,300
TXU Corp. ............................         1,900              84,194
Xcel Energy, Inc. ....................         2,225              64,664
                                                               2,082,668
                                                           ---------------
ELECTRICAL EQUIPMENT (1.5%)
American Power Conversion Corp. + ....         1,700              21,037
Cooper Industries, Inc. ..............         1,100              50,531
Emerson Electric Co. .................         2,700             212,794
General Electric Co. .................        61,600           2,952,950
Molex, Inc. ..........................         1,300              46,150
Power-One, Inc. + ....................           800              31,450
Rockwell International Corp. .........           800              38,100
Sanmina Corp. + ......................         1,200              91,950
Symbol Technologies, Inc. ............           900              32,400
Thomas & Betts Corp. .................           400               6,475
                                                               3,483,837
                                                           ---------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. .........................         2,300              71,444
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. ...........         2,838             155,381
PerkinElmer, Inc. ....................           600              63,000
Tektronix, Inc. ......................         1,100              37,056
                                                                 255,437
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (1.1%)
Advanced Micro Devices, Inc. + .......         1,900              26,244
Altera Corp. + .......................         2,500              65,781
Analog Devices, Inc. + ...............         3,300             168,919
Broadcom Corp. - Class A + ...........         2,300             193,200
Intel Corp. ..........................        41,800           1,256,612
JDS Uniphase Corp. + .................         5,800             241,787
Linear Technology Corp. ..............         3,300             152,625
LSI Logic Corp. + ....................         2,500              42,725
Maxim Integrated Products, Inc. + ....         1,800              86,063
Micron Technology, Inc. + ............         3,900             138,450
National Semiconductor Corp. + .......         1,500              30,188
QLogic Corp. + .......................           700              53,900
Vitesse Semiconductor Corp. + ........         1,200              66,375
Xilinx, Inc. + .......................         1,200              55,350
                                                               2,578,219
                                                           ---------------
ENTERTAINMENT (0.6%)
Time Warner, Inc. ....................         8,200             428,368
Viacom, Inc. - Class B + .............         9,500             444,125
Walt Disney Co. (The) + ..............        13,000             376,187
                                                               1,248,680
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + ............         5,000             190,937
KLA-Tencor Corp. + ...................           600              20,213
Novellus Systems, Inc. + .............         1,400              50,312
                                                                 261,462
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.3%)
Ambac Financial Group, Inc. ..........           800              46,650
American Express Co. .................         8,200             450,487
CIT Group, Inc. (The) ................         2,300              46,288
Citigroup Inc. .......................        30,246           1,544,436
Fannie Mae ...........................         6,200             537,850
Freddie Mac ..........................         4,400             303,050
Moody's Corp. ........................         1,400              35,963
USA Education Inc. ...................         1,000              68,000
                                                               3,032,724
                                                           ---------------
FOODS (0.7%)
Campbell Soup Co. ....................         2,800              96,950
ConAgra Foods, Inc. ..................         3,400              88,400
General Mills, Inc. ..................         1,700              75,756
Heinz (H.J.) Co. .....................         2,300             109,106
Hershey Foods Corp. ..................           600              38,625
Kellogg Co. ..........................         2,900              76,125
PepsiCo, Inc. ........................         9,000             446,062
Quaker Oats Co. ......................         1,100             107,113
Ralston Purina Group .................         1,500              39,188
Sara Lee Corp. .......................         5,600             137,550
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
FOODS (CONTINUED)
Unilever NV ..........................         3,700             232,869
Wrigley (Wm.) Jr. Co. + ..............           900              86,231
                                                               1,533,975
                                                           ---------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B .................         1,900             106,044
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .......           800              21,100
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. .................         1,000              39,250
Stanley Works (The) ..................           900              28,069
                                                                  67,319
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + .........................         1,400              59,500
Watson Pharmaceuticals, Inc. + .......           900              46,069
                                                                 105,569
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.5%)
Allergan, Inc. .......................           900              87,131
Eli Lilly & Co. ......................         7,100             660,744
Forest Laboratories, Inc. + ..........           900             119,588
King Pharmaceuticals, Inc. + .........         1,200              62,025
Merck & Co., Inc. ....................        17,300           1,619,712
Pfizer, Inc. .........................        47,125           2,167,750
Pharmacia Corp. ......................         7,945             484,645
Schering-Plough Corp. ................         8,800             499,400
                                                               5,700,995
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. .............         3,800             167,238
Tenet Healthcare Corp. + .............         2,000              88,875
                                                                 256,113
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ..............         3,000             184,125
Wellpoint Health Networks, Inc. + ....           600              69,150
                                                                 253,275
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.5%)
Applera Corp-Applied Biosystem Group .         2,100             197,531
Bard (C.R.) Inc. .....................           800              37,250
Baxter International, Inc. ...........         1,900             167,794
Becton, Dickinson & Co. ..............         1,200              41,550
Biomet, Inc. .........................         1,450              57,547
Boston Scientific Corp. + ............         1,300              17,794
Guidant Corp. + ......................         1,900             102,481
Medtronic, Inc. + ....................         7,300             440,738
St. Jude Medical, Inc. + .............           700              43,006
Stryker Corp. ........................         1,300              65,767
                                                               1,171,458
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ..................         2,800              45,675
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.2%)
Abbott Laboratories ..................         9,600             465,000
American Home Products Corp. .........         8,100             514,755
Bristol-Myers Squibb Co. .............        11,800             872,462
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
HEALTH CARE DIVERSIFIED (CONTINUED)
Johnson & Johnson ....................         8,400             882,525
                                                               2,734,742
                                                           ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. ...........           300              10,106
Pulte Corp. ..........................           500              21,094
                                                                  31,200
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. ................         1,600              30,300
Maytag Corp. .........................           700              22,619
Whirlpool Corp. ......................           300              14,306
                                                                  67,225
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ...........................         1,500              53,250
Colgate-Palmolive Co. ................         3,900             251,745
Kimberly-Clark Corp. .................         3,400             240,346
Procter & Gamble Co. .................         4,200             329,437
                                                                 874,778
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. .................           600              18,000
Tupperware Corp. .....................           800              16,350
                                                                  34,350
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ..........................         2,600             187,687
American General Corp. ...............         1,700             138,550
Jefferson-Pilot Corp. ................           600              44,850
Lincoln National Corp. ...............         2,000              94,625
MetLife, Inc. + ......................         4,700             164,500
Torchmark Corp. ......................         1,300              49,969
UnumProvident Corp. ..................         1,800              48,375
                                                                 728,556
                                                           ---------------
INSURANCE - MULTI-LINE (0.8%)
American International Group, Inc. ...        14,000           1,379,875
CIGNA Corp. ..........................         1,400             185,220
Hartford Financial Services Group,
 Inc..................................         2,200             155,375
Loews Corp. ..........................           800              82,850
                                                               1,803,320
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) .................         5,600             243,950
Chubb Corp. ..........................         1,400             121,100
Cincinnati Financial Corp. ...........         1,200              47,475
MBIA, Inc. ...........................           700              51,888
MGIC Investment Corp. ................           800              53,950
Progressive Corp. ....................           600              62,175
St. Paul Co., Inc. ...................         1,800              97,762
                                                                 678,300
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ............................         1,700              58,225
Marsh & McLennan Co., Inc. ...........         1,800             210,600
                                                                 268,825
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) .........         1,000              50,687
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
INVESTMENT BANKING/BROKERAGE (CONTINUED)
Merrill Lynch & Co., Inc. ............         6,500             443,219
                                                                 493,906
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. .............           900              34,290
Price (T. Rowe) Associates, Inc. .....           700              29,586
Stilwell Financial, Inc. .............         1,800              70,987
                                                                 134,863
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ......................           900              14,794
Harley-Davidson, Inc. ................         2,300              91,425
Hasbro, Inc. .........................         1,800              19,125
Mattel, Inc. .........................         2,900              41,876
                                                                 167,220
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. .......................         1,900              58,544
Hilton Hotels Corp. ..................         2,900              30,450
Marriott International, Inc. .........         1,800              76,050
                                                                 165,044
                                                           ---------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ....................         2,100              99,356
Deere & Co. ..........................         1,500              68,719
Dover Corp. ..........................         1,500              60,844
Ingersoll-Rand Co. ...................         1,500              62,812
Timken Co. ...........................           700              10,588
                                                                 302,319
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. ............................           700              19,906
Danaher Corp. ........................         1,300              88,888
Eaton Corp. ..........................           400              30,075
Honeywell International Inc. .........         4,900             231,831
Illinois Tool Works, Inc. ............         1,300              77,431
ITT Industries, Inc. .................         1,100              42,625
Johnson Controls, Inc. ...............           800              41,600
Minnesota Mining and Manufacturing Co.
 (3M).................................         2,600             313,300
National Service Industries, Inc. ....           500              12,844
Parker-Hannifin Corp. ................           800              35,300
PPG Industries Inc. ..................           800              37,050
Textron, Inc. ........................         1,000              46,500
Thermo Electron Corp. + ..............           900              26,775
Tyco International Ltd. ..............        13,550             752,025
                                                               1,756,150
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. .................           400              21,950
Briggs & Stratton Corp. ..............           200               8,875
Millipore Corp. ......................           500              31,500
Pall Corp. ...........................         1,000              21,312
Sealed Air Corp. + ...................           300               9,150
United Technologies Corp. ............         3,000             235,875
                                                                 328,662
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
METALS MINING (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +         1,500              12,844
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ...................         1,600              26,208
Inco Ltd. + ..........................         1,300              21,788
Placer Dome, Inc. ....................         2,600              25,025
                                                                  73,021
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Coastal Corp. (The) ..................         1,300             114,806
Dynegy Inc. ..........................         2,900             162,581
El Paso Energy Corp. .................         1,500             107,437
Enron Corp. ..........................         4,700             390,687
KeySpan Energy Corp. .................           900              38,138
NICOR, Inc. ..........................           500              21,594
Peoples Energy Corp. .................           300              13,425
Sempra Energy ........................         1,000              23,250
Williams Co., Inc. (The) .............         1,400              55,913
                                                                 927,831
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ...................           900              29,813
                                                           ---------------
OIL (0.4%)
Royal Dutch Petroleum Co. ............        13,200             799,425
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. ....................         2,300              95,594
Halliburton Co. ......................         2,800             101,500
Nabors Industries, Inc. + ............         1,100              65,065
Rowan Co., Inc. + ....................         1,300              35,100
Schlumberger, Ltd. ...................         3,600             287,775
Transocean Sedco Forex Inc. ..........         1,300              59,800
                                                                 644,834
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. .............         1,593             113,230
Apache Corp. .........................         1,000              70,063
Burlington Resources, Inc. ...........         1,600              80,800
Devon Energy Corp. ...................         1,200              73,164
EOG Resources, Inc. ..................           800              43,750
Kerr-McGee Corp. .....................         1,000              66,938
Unocal Corp. .........................         1,900              73,506
                                                                 521,451
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.0%)
Ashland Oil Inc. .....................           700              25,123
Sunoco, Inc. .........................           600              20,212
Tosco Corp. ..........................         1,300              44,119
                                                                  89,454
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ...................           800              58,450
Conoco Inc. - Class B ................         3,900             112,856
Occidental Petroleum Corp. ...........         2,900              70,325
Phillips Petroleum Co. ...............         2,300             130,813
USX-Marathon Group ...................         2,900              80,475
                                                                 452,919
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. ........................         5,200             439,075
Exxon Mobil Corp. ....................        26,100           2,269,069
Texaco, Inc. .........................         3,500             217,437
                                                               2,925,581
                                                           ---------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ..................           800              26,900
Georgia-Pacific Corp. ................         1,300              40,463
International Paper Co. ..............         1,800              73,462
Louisiana-Pacific Corp. ..............         1,300              13,163
Mead Corp. ...........................           400              12,550
Potlatch Corp. .......................           400              13,425
Westvaco Corp. .......................         1,100              32,106
Weyerhaeuser Co. .....................         1,600              81,200
Willamette Industries, Inc. ..........         1,000              46,937
                                                                 340,206
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B .........           600              25,688
Avon Products, Inc. ..................         1,700              81,388
Gillette Co. .........................         3,300             119,212
                                                                 226,288
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ....................         2,300              90,563
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ..........................         2,900             160,587
Calpine Corp. + ......................         1,800              81,113
                                                                 241,700
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ...............           600              34,320
McGraw-Hill Co., Inc. (The) ..........         1,600              93,800
Meredith Corp. .......................           400              12,875
                                                                 140,995
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ................           600              33,975
Gannett Co., Inc. ....................         1,800             113,512
Knight-Ridder, Inc. ..................           800              45,500
New York Times Co. ...................         1,500              60,094
Tribune Co. ..........................         1,000              42,250
                                                                 295,331
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ...         2,400              67,950
Norfolk Southern Corp. ...............         1,300              17,306
Union Pacific Corp. ..................         1,700              86,275
                                                                 171,531
                                                           ---------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,           1,300              45,825
 Inc..................................
                                                           ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. .............         1,300              29,737
McDonald's Corp. .....................         8,300             282,200
Starbucks Corp. + ....................         1,500              66,375
Tricon Global Restaurants, Inc. + ....         1,100              36,300
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
RESTAURANTS (CONTINUED)
Wendy's International, Inc. ..........         1,300              34,125
                                                                 448,737
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. .....................         7,200             328,950
Lowe's Co., Inc. .....................         1,400              62,300
Sherwin-Williams Co. .................         1,500              39,469
                                                                 430,719
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + .................         1,800              53,212
Circuit City Stores - Circuit City
 Group................................         1,300              14,950
RadioShack Corp. .....................           700              29,969
                                                                  98,131
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ..           900              31,500
Kohl's Corp. + .......................         2,100             128,100
May Department Stores Co. ............         1,800              58,950
Sears, Roebuck & Co. .................         2,200              76,450
                                                                 295,000
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.4%)
Target Corp. .........................         5,700             183,825
Wal-Mart Stores, Inc. ................        13,900             738,437
                                                                 922,262
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .....................         1,500              42,750
Bed Bath & Beyond, Inc. + ............         1,300              29,088
Office Depot, Inc. + .................         1,600              11,400
Tiffany & Co. ........................         1,100              34,787
Toys "R" Us, Inc. + ..................           100               1,669
                                                                 119,694
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ....................         3,000              51,188
TJX Companies, Inc. ..................         2,000              55,500
                                                                 106,688
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ............................         2,800             167,825
Longs Drug Stores Corp. ..............           300               7,237
Walgreen Co. .........................         6,700             280,144
                                                                 455,206
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ....................         1,300              34,450
Kroger Co. (The) + ...................         5,900             159,669
Safeway, Inc. + ......................         3,500             218,750
                                                                 412,869
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ..........         1,800              51,975
Golden West Financial Corp. ..........         1,200              81,000
Washington Mutual Financial Corp. ....         4,300             228,169
                                                                 361,144
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) .         1,100              46,819
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
SERVICES - ADVERTISING/MARKETING (CONTINUED)
Omnicom Group, Inc. ..................         1,200              99,450
                                                                 146,269
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ......................         4,800              46,200
Convergys Corp. + ....................         1,400              63,437
H&R Block, Inc. ......................           900              37,238
IMS Health, Inc. .....................         1,800              48,600
                                                                 195,475
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. ........         2,800             161,700
Sapient Corp. + ......................           900              10,744
                                                                 172,444
                                                           ---------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. ......         4,000             253,250
Ceridian Corp. + .....................         1,100              21,931
Equifax, Inc. ........................         1,100              31,556
First Data Corp. .....................         2,700             142,257
Paychex, Inc. ........................         2,600             126,425
                                                                 575,419
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ....         1,300              34,450
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .........................           600              15,162
RR Donnelley & Sons Co. ..............         1,300              35,100
                                                                  50,262
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. ..........           900              14,288
Nucor Corp. ..........................           800              31,750
Worthington Industries ...............           400               3,225
                                                                  49,263
                                                           ---------------
TELEPHONE (1.2%)
ALLTEL Corp. .........................         1,000              62,437
BellSouth Corp. ......................        11,500             470,781
CenturyTel, Inc. .....................           600              21,450
Qwest Communications International
 Inc. + ..............................        10,219             418,979
SBC Communications, Inc. .............        20,300             969,325
Verizon Communications ...............        16,278             815,935
                                                               2,758,907
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ...........................        23,600             408,575
Global Crossing Ltd. + ...............         2,800              40,075
                                                                 448,650
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ..................           700              29,138
VF Corp. .............................         1,200              43,488
                                                                  72,626
                                                           ---------------
TOBACCO (0.3%)
Philip Morris Co. Inc. ...............        17,200             756,800
UST, Inc. ............................           600              16,837
                                                                 773,637
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ...................           800              13,300
                                                           ---------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. .............           700              26,556
PACCAR, Inc. .........................           800              39,400
                                                                  65,956
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ...............         4,500             124,875
TOTAL COMMON STOCKS                                           70,456,933
 (COST $74,274,452)
                                                           ---------------
                                         PRINCIPAL
                                           AMOUNT
                                        --------------
LONG-TERM BONDS AND NOTES (69.1%)
U.S. Treasury Note,Zero
 Coupon,11/15/04......................  $192,666,000         158,032,360
TOTAL LONG-TERM BONDS AND NOTES (COST                        158,032,360
 $151,431,235)
                                                           ---------------
TOTAL INVESTMENTS
 (COST $225,705,687)(A)                                      228,489,293
OTHER ASSETS LESS LIABILITIES                                    203,530
                                                           ---------------
TOTAL NET ASSETS                                            $228,692,823
                                                           ---------------


38 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    39

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES G (CONTINUED)

40 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    41

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES G (CONTINUED)

42 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    43

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES G (CONTINUED)

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$232,055,747. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $   9,504,832
Unrealized losses..............................           (13,071,286)
                                                 ---------------------
 Net unrealized loss...........................          $ (3,566,454)
                                                 =====================


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

44 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES H


                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMON STOCKS (35.7%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. ...........................         7,300             481,800
General Dynamics Corp. ...............         1,700             132,600
Goodrich (B.F.) Co. ..................           400              14,550
Lockheed Martin Corp. ................         3,300             112,035
Northrop Grumman Corp. ...............           900              74,700
                                                                 815,685
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ...........         3,505              52,575
                                                           ---------------
AIR FREIGHT (0.1%)
FedEx Corp. + ........................         2,000              79,920
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ..........................         1,100              43,106
Delta Air Lines, Inc. ................         1,100              55,206
Southwest Airlines Co. ...............         4,200             140,826
                                                                 239,138
                                                           ---------------
ALUMINUM (0.1%)
Alcoa Inc. ...........................         4,384             146,864
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .............           300               3,188
Dana Corp. ...........................           600               9,188
Delphi Automotive Systems Corp. ......         4,000              45,000
Genuine Parts Co. ....................         1,000              26,187
Snap-On, Inc. ........................           600              16,725
TRW, Inc. ............................         1,000              38,750
Visteon Corp. ........................         1,485              17,077
                                                                 156,115
                                                           ---------------
AUTOMOBILES (0.3%)
Ford Motor Co. .......................         9,800             229,687
General Motors Corp. + ...............         4,400             224,125
                                                                 453,812
                                                           ---------------
BANKS - MAJOR REGIONAL (1.6%)
AmSouth Bancorporation ...............         2,100              32,025
Bank of New York Co., Inc. ...........         4,000             220,750
Bank One Corp. .......................         5,900             216,087
BB&T Corp. ...........................         2,100              78,356
Comerica, Inc. .......................           900              53,438
Fifth Third Bancorp ..................         2,750             164,312
Firstar Corp. ........................         5,800             134,850
Fleet Boston Financial Corp. .........         4,900             184,056
KeyCorp ..............................         2,600              72,800
Mellon Financial Corp. ...............         2,900             142,644
National City Corp. ..................         3,100              89,125
Northern Trust Corp. .................         1,300             106,031
Old Kent Financial Corp. .............           465              20,344
PNC Financial Services Group .........         1,600             116,900
SouthTrust Corp. .....................           900              36,619
State Street Corp. ...................         1,000             124,210
Summit Bancorp .......................         1,300              49,644
Suntrust Banks, Inc. .................         1,900             119,700
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Synovus Financial Corp. ..............         2,000              53,875
U.S. Bancorp .........................         4,000             116,750
Union Planters Corp. .................           700              25,025
Wachovia Corp. .......................         1,400              81,375
Wells Fargo & Co. ....................         8,800             490,050
                                                               2,728,966
                                                           ---------------
BANKS - MONEY CENTER (0.6%)
Bank of America Corp. ................         9,200             422,050
Chase Manhattan Corp. (The) ..........         7,350             333,965
First Union Corp. ....................         2,700              75,094
J.P. Morgan & Co. ....................           900             148,950
                                                                 980,059
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. .............         4,800             218,400
Brown-Forman Corp. + .................           500              33,250
Coors (Adolph) Co. ...................           300              24,094
                                                                 275,744
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.3%)
Coca-Cola Co. (The) ..................         7,000             426,562
                                                           ---------------
BIOTECHNOLOGY (0.2%)
Amgen, Inc. + ........................         2,900             185,419
Biogen, Inc. + .......................           800              48,050
Chiron Corp. + .......................         1,100              48,950
MedImmune, Inc. + ....................         1,200              57,225
                                                                 339,644
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.1%)
Comcast Corp. - Class A Special + ....         4,700             196,225
                                                           ---------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ..........................         1,400              35,963
                                                           ---------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. .....         1,600              65,600
Du Pont (E.I.) de Nemours ............         5,900             285,044
Eastman Chemical Co. .................           700              34,125
Praxair, Inc. ........................           500              22,187
Rohm & Haas Co. ......................           600              21,788
Union Carbide Corp. ..................           500              26,906
                                                                 455,650
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ......................           500              10,188
FMC Corp. + ..........................           300              21,506
                                                                  31,694
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. .........................         1,000              43,188
Great Lakes Chemical Corp. ...........           500              18,594
International Flavors & Fragrances,
 Inc..................................           900              18,281
Sigma-Aldrich Corp. ..................           900              35,381
                                                                 115,444
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.6%)
ADC Telecommunications, Inc. + .......         4,100              74,313
Andrew Corp. + .......................           300               6,525
Comverse Technology, Inc. + ..........         1,000             108,625
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Corning, Inc. ........................         4,800             253,500
Nortel Networks Corp. ................        16,900             541,856
Scientific-Atlanta, Inc. .............         1,600              52,100
Tellabs, Inc. + ......................         1,100              62,150
                                                               1,099,069
                                                           ---------------
COMPUTERS - HARDWARE (1.3%)
Compaq Computer Corp. ................         9,600             144,480
Dell Computer Corp. + ................        13,800             240,638
Gateway, Inc. + ......................         2,000              35,980
Hewlett-Packard Co. ..................        10,700             337,719
International Business Machines Corp.          9,400             799,000
NCR Corp. + ..........................           800              39,300
Palm, Inc. + .........................         3,024              85,617
Sun Microsystems, Inc. + .............        21,100             588,162
                                                               2,270,896
                                                           ---------------
COMPUTERS - NETWORKING (1.0%)
Avaya Inc. + .........................         1,400              14,438
Cabletron Systems, Inc. + ............         1,400              21,087
Cisco Systems, Inc. + ................        39,100           1,495,575
Network Appliance, Inc. + ............         2,600             167,009
                                                               1,698,109
                                                           ---------------
COMPUTERS - PERIPHERALS (0.6%)
EMC Corp. + ..........................        14,600             970,900
Lexmark International Group, Inc. + ..           700              31,019
                                                               1,001,919
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (2.0%)
Adobe Systems, Inc. ..................         1,600              93,100
America Online, Inc. + ...............         6,400             222,720
Autodesk, Inc. .......................           500              13,469
BMC Software, Inc. + .................           700               9,800
BroadVision, Inc. + ..................         1,500              17,719
Citrix Systems, Inc. + ...............           700              15,750
Computer Associates International,
 Inc..................................         3,200              62,400
Intuit Inc. + ........................         1,200              47,325
Mercury Interactive Corp. + ..........           500              45,125
Microsoft Corp. + ....................        29,000           1,257,875
Novell, Inc. + .......................         1,700               8,872
Oracle Corp. + .......................        37,700           1,095,656
PeopleSoft, Inc. + ...................         2,000              74,375
Siebel Systems, Inc. + ...............         3,400             229,925
Unisys Corp. + .......................         1,300              19,012
VERITAS Software Corp. + .............         2,300             201,250
Yahoo! Inc. + ........................         1,500              45,258
                                                               3,459,631
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. .................           400              19,150
                                                           ---------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ..........         1,100              72,394
Countrywide Credit Industries, Inc. ..           900              45,225
Household International, Inc. ........         2,600             143,000
MBNA Corp. ...........................         4,500             166,218
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
CONSUMER FINANCE (CONTINUED)
Providian Financial Corp. ............         1,600              92,000
                                                                 518,837
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ...........................           300              13,819
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ......................           600              20,138
Pactiv Corp. + .......................         1,400              17,325
Temple-Inland Inc. ...................           400              21,450
                                                                  58,913
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ................         1,500             149,437
McKesson HBOC, Inc. ..................           900              32,301
SUPERVALU, Inc. ......................         1,000              13,875
Sysco Corp. ..........................         4,400             132,000
                                                                 327,613
                                                           ---------------
ELECTRIC COMPANIES (1.0%)
Allegheny Energy, Inc. ...............           800              38,550
Ameren Corp. .........................         1,000              46,312
American Electric Power Co., Inc. ....         2,100              97,650
Cinergy Corp. ........................           900              31,613
CMS Energy Corp. .....................           900              28,519
Consolidated Edison, Inc. ............           900              34,650
Constellation Energy Group ...........         1,000              45,063
Dominion Resources, Inc. .............         1,300              87,100
DTE Energy Co. .......................         1,000              38,938
Duke Energy Corp. ....................         3,100             264,275
Edison International Inc. ............         2,200              34,375
Entergy Corp. ........................         1,800              76,162
Exelon Corp. .........................         2,837             199,186
FirstEnergy Corp. ....................         1,800              56,812
FPL Group, Inc. ......................         1,100              78,925
NiSource Inc. ........................         1,200              36,900
PG&E Corp. ...........................         2,100              42,000
Pinnacle West Capital Corp. ..........           600              28,575
PPL Corp. ............................         1,100              49,706
Progress Energy, Inc. ................           600              29,513
Public Service Enterprise Group, Inc.          1,200              58,350
Reliant Energy Inc. ..................         2,200              95,287
Southern Co. .........................         3,900             129,675
TXU Corp. ............................         1,600              70,900
Xcel Energy, Inc. ....................         2,415              70,186
                                                               1,769,222
                                                           ---------------
ELECTRICAL EQUIPMENT (1.8%)
American Power Conversion Corp. + ....         1,400              17,325
Cooper Industries, Inc. ..............         1,000              45,938
Emerson Electric Co. .................         2,200             173,387
General Electric Co. .................        53,800           2,579,037
Molex, Inc. ..........................         1,400              49,700
Power-One, Inc. + ....................           700              27,519
Rockwell International Corp. .........           700              33,338
Sanmina Corp. + ......................         1,000              76,625
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
ELECTRICAL EQUIPMENT (CONTINUED)
Symbol Technologies, Inc. ............           900              32,400
Thomas & Betts Corp. .................           400               6,475
                                                               3,041,744
                                                           ---------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. .........................         2,000              62,125
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. ...........         2,733             149,632
PerkinElmer, Inc. ....................           500              52,500
Tektronix, Inc. ......................           700              23,581
                                                                 225,713
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (1.3%)
Advanced Micro Devices, Inc. + .......         2,500              34,531
Altera Corp. + .......................         2,300              60,519
Analog Devices, Inc. + ...............         2,600             133,087
Broadcom Corp. - Class A + ...........         2,000             168,000
Intel Corp. ..........................        36,500           1,097,281
JDS Uniphase Corp. + .................         5,100             212,606
Linear Technology Corp. ..............         2,400             111,000
LSI Logic Corp. + ....................         2,200              37,598
Maxim Integrated Products, Inc. + ....         1,600              76,500
Micron Technology, Inc. + ............         3,300             117,150
National Semiconductor Corp. + .......         1,400              28,175
QLogic Corp. + .......................           500              38,500
Vitesse Semiconductor Corp. + ........         1,000              55,313
Xilinx, Inc. + .......................         1,000              46,125
                                                               2,216,385
                                                           ---------------
ENTERTAINMENT (0.6%)
Time Warner, Inc. ....................         7,400             386,576
Viacom, Inc. - Class B + .............         8,300             388,025
Walt Disney Co. (The) + ..............        11,000             318,312
                                                               1,092,913
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + ............         4,700             179,481
KLA-Tencor Corp. + ...................         1,100              37,056
Novellus Systems, Inc. + .............           800              28,750
                                                                 245,287
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.5%)
Ambac Financial Group, Inc. ..........           500              29,156
American Express Co. .................         7,500             412,031
CIT Group, Inc. (The) ................         1,700              34,213
Citigroup Inc. .......................        26,659           1,361,275
Fannie Mae ...........................         5,400             468,450
Freddie Mac ..........................         4,000             275,500
Moody's Corp. ........................           900              23,119
USA Education Inc. ...................           900              61,200
                                                               2,664,944
                                                           ---------------
FOODS (0.8%)
Campbell Soup Co. ....................         2,300              79,638
ConAgra Foods, Inc. ..................         2,800              72,800
General Mills, Inc. ..................         1,600              71,300
Heinz (H.J.) Co. .....................         1,800              85,387
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
FOODS (CONTINUED)
Hershey Foods Corp. ..................           500              32,188
Kellogg Co. ..........................         2,300              60,375
PepsiCo, Inc. ........................         7,700             381,631
Quaker Oats Co. ......................           900              87,637
Ralston Purina Group .................         2,100              54,863
Sara Lee Corp. .......................         4,900             120,356
Unilever NV ..........................         3,300             207,694
Wrigley (Wm.) Jr. Co. + ..............           800              76,650
                                                               1,330,519
                                                           ---------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B .................         1,500              83,719
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .......         1,000              26,375
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. .................         1,100              18,769
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. .................           800              31,400
Stanley Works (The) ..................           800              24,950
                                                                  56,350
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + .........................         1,600              68,000
Watson Pharmaceuticals, Inc. + .......           800              40,950
                                                                 108,950
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.9%)
Allergan, Inc. .......................         1,000              96,813
Eli Lilly & Co. ......................         6,100             567,681
Forest Laboratories, Inc. + ..........           800             106,300
King Pharmaceuticals, Inc. + .........         1,400              72,363
Merck & Co., Inc. ....................        15,300           1,432,462
Pfizer, Inc. .........................        41,675           1,917,050
Pharmacia Corp. ......................         7,188             438,468
Schering-Plough Corp. ................         8,200             465,350
                                                               5,096,487
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. .............         3,300             145,233
Tenet Healthcare Corp. + .............         2,100              93,319
                                                                 238,552
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ..............         2,800             171,850
Wellpoint Health Networks, Inc. + ....           500              57,625
                                                                 229,475
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Applera Corp-Applied Biosystem Group .         1,700             159,906
Bard (C.R.) Inc. .....................           600              27,938
Baxter International, Inc. ...........         1,600             141,300
Becton, Dickinson & Co. ..............         1,900              65,787
Biomet, Inc. .........................         1,150              45,641
Boston Scientific Corp. + ............         2,600              35,588
Guidant Corp. + ......................         1,600              86,300
Medtronic, Inc. + ....................         6,700             404,512
St. Jude Medical, Inc. + .............           500              30,719
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (CONTINUED)
Stryker Corp. ........................         1,100              55,649
                                                               1,053,340
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ..................         2,000              32,625
                                                           ---------------
HEALTH CARE DIVERSIFIED (1.4%)
Abbott Laboratories ..................         8,700             421,406
American Home Products Corp. .........         7,000             444,850
Bristol-Myers Squibb Co. .............        10,500             776,344
Johnson & Johnson ....................         7,500             787,969
                                                               2,430,569
                                                           ---------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. ...........           300              10,106
Pulte Corp. ..........................           400              16,875
                                                                  26,981
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. ................         1,400              26,513
Maytag Corp. .........................           400              12,925
Whirlpool Corp. ......................           300              14,306
                                                                  53,744
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ...........................         1,300              46,150
Colgate-Palmolive Co. ................         3,000             193,650
Kimberly-Clark Corp. .................         2,800             197,932
Procter & Gamble Co. .................         3,400             266,687
                                                                 704,419
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. .................           500              15,000
Tupperware Corp. .....................           700              14,306
                                                                  29,306
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. ..........................         2,300             166,031
American General Corp. ...............         1,400             114,100
Jefferson-Pilot Corp. ................           800              59,800
Lincoln National Corp. ...............         1,600              75,700
MetLife, Inc. + ......................         4,200             147,000
Torchmark Corp. ......................         1,000              38,437
UnumProvident Corp. ..................         1,300              34,938
                                                                 636,006
                                                           ---------------
INSURANCE - MULTI-LINE (0.9%)
American International Group, Inc. ...        12,400           1,222,175
CIGNA Corp. ..........................         1,400             185,220
Hartford Financial Services Group,
 Inc..................................         1,900             134,187
Loews Corp. ..........................           600              62,138
                                                               1,603,720
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) .................         5,000             217,812
Chubb Corp. ..........................         1,200             103,800
Cincinnati Financial Corp. ...........         1,000              39,563
MBIA, Inc. ...........................           500              37,063
MGIC Investment Corp. ................           700              47,206
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
INSURANCE - PROPERTY/CASUALTY (CONTINUED)
Progressive Corp. ....................           500              51,813
St. Paul Co., Inc. ...................         1,400              76,037
                                                                 573,294
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ............................         1,400              47,950
Marsh & McLennan Co., Inc. ...........         1,600             187,200
                                                                 235,150
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) .........           700              35,481
Merrill Lynch & Co., Inc. ............         5,700             388,669
                                                                 424,150
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. .............           800              30,480
Price (T. Rowe) Associates, Inc. .....         1,000              42,266
Stilwell Financial, Inc. .............         1,400              55,212
                                                                 127,958
                                                           ---------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ......................           800              13,150
Harley-Davidson, Inc. ................         1,700              67,575
Hasbro, Inc. .........................         1,500              15,938
Mattel, Inc. .........................         2,600              37,544
                                                                 134,207
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. .......................         1,700              52,381
Hilton Hotels Corp. ..................         2,000              21,000
Marriott International, Inc. .........         1,300              54,925
                                                                 128,306
                                                           ---------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ....................         1,800              85,162
Deere & Co. ..........................         1,600              73,300
Dover Corp. ..........................         1,400              56,788
Ingersoll-Rand Co. ...................         1,200              50,250
Timken Co. ...........................           600               9,075
                                                                 274,575
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.9%)
Danaher Corp. ........................           800              54,700
Eaton Corp. ..........................           500              37,594
Honeywell International Inc. .........         4,300             203,444
Illinois Tool Works, Inc. ............         1,100              65,519
ITT Industries, Inc. .................           900              34,875
Johnson Controls, Inc. ...............           600              31,200
Minnesota Mining and Manufacturing Co.
 (3M).................................         2,200             265,100
National Service Industries, Inc. ....           400              10,275
Parker-Hannifin Corp. ................           600              26,475
PPG Industries Inc. ..................           600              27,787
Textron, Inc. ........................           800              37,200
Thermo Electron Corp. + ..............         1,100              32,725
Tyco International Ltd. ..............        11,856             658,008
                                                               1,484,902
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. .................           400              21,950
Briggs & Stratton Corp. ..............           200               8,875
Millipore Corp. ......................           500              31,500
Pall Corp. ...........................         1,100              23,444
United Technologies Corp. ............         2,600             204,425
                                                                 290,194
                                                           ---------------
METALS MINING (0.0%)
Phelps Dodge Corp. ...................           500              27,906
                                                           ---------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ...................         1,400              22,932
Inco Ltd. + ..........................         1,000              16,760
Placer Dome, Inc. ....................         2,700              25,988
                                                                  65,680
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ..................         1,300             114,806
Dynegy Inc. ..........................         2,500             140,156
El Paso Energy Corp. .................         1,300              93,113
Enron Corp. ..........................         4,200             349,125
KeySpan Energy Corp. .................           700              29,663
NICOR, Inc. ..........................           400              17,275
Peoples Energy Corp. .................           200               8,950
Sempra Energy ........................         1,000              23,250
Williams Co., Inc. (The) .............         2,300              91,856
                                                                 868,194
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ...................           800              26,500
                                                           ---------------
OIL (0.4%)
Royal Dutch Petroleum Co. ............        11,400             690,412
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. ....................         2,000              83,125
Halliburton Co. ......................         2,500              90,625
Nabors Industries, Inc. + ............         1,000              59,150
Rowan Co., Inc. + ....................         1,000              27,000
Schlumberger, Ltd. ...................         3,100             247,806
Transocean Sedco Forex Inc. ..........         1,200              55,200
                                                                 562,906
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. .............         1,483             105,412
Apache Corp. .........................           800              56,050
Burlington Resources, Inc. ...........         1,400              70,700
Devon Energy Corp. ...................         1,000              60,970
EOG Resources, Inc. ..................           700              38,281
Kerr-McGee Corp. .....................         1,000              66,937
Unocal Corp. .........................         1,400              54,163
                                                                 452,513
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.0%)
Ashland Oil Inc. .....................           700              25,123
Sunoco, Inc. .........................           500              16,844
Tosco Corp. ..........................         1,000              33,937
                                                                  75,904
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ...................           900              65,756
Conoco Inc. - Class B ................         3,400              98,388
Occidental Petroleum Corp. ...........         3,300              80,025
Phillips Petroleum Co. ...............         2,000             113,750
USX-Marathon Group ...................         2,400              66,600
                                                                 424,519
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.5%)
Chevron Corp. ........................         4,500             379,969
Exxon Mobil Corp. ....................        23,100           2,008,256
Texaco, Inc. .........................         2,900             180,162
                                                               2,568,387
                                                           ---------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ..................           700              23,538
Georgia-Pacific Corp. ................         1,100              34,237
International Paper Co. ..............         1,400              57,137
Louisiana-Pacific Corp. ..............         1,100              11,138
Mead Corp. ...........................           900              28,237
Potlatch Corp. .......................           300              10,069
Westvaco Corp. .......................           900              26,269
Weyerhaeuser Co. .....................         1,600              81,200
Willamette Industries, Inc. ..........           600              28,162
                                                                 299,987
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B .........           600              25,688
Avon Products, Inc. ..................         1,000              47,875
Gillette Co. .........................         2,800             101,150
                                                                 174,713
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ....................         1,800              70,875
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ..........................         2,400             132,900
Calpine Corp. + ......................         2,200              99,137
                                                                 232,037
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ...............           500              28,600
McGraw-Hill Co., Inc. (The) ..........         1,100              64,488
Meredith Corp. .......................           300               9,656
                                                                 102,744
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ................           500              28,313
Gannett Co., Inc. ....................         1,500              94,594
Knight-Ridder, Inc. ..................           700              39,812
New York Times Co. ...................         1,300              52,081
Tribune Co. ..........................         1,000              42,250
                                                                 257,050
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ...         2,300              65,119
Norfolk Southern Corp. ...............         1,000              13,312
Union Pacific Corp. ..................         1,600              81,200
                                                                 159,631
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,           1,100              38,775
 Inc..................................
                                                           ---------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. .............         1,000              22,875
McDonald's Corp. .....................         7,300             248,200
Starbucks Corp. + ....................         1,000              44,250
Tricon Global Restaurants, Inc. + ....           900              29,700
Wendy's International, Inc. ..........         1,000              26,250
                                                                 371,275
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. .....................         6,500             296,969
Lowe's Co., Inc. .....................         1,200              53,400
Sherwin-Williams Co. .................         1,300              34,206
                                                                 384,575
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + .................         1,200              35,475
Circuit City Stores - Circuit City
 Group................................         1,200              13,800
RadioShack Corp. .....................           600              25,688
                                                                  74,963
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ..           800              28,000
Kohl's Corp. + .......................         2,100             128,100
May Department Stores Co. ............         1,800              58,950
Sears, Roebuck & Co. .................         2,500              86,875
                                                                 301,925
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.5%)
Target Corp. .........................         4,700             151,575
Wal-Mart Stores, Inc. ................        11,900             632,187
                                                                 783,762
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .....................         1,300              37,050
Bed Bath & Beyond, Inc. + ............         1,200              26,850
Office Depot, Inc. + .................         2,600              18,525
Staples, Inc. + ......................         1,500              17,719
Tiffany & Co. ........................         1,000              31,625
                                                                 131,769
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ....................         2,200              37,538
TJX Companies, Inc. ..................         1,600              44,400
                                                                  81,938
                                                           ---------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ............................         2,200             131,862
Longs Drug Stores Corp. ..............           300               7,238
Walgreen Co. .........................         5,700             238,331
                                                                 377,431
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ....................         1,200              31,800
Kroger Co. (The) + ...................         4,100             110,956
Safeway, Inc. + ......................         2,600             162,500
                                                                 305,256
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ..........         1,595              46,056
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
SAVINGS & LOAN COMPANIES (CONTINUED)
Golden West Financial Corp. ..........         1,100              74,250
Washington Mutual Financial Corp. ....         3,800             201,637
                                                                 321,943
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) .         1,000              42,563
Omnicom Group, Inc. ..................         1,000              82,875
                                                                 125,438
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ......................         4,000              38,500
Convergys Corp. + ....................         1,200              54,375
H&R Block, Inc. ......................           800              33,100
IMS Health, Inc. .....................         1,800              48,600
                                                                 174,575
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ............           500              30,062
Electronic Data Systems Corp. ........         2,300             132,825
Sapient Corp. + ......................           900              10,744
                                                                 173,631
                                                           ---------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. ......         3,400             215,262
Equifax, Inc. ........................         1,100              31,556
First Data Corp. .....................         2,200             115,913
Paychex, Inc. ........................         2,150             104,544
                                                                 467,275
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ....         1,100              29,150
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .........................           500              12,635
RR Donnelley & Sons Co. ..............         1,000              27,000
                                                                  39,635
                                                           ---------------
STEEL (0.0%)
Nucor Corp. ..........................           700              27,781
Worthington Industries ...............           400               3,225
                                                                  31,006
                                                           ---------------
TELEPHONE (1.4%)
ALLTEL Corp. .........................         1,000              62,437
BellSouth Corp. ......................        10,100             413,469
CenturyTel, Inc. .....................           600              21,450
Qwest Communications International
 Inc. + ..............................         9,000             369,000
SBC Communications, Inc. .............        18,000             859,500
Verizon Communications ...............        14,536             728,617
                                                               2,454,473
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ...........................        20,700             358,369
Global Crossing Ltd. + ...............         2,500              35,781
                                                                 394,150
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ..................           700              29,138
VF Corp. .............................         1,000              36,240
                                                                  65,378
                                                           ---------------
                                         NUMBER OF         MARKET VALUE
                                           SHARES
                                        --------------     ---------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ...............        15,000             660,000
UST, Inc. ............................         1,200              33,675
                                                                 693,675
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ...................           600               9,975
                                                           ---------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. .............           600              22,763
PACCAR, Inc. .........................           700              34,475
                                                                  57,238
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ...............         4,000             111,000
TOTAL COMMON STOCKS                                           61,809,160
 (COST $64,757,513)
                                                           ---------------
                                         PRINCIPAL
                                           AMOUNT
                                        --------------
LONG-TERM BONDS AND NOTES (63.3%)
Federal National Mortgage Assoc. -
 Strip,
 Zero Coupon,01/15/05 ................  $ 13,022,000          10,340,002
Federal National Mortgage Assoc. -
 Strip,
 Zero Coupon,02/07/05 ................     5,005,000           3,957,073
Federal National Mortgage Assoc. -
 Strip,
 Zero Coupon,02/15/05 ................     5,588,000           4,492,249
FICO Strip,Zero Coupon,02/08/05 ......     5,311,000           4,204,506
U.S. Treasury Note,Zero
 Coupon,01/15/05......................    11,372,000           9,203,928
U.S. Treasury Note,Zero
 Coupon,02/15/05......................    12,410,000          10,101,120
U.S. Treasury Strip,Zero
 Coupon,02/15/05......................    82,926,000          67,362,448
TOTAL LONG-TERM BONDS AND NOTES (COST                        109,661,326
 $105,048,039)
                                                           ---------------
SHORT-TERM INVESTMENTS (1.1%)
Federal Home Loan Mortgage
 Corp.,5.43%,01/02/01.................     1,704,000           1,704,000
U.S. Treasury Bill,5.80%,04/19/01 @...       100,000              98,338
U.S. Treasury Bill,6.06%,04/19/01 @...       100,000              98,338
TOTAL SHORT-TERM INVESTMENTS                                   1,900,676
 (COST $1,900,475)
                                                           ---------------
TOTAL INVESTMENTS
 (COST $171,706,027)(A)                                      173,371,162
OTHER ASSETS LESS LIABILITIES                                   (100,607  )
                                                           ---------------
TOTAL NET ASSETS                                            $173,270,555
                                                           ---------------


    See Notes to Portfolio of Investments.                                    45

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES H (CONTINUED)

46 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    47

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES H (CONTINUED)

48 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    49

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES H (CONTINUED)

50 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$175,447,163. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $   9,259,577
Unrealized losses..............................           (11,335,578)
                                                 ---------------------
 Net unrealized loss...........................          $ (2,076,001)
                                                 =====================


Information concerning open futures contracts at December 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       5        $1,668,750      Mar 01       $  (41,503)
                                     ===========                 =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at December 31, 2000.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        51

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES I


                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
COMMON STOCKS (34.0%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. .............................        3,600            237,600
General Dynamics Corp. .................          900             70,200
Goodrich (B.F.) Co. ....................          200              7,275
Lockheed Martin Corp. ..................        1,900             64,505
Northrop Grumman Corp. .................          300             24,900
                                                                 404,480
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .............        1,575             23,625
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + ..........................          900             35,964
                                                            --------------
AIRLINES (0.1%)
Delta Air Lines, Inc. ..................          200             10,038
Southwest Airlines Co. .................        2,200             73,766
                                                                  83,804
                                                            --------------
ALUMINUM (0.1%)
Alcoa Inc. .............................        2,300             77,050
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ...............          100              1,063
Dana Corp. .............................          600              9,188
Delphi Automotive Systems Corp. ........        2,600             29,250
Genuine Parts Co. ......................          600             15,712
Snap-On, Inc. ..........................          300              8,363
TRW, Inc. ..............................          500             19,375
Visteon Corp. ..........................          851              9,786
                                                                  92,737
                                                            --------------
AUTOMOBILES (0.2%)
Ford Motor Co. .........................        6,200            145,313
General Motors Corp. + .................        1,500             76,406
                                                                 221,719
                                                            --------------
BANKS - MAJOR REGIONAL (1.5%)
AmSouth Bancorporation .................        1,200             18,300
Bank of New York Co., Inc. .............        2,000            110,375
Bank One Corp. .........................        3,300            120,862
BB&T Corp. .............................        1,200             44,775
Comerica, Inc. .........................          500             29,688
Fifth Third Bancorp ....................        1,650             98,587
Firstar Corp. ..........................        2,500             58,125
Fleet Boston Financial Corp. ...........        2,600             97,663
KeyCorp ................................        1,000             28,000
Mellon Financial Corp. .................        1,300             63,944
National City Corp. ....................        1,900             54,625
Northern Trust Corp. ...................          700             57,094
PNC Financial Services Group ...........          900             65,756
SouthTrust Corp. .......................          400             16,275
State Street Corp. .....................          500             62,105
Summit Bancorp .........................          700             26,731
Suntrust Banks, Inc. ...................          800             50,400
Synovus Financial Corp. ................        1,100             29,631
U.S. Bancorp ...........................        2,400             70,050
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
BANKS - MAJOR REGIONAL (CONTINUED)
Union Planters Corp. ...................          600             21,450
Wachovia Corp. .........................          600             34,875
Wells Fargo & Co. ......................        4,500            250,594
                                                               1,409,905
                                                            --------------
BANKS - MONEY CENTER (0.5%)
Bank of America Corp. ..................        4,300            197,263
Chase Manhattan Corp. (The) ............        3,500            159,031
First Union Corp. ......................        1,300             36,156
J.P. Morgan & Co. ......................          500             82,750
                                                                 475,200
                                                            --------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ...............        2,400            109,200
Brown-Forman Corp. + ...................          200             13,300
Coors (Adolph) Co. .....................          200             16,063
                                                                 138,563
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.3%)
Coca-Cola Co. (The) ....................        4,000            243,750
                                                            --------------
BIOTECHNOLOGY (0.2%)
Amgen, Inc. + ..........................        1,700            108,694
Biogen, Inc. + .........................          300             18,019
Chiron Corp. + .........................          600             26,700
MedImmune, Inc. + ......................          700             33,381
                                                                 186,794
                                                            --------------
BROADCASTING - TV, RADIO & CABLE (0.1%)
Comcast Corp. - Class A Special + ......        2,400            100,200
                                                            --------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. .......          900             36,900
Du Pont (E.I.) de Nemours ..............        2,800            135,275
Eastman Chemical Co. ...................          300             14,625
Praxair, Inc. ..........................          300             13,312
Rohm & Haas Co. ........................          500             18,156
Union Carbide Corp. ....................          300             16,144
                                                                 234,412
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ........................          300              6,112
FMC Corp. + ............................          100              7,169
                                                                  13,281
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ...........................          300             12,956
International Flavors & Fragrances, Inc.          500             10,156
Sigma-Aldrich Corp. ....................          500             19,657
                                                                  42,769
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.6%)
ADC Telecommunications, Inc. + .........        2,800             50,750
Andrew Corp. + .........................          500             10,875
Comverse Technology, Inc. + ............          500             54,313
Corning, Inc. ..........................        2,500            132,031
Nortel Networks Corp. ..................        8,800            282,150
Scientific-Atlanta, Inc. ...............          900             29,306
Tellabs, Inc. + ........................          600             33,900
                                                                 593,325
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
COMPUTERS - HARDWARE (1.4%)
Compaq Computer Corp. ..................        5,500             82,775
Dell Computer Corp. + ..................        6,800            118,575
Gateway, Inc. + ........................        1,000             17,990
Hewlett-Packard Co. ....................        6,300            198,844
International Business Machines Corp. ..        5,600            476,000
NCR Corp. + ............................          400             19,650
Palm, Inc. + ...........................        1,586             44,903
Sun Microsystems, Inc. + ...............       12,800            356,800
                                                               1,315,537
                                                            --------------
COMPUTERS - NETWORKING (1.0%)
Avaya Inc. + ...........................          800              8,250
Cabletron Systems, Inc. + ..............          900             13,556
Cisco Systems, Inc. + ..................       22,400            856,800
Network Appliance, Inc. + ..............        1,300             83,505
                                                                 962,111
                                                            --------------
COMPUTERS - PERIPHERALS (0.6%)
EMC Corp. + ............................        8,600            571,900
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (2.0%)
Adobe Systems, Inc. ....................        1,200             69,825
America Online, Inc. + .................        3,300            114,840
Autodesk, Inc. .........................          300              8,081
BroadVision, Inc. + ....................          900             10,631
Computer Associates International, Inc.         1,000             19,500
Intuit Inc. + ..........................          700             27,606
Mercury Interactive Corp. + ............          400             36,100
Microsoft Corp. + ......................       16,600            720,025
Novell, Inc. + .........................        1,000              5,219
Oracle Corp. + .........................       19,700            572,531
PeopleSoft, Inc. + .....................          900             33,469
Siebel Systems, Inc. + .................        2,000            135,250
VERITAS Software Corp. + ...............        1,300            113,750
Yahoo! Inc. + ..........................          800             24,138
                                                               1,890,965
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................          200              9,575
                                                            --------------
CONSUMER - JEWELRY/NOVELTIES (0.0%)
American Greeting Corp. - Class A ......          200              1,888
                                                            --------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ............          600             39,488
Countrywide Credit Industries, Inc. ....          500             25,125
Household International, Inc. ..........        1,500             82,500
MBNA Corp. .............................        2,300             84,956
Providian Financial Corp. ..............          800             46,000
                                                                 278,069
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................          100              4,606
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ........................          300             10,069
Pactiv Corp. + .........................          800              9,900
Temple-Inland Inc. .....................          200             10,725
                                                                  30,694
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ..................          800             79,700
McKesson HBOC, Inc. ....................          500             17,945
SUPERVALU, Inc. ........................          600              8,325
Sysco Corp. ............................        3,000             90,000
                                                                 195,970
                                                            --------------
ELECTRIC COMPANIES (1.0%)
Allegheny Energy, Inc. .................          400             19,275
Ameren Corp. ...........................          500             23,156
American Electric Power Co., Inc. ......          940             43,710
Cinergy Corp. ..........................          700             24,588
CMS Energy Corp. .......................          400             12,675
Consolidated Edison, Inc. ..............          600             23,100
Constellation Energy Group .............          600             27,038
Dominion Resources, Inc. ...............          800             53,600
DTE Energy Co. .........................          500             19,469
Duke Energy Corp. ......................        1,600            136,400
Edison International Inc. ..............        1,500             23,438
Entergy Corp. ..........................        1,000             42,312
Exelon Corp. ...........................        1,225             86,007
FirstEnergy Corp. ......................        1,000             31,562
FPL Group, Inc. ........................          600             43,050
NiSource Inc. ..........................          700             21,525
PG&E Corp. .............................        1,300             26,000
Pinnacle West Capital Corp. ............          300             14,288
PPL Corp. ..............................          600             27,112
Progress Energy, Inc. ..................          700             34,431
Public Service Enterprise Group, Inc. ..          600             29,175
Reliant Energy Inc. ....................        1,300             56,306
Southern Co. ...........................        2,300             76,475
TXU Corp. ..............................          700             31,019
Xcel Energy, Inc. ......................        1,075             31,242
                                                                 956,953
                                                            --------------
ELECTRICAL EQUIPMENT (1.9%)
Cooper Industries, Inc. ................          500             22,969
Emerson Electric Co. ...................        1,400            110,337
General Electric Co. ...................       31,200          1,495,650
Molex, Inc. ............................          800             28,400
Power-One, Inc. + ......................          300             11,794
Rockwell International Corp. ...........          400             19,050
Sanmina Corp. + ........................          600             45,975
Symbol Technologies, Inc. ..............          500             18,000
                                                               1,752,175
                                                            --------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. ...........................        1,200             37,275
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. .............        1,400             76,650
PerkinElmer, Inc. ......................          300             31,500
Tektronix, Inc. ........................          400             13,475
                                                                 121,625
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (1.3%)
Advanced Micro Devices, Inc. + .........        1,000             13,813
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Altera Corp. + .........................        1,500             39,469
Analog Devices, Inc. + .................        1,700             87,019
Broadcom Corp. - Class A + .............          700             58,800
Intel Corp. ............................       21,200            637,325
JDS Uniphase Corp. + ...................        3,000            125,062
Linear Technology Corp. ................        1,100             50,875
LSI Logic Corp. + ......................        1,300             22,217
Maxim Integrated Products, Inc. + ......        1,000             47,812
Micron Technology, Inc. + ..............        1,500             53,250
QLogic Corp. + .........................          300             23,100
Vitesse Semiconductor Corp. + ..........          600             33,187
Xilinx, Inc. + .........................          600             27,675
                                                               1,219,604
                                                            --------------
ENTERTAINMENT (0.6%)
Time Warner, Inc. ......................        3,500            182,840
Viacom, Inc. - Class B + ...............        4,300            201,025
Walt Disney Co. (The) + ................        5,600            162,050
                                                                 545,915
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + ..............        2,600             99,287
KLA-Tencor Corp. + .....................          900             30,319
Novellus Systems, Inc. + ...............          400             14,375
                                                                 143,981
                                                            --------------
FINANCIAL - DIVERSIFIED (1.4%)
Ambac Financial Group, Inc. ............          400             23,325
American Express Co. ...................        3,500            192,281
CIT Group, Inc. (The) ..................          700             14,088
Citigroup Inc. .........................       13,319            680,101
Fannie Mae .............................        2,700            234,225
Freddie Mac ............................        2,300            158,412
Moody's Corp. ..........................          500             12,844
USA Education Inc. .....................          500             34,000
                                                               1,349,276
                                                            --------------
FOODS (0.8%)
Campbell Soup Co. ......................        1,400             48,475
ConAgra Foods, Inc. ....................        1,700             44,200
General Mills, Inc. ....................          800             35,650
Heinz (H.J.) Co. .......................        1,100             52,181
Hershey Foods Corp. ....................          500             32,188
Kellogg Co. ............................        1,500             39,375
PepsiCo, Inc. ..........................        3,900            193,294
Quaker Oats Co. ........................          400             38,950
Ralston Purina Group ...................        1,300             33,962
Sara Lee Corp. .........................        2,400             58,950
Unilever NV ............................        1,500             94,406
Wrigley (Wm.) Jr. Co. + ................          400             38,325
                                                                 709,956
                                                            --------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ...................          800             44,650
Reebok International Ltd. + ............          200              5,468
                                                                  50,118
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........          600             15,825
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................          400             15,700
Stanley Works (The) ....................          400             12,475
                                                                  28,175
                                                            --------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ...........................          800             34,000
Watson Pharmaceuticals, Inc. + .........          400             20,475
                                                                  54,475
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.5%)
Allergan, Inc. .........................          400             38,725
Eli Lilly & Co. ........................        3,000            279,187
Forest Laboratories, Inc. + ............          300             39,863
King Pharmaceuticals, Inc. + ...........          500             25,844
Merck & Co., Inc. ......................        6,100            571,112
Pfizer, Inc. ...........................       20,750            954,500
Pharmacia Corp. ........................        3,400            207,400
Schering-Plough Corp. ..................        3,900            221,325
                                                               2,337,956
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ...............        1,500             66,015
Tenet Healthcare Corp. + ...............          900             39,994
                                                                 106,009
                                                            --------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ................        1,500             92,063
Wellpoint Health Networks, Inc. + ......          300             34,575
                                                                 126,638
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Applera Corp-Applied Biosystem Group ...        1,000             94,062
Bard (C.R.) Inc. .......................          300             13,969
Baxter International, Inc. .............          800             70,650
Becton, Dickinson & Co. ................        1,100             38,088
Biomet, Inc. ...........................          600             23,813
Boston Scientific Corp. + ..............        1,500             20,531
Guidant Corp. + ........................        1,000             53,937
Medtronic, Inc. + ......................        3,200            193,200
St. Jude Medical, Inc. + ...............          300             18,431
Stryker Corp. ..........................          600             30,354
                                                                 557,035
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ....................        1,900             30,994
                                                            --------------
HEALTH CARE DIVERSIFIED (1.3%)
Abbott Laboratories ....................        5,000            242,188
American Home Products Corp. ...........        3,500            222,425
Bristol-Myers Squibb Co. ...............        5,200            384,475
Johnson & Johnson ......................        3,700            388,731
                                                               1,237,819
                                                            --------------
HOMEBUILDING (0.0%)
Centex Corp. ...........................          200              7,513
Kaufman & Broad Home Corp. .............          100              3,369
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
HOMEBUILDING (CONTINUED)
Pulte Corp. ............................          200              8,437
                                                                  19,319
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. ..................          800             15,150
Maytag Corp. ...........................          200              6,463
Whirlpool Corp. ........................          200              9,537
                                                                  31,150
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. .............................        1,000             35,500
Colgate-Palmolive Co. ..................        1,500             96,825
Kimberly-Clark Corp. ...................        1,500            106,035
Procter & Gamble Co. ...................        1,800            141,187
                                                                 379,547
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...................          300              9,000
Tupperware Corp. .......................          400              8,175
                                                                  17,175
                                                            --------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. ............................        1,100             79,406
American General Corp. .................          800             65,200
Jefferson-Pilot Corp. ..................          400             29,900
Lincoln National Corp. .................          900             42,581
MetLife, Inc. + ........................        2,400             84,000
Torchmark Corp. ........................          600             23,063
UnumProvident Corp. ....................          900             24,187
                                                                 348,337
                                                            --------------
INSURANCE - MULTI-LINE (0.8%)
American International Group, Inc. .....        6,100            601,231
CIGNA Corp. ............................          700             92,610
Hartford Financial Services Group, Inc.           800             56,500
Loews Corp. ............................          300             31,069
                                                                 781,410
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ...................        2,000             87,125
Chubb Corp. ............................          700             60,550
Cincinnati Financial Corp. .............          500             19,781
MBIA, Inc. .............................          500             37,062
MGIC Investment Corp. ..................          300             20,231
Progressive Corp. ......................          300             31,088
St. Paul Co., Inc. .....................          800             43,450
                                                                 299,287
                                                            --------------
INSURANCE BROKERS (0.1%)
Aon Corp. ..............................          700             23,975
Marsh & McLennan Co., Inc. .............          900            105,300
                                                                 129,275
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.1%)
Bear Stearns Co., Inc. (The) ...........          500             25,344
Merrill Lynch & Co., Inc. ..............        1,100             75,006
                                                                 100,350
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ...............          500             19,050
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
INVESTMENT MANAGEMENT (CONTINUED)
Price (T. Rowe) Associates, Inc. .......          600             25,359
Stilwell Financial, Inc. ...............          800             31,550
                                                                  75,959
                                                            --------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ........................          400              6,575
Harley-Davidson, Inc. ..................        1,100             43,725
Hasbro, Inc. ...........................          900              9,563
Mattel, Inc. ...........................        1,500             21,660
                                                                  81,523
                                                            --------------
LODGING - HOTELS (0.0%)
Hilton Hotels Corp. ....................        1,400             14,700
Marriott International, Inc. ...........          600             25,350
                                                                  40,050
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ......................        1,100             52,044
Deere & Co. ............................          800             36,650
Dover Corp. ............................          800             32,450
Ingersoll-Rand Co. .....................          600             25,125
Timken Co. .............................          300              4,537
                                                                 150,806
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.9%)
Crane Co. ..............................          200              5,688
Danaher Corp. ..........................          500             34,188
Eaton Corp. ............................          300             22,556
Honeywell International Inc. ...........        2,500            118,281
Illinois Tool Works, Inc. ..............          600             35,737
ITT Industries, Inc. ...................          500             19,375
Johnson Controls, Inc. .................          400             20,800
Minnesota Mining and Manufacturing Co.
 (3M)...................................        1,100            132,550
National Service Industries, Inc. ......          200              5,138
Parker-Hannifin Corp. ..................          400             17,650
PPG Industries Inc. ....................          400             18,525
Textron, Inc. ..........................          500             23,250
Thermo Electron Corp. + ................          600             17,850
Tyco International Ltd. ................        6,081            337,495
                                                                 809,083
                                                            --------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ...................          200             10,975
Briggs & Stratton Corp. ................          100              4,438
Millipore Corp. ........................          300             18,900
Pall Corp. .............................          600             12,787
United Technologies Corp. ..............        1,300            102,212
                                                                 149,312
                                                            --------------
METALS MINING (0.0%)
Phelps Dodge Corp. .....................          300             16,744
                                                            --------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. .....................          800             13,104
Inco Ltd. + ............................          600             10,056
Placer Dome, Inc. ......................        1,300             12,513
                                                                  35,673
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ....................          600             52,987
Dynegy Inc. ............................        1,500             84,094
El Paso Energy Corp. ...................          700             50,137
Enron Corp. ............................        2,400            199,500
KeySpan Energy Corp. ...................          400             16,950
NICOR, Inc. ............................          200              8,638
ONEOK, Inc. ............................          100              4,813
Peoples Energy Corp. ...................          100              4,475
Sempra Energy ..........................          700             16,275
Williams Co., Inc. (The) ...............        1,400             55,912
                                                                 493,781
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. .....................          500             16,563
                                                            --------------
OIL (0.4%)
Royal Dutch Petroleum Co. ..............        5,700            345,206
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. ......................        1,200             49,875
Nabors Industries, Inc. + ..............          500             29,575
Rowan Co., Inc. + ......................          300              8,100
Schlumberger, Ltd. .....................        1,500            119,906
Transocean Sedco Forex Inc. ............          900             41,400
                                                                 248,856
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. ...............          819             58,215
Apache Corp. ...........................          500             35,031
Burlington Resources, Inc. .............          500             25,250
Devon Energy Corp. .....................          600             36,582
EOG Resources, Inc. ....................          400             21,875
Kerr-McGee Corp. .......................          500             33,469
Unocal Corp. ...........................          800             30,950
                                                                 241,372
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .......................          400             14,356
Sunoco, Inc. ...........................          300             10,106
Tosco Corp. ............................          900             30,544
                                                                  55,006
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. .....................          400             29,225
Conoco Inc. - Class B ..................        1,700             49,194
Occidental Petroleum Corp. .............        1,300             31,525
Phillips Petroleum Co. .................        1,200             68,250
USX-Marathon Group .....................        1,300             36,075
                                                                 214,269
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. ..........................        1,700            143,544
Exxon Mobil Corp. ......................       11,500            999,781
Texaco, Inc. ...........................        1,500             93,187
                                                               1,236,512
                                                            --------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ....................          400             13,450
Georgia-Pacific Corp. ..................          400             12,450
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
PAPER & FOREST PRODUCTS (CONTINUED)
International Paper Co. ................          900             36,731
Louisiana-Pacific Corp. ................          600              6,075
Mead Corp. .............................          500             15,688
Potlatch Corp. .........................          100              3,356
Westvaco Corp. .........................          500             14,594
Weyerhaeuser Co. .......................          800             40,600
Willamette Industries, Inc. ............          400             18,775
                                                                 161,719
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ...........          200              8,563
Avon Products, Inc. ....................          600             28,725
Gillette Co. ...........................        1,700             61,412
                                                                  98,700
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ............................        1,500             83,063
Calpine Corp. + ........................          800             36,050
                                                                 119,113
                                                            --------------
PUBLISHING (0.1%)
Harcourt General, Inc. .................          200             11,440
McGraw-Hill Co., Inc. (The) ............          800             46,900
Meredith Corp. .........................          200              6,438
                                                                  64,778
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ..................          400             22,650
Gannett Co., Inc. ......................          700             44,144
Knight-Ridder, Inc. ....................          400             22,750
New York Times Co. .....................          600             24,037
Tribune Co. ............................          500             21,125
                                                                 134,706
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. .....        1,400             39,637
Norfolk Southern Corp. .................          600              7,988
Union Pacific Corp. ....................          900             45,675
                                                                  93,300
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,              700             24,675
 Inc....................................
                                                            --------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ...............          500             11,437
McDonald's Corp. .......................        3,400            115,600
Starbucks Corp. + ......................          600             26,550
Tricon Global Restaurants, Inc. + ......          500             16,500
Wendy's International, Inc. ............          600             15,750
                                                                 185,837
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. .......................        3,100            141,631
Sherwin-Williams Co. ...................          700             18,419
                                                                 160,050
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ...................        1,000             29,562
Circuit City Stores - Circuit City Group          900             10,350
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
RETAIL - COMPUTERS & ELECTRONICS (CONTINUED)
RadioShack Corp. .......................          300             12,844
                                                                  52,756
                                                            --------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ....          400             14,000
Kohl's Corp. + .........................          900             54,900
May Department Stores Co. ..............        1,100             36,025
Sears, Roebuck & Co. ...................        1,100             38,225
                                                                 143,150
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.4%)
Target Corp. ...........................        2,400             77,400
Wal-Mart Stores, Inc. ..................        6,300            334,687
                                                                 412,087
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .......................          700             19,950
Bed Bath & Beyond, Inc. + ..............          500             11,188
Tiffany & Co. ..........................          500             15,812
                                                                  46,950
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ......................        1,600             27,300
TJX Companies, Inc. ....................          900             24,975
                                                                  52,275
                                                            --------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ..............................        1,100             65,931
Longs Drug Stores Corp. ................          100              2,412
Walgreen Co. ...........................        2,700            112,894
                                                                 181,237
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ......................          600             15,900
Kroger Co. (The) + .....................        2,200             59,537
Safeway, Inc. + ........................        1,800            112,500
                                                                 187,937
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ............          945             27,287
Golden West Financial Corp. ............          500             33,750
Washington Mutual Financial Corp. ......        1,800             95,512
                                                                 156,549
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Omnicom Group, Inc. ....................          700             58,013
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ........................        2,500             24,063
Convergys Corp. + ......................          400             18,125
H&R Block, Inc. ........................          400             16,550
IMS Health, Inc. .......................          600             16,200
                                                                  74,938
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. ..........        1,700             98,175
Sapient Corp. + ........................          400              4,775
                                                                 102,950
                                                            --------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. ........        2,100            132,956
Ceridian Corp. + .......................          400              7,975
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
SERVICES - DATA PROCESSING (CONTINUED)
Equifax, Inc. ..........................          400             11,475
First Data Corp. .......................        1,500             79,031
Paychex, Inc. ..........................        1,300             63,213
                                                                 294,650
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ......          600             15,900
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ...........................          300              7,581
RR Donnelley & Sons Co. ................          600             16,200
                                                                  23,781
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ............          300              4,762
Nucor Corp. ............................          300             11,906
Worthington Industries .................          200              1,613
                                                                  18,281
                                                            --------------
TELEPHONE (1.3%)
BellSouth Corp. ........................        5,000            204,688
CenturyTel, Inc. .......................          200              7,150
Qwest Communications International Inc.
 +......................................        4,331            177,571
SBC Communications, Inc. ...............        9,500            453,625
Verizon Communications .................        7,602            381,050
                                                               1,224,084
                                                            --------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. .............................       10,700            185,244
Global Crossing Ltd. + .................        1,300             18,606
                                                                 203,850
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ....................          300             12,488
VF Corp. ...............................          500             18,120
                                                                  30,608
                                                            --------------
TOBACCO (0.4%)
Philip Morris Co. Inc. .................        7,400            325,600
UST, Inc. ..............................          300              8,419
                                                                 334,019
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................          300              4,988
                                                            --------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. ...............          300             11,381
PACCAR, Inc. ...........................          300             14,775
                                                                  26,156
                                                            --------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. .................        1,600             44,400
TOTAL COMMON STOCKS (COST $34,330,090)                        32,069,699
                                                            --------------
                                           PRINCIPAL
                                            AMOUNT
                                          -------------
LONG-TERM BONDS AND NOTES (64.9%)
U.S. Treasury Strip,Zero Coupon,05/15/05  $76,542,000         61,168,539
TOTAL LONG-TERM BONDS AND NOTES                               61,168,539
 (COST $58,547,265)
                                                            --------------
                                           PRINCIPAL        MARKET VALUE
                                            AMOUNT
                                          -------------     --------------
SHORT-TERM INVESTMENTS (1.2%)
Federal Home Loan Mortgage
 Corp.,5.43%,01/02/01...................  $ 1,055,000          1,055,000
U.S. Treasury Bill,6.11%,04/19/01 @ ....      100,000             98,338
TOTAL SHORT-TERM INVESTMENTS                                   1,153,338
 (COST $1,153,184)
                                                            --------------
TOTAL INVESTMENTS (COST $94,030,539)(A)                       94,391,576
OTHER ASSETS LESS LIABILITIES                                    (56,000  )
                                                            --------------
TOTAL NET ASSETS                                             $94,335,576
                                                            --------------


52 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    53

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES I (CONTINUED)

54 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    55

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES I (CONTINUED)

56 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    57

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES I (CONTINUED)

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$95,165,265. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $  4,741,067
Unrealized losses..............................           (5,514,756)
                                                 --------------------
 Net unrealized loss...........................          $  (773,689)
                                                 ====================


Information concerning open futures contracts at December 31, 2000 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       3        $1,001,250      Mar 01       $  (24,902)
                                     ===========                 =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at December 31, 2000.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

58 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES J


                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
COMMON STOCKS (33.8%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ............................         3,200            211,200
General Dynamics Corp. ................           800             62,400
Goodrich (B.F.) Co. ...................           200              7,275
Lockheed Martin Corp. .................         1,500             50,925
Northrop Grumman Corp. ................           200             16,600
                                                                 348,400
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ............         2,100             31,500
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + .........................           800             31,968
                                                            --------------
AIRLINES (0.1%)
AMR Corp. .............................           500             19,594
Delta Air Lines, Inc. .................           400             20,075
Southwest Airlines Co. ................         1,800             60,354
                                                                 100,023
                                                            --------------
ALUMINUM (0.1%)
Alcoa Inc. ............................         2,000             67,000
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ..............           100              1,063
Delphi Automotive Systems Corp. .......         1,800             20,250
Genuine Parts Co. .....................           500             13,094
Snap-On, Inc. .........................           300              8,362
TRW, Inc. .............................           500             19,375
Visteon Corp. .........................           600              6,900
                                                                  69,044
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. ........................         4,400            103,125
General Motors Corp. ..................         1,900             96,781
                                                                 199,906
                                                            --------------
BANKS - MAJOR REGIONAL (1.5%)
AmSouth Bancorporation ................         1,000             15,250
Bank of New York Co., Inc. ............         1,800             99,337
Bank One Corp. ........................         2,600             95,225
BB&T Corp. ............................         1,000             37,313
Comerica, Inc. ........................           400             23,750
Fifth Third Bancorp ...................         1,200             71,700
Firstar Corp. .........................         2,600             60,450
Fleet Boston Financial Corp. ..........         2,200             82,637
Huntington Bancshares Inc. ............           500              8,094
KeyCorp ...............................         1,200             33,600
Mellon Financial Corp. ................         1,300             63,944
National City Corp. ...................         1,400             40,250
Northern Trust Corp. ..................           600             48,937
PNC Financial Services Group ..........           800             58,450
Regions Financial Corp. ...............           100              2,731
SouthTrust Corp. ......................           300             12,206
State Street Corp. ....................           500             62,105
Summit Bancorp ........................           300             11,456
Suntrust Banks, Inc. ..................           900             56,700
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
BANKS - MAJOR REGIONAL (CONTINUED)
Synovus Financial Corp. ...............           900             24,244
U.S. Bancorp ..........................         1,700             49,619
Union Planters Corp. ..................           300             10,725
Wachovia Corp. ........................           500             29,063
Wells Fargo & Co. .....................         3,700            206,044
                                                               1,203,830
                                                            --------------
BANKS - MONEY CENTER (0.5%)
Bank of America Corp. .................         3,700            169,737
Chase Manhattan Corp. (The) ...........         3,000            136,313
First Union Corp. .....................         1,200             33,375
J.P. Morgan & Co. .....................           400             66,200
                                                                 405,625
                                                            --------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ..............         2,300            104,650
Brown-Forman Corp. ....................           200             13,300
Coors (Adolph) Co. ....................           200             16,063
                                                                 134,013
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Coca-Cola Co. (The) ...................         2,800            170,625
                                                            --------------
BIOTECHNOLOGY (0.2%)
Amgen, Inc. + .........................         1,300             83,119
Biogen, Inc. + ........................           200             12,013
Chiron Corp. + ........................           500             22,250
MedImmune, Inc. + .....................           600             28,612
                                                                 145,994
                                                            --------------
BROADCASTING - TV, RADIO & CABLE (0.1%)
Comcast Corp. - Class A Special + .....         2,200             91,850
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ......           700             28,700
Du Pont (E.I.) de Nemours .............         2,300            111,119
Eastman Chemical Co. ..................           200              9,750
Praxair, Inc. .........................           300             13,312
Rohm & Haas Co. .......................           300             10,894
Union Carbide Corp. ...................           200             10,762
                                                                 184,537
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .......................           800             16,300
FMC Corp. + ...........................           100              7,169
                                                                  23,469
                                                            --------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ..........................           500             21,594
Great Lakes Chemical Corp. ............           200              7,437
International Flavors & Fragrances,
 Inc...................................           400              8,125
Sigma-Aldrich Corp. ...................           400             15,725
                                                                  52,881
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.6%)
ADC Telecommunications, Inc. + ........         1,900             34,438
Andrew Corp. + ........................           500             10,875
Comverse Technology, Inc. + ...........           300             32,588
Corning, Inc. .........................         2,200            116,187
Nortel Networks Corp. .................         7,400            237,262
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc. ..............           700             22,794
Tellabs, Inc. + .......................           500             28,250
                                                                 482,394
                                                            --------------
COMPUTERS - HARDWARE (1.3%)
Compaq Computer Corp. .................         4,200             63,210
Dell Computer Corp. + .................         5,900            102,881
Gateway, Inc. + .......................           900             16,191
Hewlett-Packard Co. ...................         4,400            138,875
International Business Machines Corp. .         4,200            357,000
NCR Corp. + ...........................           400             19,650
Palm, Inc. + ..........................         1,300             36,806
Sun Microsystems, Inc. + ..............         9,600            267,600
                                                               1,002,213
                                                            --------------
COMPUTERS - NETWORKING (0.9%)
Avaya Inc. + ..........................           800              8,250
Cabletron Systems, Inc. + .............           900             13,556
Cisco Systems, Inc. + .................        17,200            657,900
Network Appliance, Inc. + .............         1,200             77,081
                                                                 756,787
                                                            --------------
COMPUTERS - PERIPHERALS (0.5%)
EMC Corp. + ...........................         6,500            432,250
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (1.8%)
Adobe Systems, Inc. ...................           700             40,731
America Online, Inc. + ................         2,800             97,440
Autodesk, Inc. ........................           300              8,081
BMC Software, Inc. + ..................           300              4,200
BroadVision, Inc. + ...................           700              8,269
Computer Associates International, Inc.           800             15,600
Intuit Inc. + .........................           600             23,663
Mercury Interactive Corp. + ...........           300             27,075
Microsoft Corp. + .....................        12,700            550,862
Oracle Corp. + ........................        15,500            450,469
PeopleSoft, Inc. + ....................           800             29,750
Siebel Systems, Inc. + ................         1,500            101,438
VERITAS Software Corp. + ..............         1,000             87,500
Yahoo! Inc. + .........................           700             21,120
                                                               1,466,198
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ..................           300             14,363
                                                            --------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ...........           600             39,487
Countrywide Credit Industries, Inc. ...           400             20,100
Household International, Inc. .........         1,200             66,000
MBNA Corp. ............................         2,100             77,569
Providian Financial Corp. .............           700             40,250
                                                                 243,406
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................           100              4,606
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................           300             10,069
Pactiv Corp. + ........................           800              9,900
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
CONTAINERS/PACKAGING - PAPER (CONTINUED)
Temple-Inland Inc. ....................           200             10,725
                                                                  30,694
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. .................           700             69,737
McKesson HBOC, Inc. ...................           400             14,356
SUPERVALU, Inc. .......................           500              6,938
Sysco Corp. ...........................         2,100             63,000
                                                                 154,031
                                                            --------------
ELECTRIC COMPANIES (1.1%)
Allegheny Energy, Inc. ................           300             14,456
Ameren Corp. ..........................           500             23,156
American Electric Power Co., Inc. .....           800             37,200
Cinergy Corp. .........................           400             14,050
CMS Energy Corp. ......................           400             12,675
Consolidated Edison, Inc. .............           700             26,950
Constellation Energy Group ............           500             22,531
Dominion Resources, Inc. ..............           600             40,200
DTE Energy Co. ........................           500             19,469
Duke Energy Corp. .....................         1,400            119,350
Edison International Inc. .............           900             14,062
Entergy Corp. .........................           800             33,850
Exelon Corp. ..........................         1,312             92,116
FirstEnergy Corp. .....................           800             25,250
FPL Group, Inc. .......................           700             50,225
Niagara Mohawk Holdings Inc. + ........           600             10,013
NiSource Inc. .........................           600             18,450
PG&E Corp. ............................         1,200             24,000
Pinnacle West Capital Corp. ...........           400             19,050
PPL Corp. .............................           500             22,594
Progress Energy, Inc. .................           300             14,756
Public Service Enterprise Group, Inc. .           700             34,037
Reliant Energy Inc. ...................         1,200             51,975
Southern Co. ..........................         1,700             56,525
TXU Corp. .............................           800             35,450
Xcel Energy, Inc. .....................         1,100             31,969
                                                                 864,359
                                                            --------------
ELECTRICAL EQUIPMENT (1.7%)
American Power Conversion Corp. + .....           600              7,425
Cooper Industries, Inc. ...............           400             18,375
Emerson Electric Co. ..................         1,100             86,694
General Electric Co. ..................        23,600          1,131,325
Molex, Inc. ...........................           700             24,850
Power-One, Inc. + .....................           300             11,794
Rockwell International Corp. ..........           300             14,287
Sanmina Corp. + .......................           500             38,312
Symbol Technologies, Inc. .............           400             14,400
                                                               1,347,462
                                                            --------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. ..........................           900             27,956
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ..........         1,200             65,700
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
ELECTRONICS - INSTRUMENTS (CONTINUED)
PerkinElmer, Inc. .....................           200             21,000
Tektronix, Inc. .......................           400             13,475
                                                                 100,175
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (1.2%)
Adaptec, Inc. + .......................           500              5,125
Advanced Micro Devices, Inc. + ........           900             12,431
Altera Corp. + ........................         1,000             26,312
Analog Devices, Inc. + ................         1,200             61,425
Broadcom Corp. - Class A + ............           800             67,200
Intel Corp. ...........................        16,000            481,000
JDS Uniphase Corp. + ..................         2,200             91,712
Linear Technology Corp. ...............         1,200             55,500
LSI Logic Corp. + .....................           800             13,672
Maxim Integrated Products, Inc. + .....           800             38,250
Micron Technology, Inc. + .............         1,500             53,250
National Semiconductor Corp. + ........           500             10,063
QLogic Corp. + ........................           200             15,400
Vitesse Semiconductor Corp. + .........           500             27,656
Xilinx, Inc. + ........................           500             23,063
                                                                 982,059
                                                            --------------
ENTERTAINMENT (0.6%)
Time Warner, Inc. .....................         3,000            156,720
Viacom, Inc. - Class B + ..............         3,600            168,300
Walt Disney Co. (The) .................         4,600            133,112
                                                                 458,132
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.1%)
Applied Materials, Inc. + .............         2,100             80,194
KLA-Tencor Corp. + ....................           300             10,106
Novellus Systems, Inc. + ..............           600             21,563
                                                                 111,863
                                                            --------------
FINANCIAL - DIVERSIFIED (1.4%)
Ambac Financial Group, Inc. ...........           200             11,663
American Express Co. ..................         3,100            170,306
CIT Group, Inc. (The) .................           900             18,112
Citigroup Inc. ........................        11,193            571,543
Fannie Mae ............................         2,300            199,525
Freddie Mac ...........................         1,700            117,087
Moody's Corp. .........................           500             12,844
USA Education Inc. ....................           400             27,200
                                                               1,128,280
                                                            --------------
FOODS (0.8%)
Campbell Soup Co. .....................         1,100             38,087
ConAgra Foods, Inc. ...................         1,400             36,400
General Mills, Inc. ...................           800             35,650
Heinz (H.J.) Co. ......................           900             42,694
Hershey Foods Corp. ...................           400             25,750
Kellogg Co. ...........................           700             18,375
PepsiCo, Inc. .........................         3,500            173,469
Quaker Oats Co. .......................           400             38,950
Ralston Purina Group ..................         1,000             26,125
Sara Lee Corp. ........................         1,900             46,669
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
FOODS (CONTINUED)
Unilever NV ...........................         1,400             88,112
Wrigley (Wm.) Jr. Co. .................           300             28,744
                                                                 599,025
                                                            --------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ..................           800             44,650
Reebok International Ltd. + ...........           200              5,468
                                                                  50,118
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........           200              5,275
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. ..................           300              5,119
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................           400             15,700
Stanley Works (The) ...................           300              9,356
                                                                  25,056
                                                            --------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ..........................           800             34,000
Watson Pharmaceuticals, Inc. + ........           400             20,475
                                                                  54,475
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.7%)
Allergan, Inc. ........................           400             38,725
Eli Lilly & Co. .......................         2,600            241,963
Forest Laboratories, Inc. + ...........           400             53,150
King Pharmaceuticals, Inc. + ..........           700             36,181
Merck & Co., Inc. .....................         6,400            599,200
Pfizer, Inc. ..........................        17,300            795,800
Pharmacia Corp. .......................         3,000            183,000
Schering-Plough Corp. .................         3,300            187,275
                                                               2,135,294
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ..............         1,300             57,213
Tenet Healthcare Corp. ................           800             35,550
                                                                  92,763
                                                            --------------
HEALTH CARE - MANAGED CARE (0.1%)
UnitedHealth Group Inc. ...............         1,300             79,788
Wellpoint Health Networks, Inc. + .....           300             34,575
                                                                 114,363
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.6%)
Applera Corp-Applied Biosystem Group ..           800             75,250
Bard (C.R.) Inc. ......................           300             13,969
Bausch & Lomb, Inc. ...................           200              8,087
Baxter International, Inc. ............           800             70,650
Becton, Dickinson & Co. ...............           400             13,850
Biomet, Inc. ..........................           600             23,812
Boston Scientific Corp. + .............           500              6,844
Guidant Corp. + .......................           900             48,544
Medtronic, Inc. .......................         2,800            169,050
St. Jude Medical, Inc. + ..............           300             18,431
Stryker Corp. .........................           500             25,295
                                                                 473,782
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................           900             14,681
                                                            --------------
HEALTH CARE DIVERSIFIED (1.3%)
Abbott Laboratories ...................         3,700            179,219
American Home Products Corp. ..........         3,000            190,650
Bristol-Myers Squibb Co. ..............         4,400            325,325
Johnson & Johnson .....................         3,100            325,693
                                                               1,020,887
                                                            --------------
HOMEBUILDING (0.0%)
Kaufman & Broad Home Corp. ............           100              3,369
Pulte Corp. ...........................           200              8,437
                                                                  11,806
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. .................           700             13,256
Maytag Corp. ..........................           200              6,463
Whirlpool Corp. .......................           300             14,306
                                                                  34,025
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ............................           800             28,400
Colgate-Palmolive Co. .................         1,500             96,825
Kimberly-Clark Corp. ..................         1,400             98,966
Procter & Gamble Co. ..................         1,600            125,500
                                                                 349,691
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ..................           400             12,000
Tupperware Corp. ......................           200              4,088
                                                                  16,088
                                                            --------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ...........................           900             64,969
American General Corp. ................           800             65,200
Jefferson-Pilot Corp. .................           300             22,425
Lincoln National Corp. ................           600             28,387
MetLife, Inc. + .......................         1,700             59,500
Torchmark Corp. .......................           500             19,219
UnumProvident Corp. ...................           600             16,125
                                                                 275,825
                                                            --------------
INSURANCE - MULTI-LINE (0.8%)
American International Group, Inc. ....         5,200            512,525
CIGNA Corp. ...........................           600             79,380
Hartford Financial Services Group, Inc.           700             49,437
Loews Corp. ...........................           300             31,069
                                                                 672,411
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ..................         2,100             91,481
Chubb Corp. ...........................           500             43,250
Cincinnati Financial Corp. ............           700             27,694
MBIA, Inc. ............................           200             14,825
MGIC Investment Corp. .................           400             26,975
Progressive Corp. .....................           200             20,725
St. Paul Co., Inc. ....................           700             38,019
                                                                 262,969
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
INSURANCE BROKERS (0.2%)
Aon Corp. .............................           800             27,400
Marsh & McLennan Co., Inc. ............           800             93,600
                                                                 121,000
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) ..........           400             20,275
Merrill Lynch & Co., Inc. .............         2,300            156,831
                                                                 177,106
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ..............           700             26,670
Price (T. Rowe) Associates, Inc. ......           400             16,906
Stilwell Financial, Inc. ..............           600             23,663
                                                                  67,239
                                                            --------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. .......................           300              4,931
Harley-Davidson, Inc. .................           800             31,800
Hasbro, Inc. ..........................           300              3,188
Mattel, Inc. ..........................         1,200             17,328
                                                                  57,247
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. ........................           800             24,650
Hilton Hotels Corp. ...................         1,000             10,500
Marriott International, Inc. ..........           700             29,575
                                                                  64,725
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. .....................         1,000             47,312
Deere & Co. ...........................           700             32,069
Dover Corp. ...........................           700             28,394
Ingersoll-Rand Co. ....................           500             20,938
Timken Co. ............................           200              3,025
                                                                 131,738
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.9%)
Crane Co. .............................           300              8,531
Danaher Corp. .........................           500             34,188
Eaton Corp. ...........................           300             22,556
Honeywell International Inc. ..........         1,800             85,162
Illinois Tool Works, Inc. .............           400             23,825
ITT Industries, Inc. ..................           400             15,500
Johnson Controls, Inc. ................           300             15,600
Minnesota Mining and Manufacturing Co.
 (3M)..................................         1,000            120,500
National Service Industries, Inc. .....           200              5,138
Parker-Hannifin Corp. .................           300             13,238
PPG Industries Inc. ...................           300             13,894
Textron, Inc. .........................           500             23,250
Thermo Electron Corp. + ...............           300              8,925
Tyco International Ltd. ...............         5,187            287,878
                                                                 678,185
                                                            --------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ..................           300             16,462
Briggs & Stratton Corp. ...............           100              4,438
Millipore Corp. .......................           100              6,300
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
MANUFACTURING - SPECIALIZED (CONTINUED)
Pall Corp. ............................           500             10,656
Sealed Air Corp. + ....................           100              3,050
United Technologies Corp. .............         1,200             94,350
                                                                 135,256
                                                            --------------
METALS MINING (0.0%)
Phelps Dodge Corp. ....................           100              5,581
                                                            --------------
MISCELLANEOUS METALS (0.0%)
Barrick Gold Corp. ....................           700             11,466
Inco Ltd. + ...........................           500              8,380
Placer Dome, Inc. .....................         1,500             14,438
                                                                  34,284
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ...................           500             44,156
Dynegy Inc. ...........................         1,100             61,669
El Paso Energy Corp. ..................           700             50,137
Enron Corp. ...........................         1,800            149,625
KeySpan Energy Corp. ..................           600             25,425
Kinder Morgan, Inc. ...................           300             15,656
NICOR, Inc. ...........................           200              8,638
ONEOK, Inc. ...........................           100              4,813
Peoples Energy Corp. ..................           100              4,475
Sempra Energy .........................           800             18,600
Williams Co., Inc. (The) ..............           600             23,962
                                                                 407,156
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ....................           400             13,250
                                                            --------------
OIL (0.4%)
Royal Dutch Petroleum Co. .............         4,900            296,756
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. .....................           800             33,250
Nabors Industries, Inc. + .............           400             23,660
Rowan Co., Inc. + .....................           500             13,500
Schlumberger, Ltd. ....................         1,300            103,919
Transocean Sedco Forex Inc. ...........           500             23,000
                                                                 197,329
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. ..............           700             49,756
Apache Corp. ..........................           400             28,025
Burlington Resources, Inc. ............           800             40,400
Devon Energy Corp. ....................           400             24,388
EOG Resources, Inc. ...................           300             16,406
Kerr-McGee Corp. ......................           300             20,081
Unocal Corp. ..........................           700             27,082
                                                                 206,138
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ......................           300             10,767
Sunoco, Inc. ..........................           500             16,844
Tosco Corp. ...........................           700             23,756
                                                                  51,367
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ....................           300             21,919
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
OIL - DOMESTIC INTEGRATED (CONTINUED)
Conoco Inc. - Class B .................         1,500             43,406
Occidental Petroleum Corp. ............         1,500             36,375
Phillips Petroleum Co. ................         1,000             56,875
USX-Marathon Group ....................         1,200             33,300
                                                                 191,875
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.4%)
Chevron Corp. .........................         2,000            168,875
Exxon Mobil Corp. .....................         9,600            834,600
Texaco, Inc. ..........................         1,300             80,762
                                                               1,084,237
                                                            --------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ...................           200              6,725
Georgia-Pacific Corp. .................           300              9,338
International Paper Co. ...............           700             28,569
Louisiana-Pacific Corp. ...............           500              5,063
Mead Corp. ............................           200              6,275
Potlatch Corp. ........................           100              3,356
Westvaco Corp. ........................           300              8,756
Weyerhaeuser Co. ......................           600             30,450
Willamette Industries, Inc. ...........           200              9,387
                                                                 107,919
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ..........           200              8,563
Avon Products, Inc. ...................           700             33,512
Gillette Co. ..........................         1,200             43,350
                                                                  85,425
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. .....................           800             31,500
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ...........................         1,200             66,450
Calpine Corp. + .......................           700             31,544
                                                                  97,994
                                                            --------------
PUBLISHING (0.1%)
Harcourt General, Inc. ................           300             17,160
McGraw-Hill Co., Inc. (The) ...........           600             35,175
Meredith Corp. ........................           200              6,438
                                                                  58,773
                                                            --------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. .................           400             22,650
Gannett Co., Inc. .....................           700             44,144
Knight-Ridder, Inc. ...................           300             17,062
New York Times Co. ....................           700             28,044
Tribune Co. ...........................           400             16,900
                                                                 128,800
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ....           900             25,482
Norfolk Southern Corp. ................           500              6,656
Union Pacific Corp. ...................           700             35,525
                                                                  67,663
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,              800             28,200
 Inc...................................
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ..............           500             11,438
McDonald's Corp. ......................         3,100            105,400
Starbucks Corp. + .....................           500             22,125
Tricon Global Restaurants, Inc. + .....           400             13,200
Wendy's International, Inc. ...........           500             13,125
                                                                 165,288
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. ......................         2,800            127,925
Lowe's Co., Inc. ......................           600             26,700
Sherwin-Williams Co. ..................           600             15,788
                                                                 170,413
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ..................           600             17,737
Circuit City Stores - Circuit City
 Group.................................           500              5,750
RadioShack Corp. ......................           300             12,844
                                                                  36,331
                                                            --------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ...           300             10,500
Kohl's Corp. + ........................           900             54,900
May Department Stores Co. .............           800             26,200
Nordstrom, Inc. .......................           300              5,456
Sears, Roebuck & Co. ..................         1,000             34,750
                                                                 131,806
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.4%)
Target Corp. ..........................         2,100             67,725
Wal-Mart Stores, Inc. .................         5,000            265,625
                                                                 333,350
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ......................           600             17,100
Bed Bath & Beyond, Inc. + .............           500             11,187
Office Depot, Inc. + ..................         1,000              7,125
Staples, Inc. + .......................           700              8,269
Tiffany & Co. .........................           400             12,650
                                                                  56,331
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. .....................         1,200             20,475
TJX Companies, Inc. ...................           800             22,200
                                                                  42,675
                                                            --------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. .............................         1,000             59,938
Longs Drug Stores Corp. ...............           100              2,413
Walgreen Co. ..........................         2,600            108,712
                                                                 171,063
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. .....................           500             13,250
Kroger Co. (The) + ....................         2,100             56,831
Safeway, Inc. + .......................         1,300             81,250
                                                                 151,331
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ...........           700             20,213
Golden West Financial Corp. ...........           600             40,500
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
SAVINGS & LOAN COMPANIES (CONTINUED)
Washington Mutual Financial Corp. .....         1,800             95,512
                                                                 156,225
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) ..           500             21,281
Omnicom Group, Inc. ...................           600             49,725
                                                                  71,006
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .......................         1,700             16,362
Convergys Corp. + .....................           500             22,656
H&R Block, Inc. .......................           300             12,413
IMS Health, Inc. ......................           500             13,500
                                                                  64,931
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Electronic Data Systems Corp. .........         1,200             69,300
Sapient Corp. + .......................           400              4,775
                                                                  74,075
                                                            --------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. .......         1,600            101,300
Ceridian Corp. + ......................           500              9,969
Equifax, Inc. .........................           200              5,737
First Data Corp. ......................         1,100             57,956
Paychex, Inc. .........................         1,000             48,625
                                                                 223,587
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + .....           500             13,250
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................           200              5,054
RR Donnelley & Sons Co. ...............           500             13,500
                                                                  18,554
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ...........           300              4,763
Nucor Corp. ...........................           300             11,906
USX-US Steel Group, Inc. ..............           400              7,200
                                                                  23,869
                                                            --------------
TELEPHONE (1.3%)
ALLTEL Corp. ..........................           400             24,975
BellSouth Corp. .......................         4,200            171,937
CenturyTel, Inc. ......................           200              7,150
Qwest Communications International Inc.
 +.....................................         3,700            151,700
SBC Communications, Inc. ..............         8,100            386,775
Verizon Communications ................         6,400            320,800
                                                               1,063,337
                                                            --------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ............................         9,100            157,543
Global Crossing Ltd. + ................         1,100             15,744
                                                                 173,287
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................           300             12,488
VF Corp. ..............................           400             14,496
                                                                  26,984
                                                            --------------
                                          NUMBER OF         MARKET VALUE
                                            SHARES
                                         --------------     --------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ................         6,600            290,400
UST, Inc. .............................           200              5,612
                                                                 296,012
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. ....................           300              4,988
                                                            --------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. ..............           200              7,588
PACCAR, Inc. ..........................           300             14,775
                                                                  22,363
                                                            --------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ................         1,700             47,175
TOTAL COMMON STOCKS                                           27,146,520
 (COST $29,372,661)
                                                            --------------
                                          PRINCIPAL
                                            AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (65.2%)
Fico Strip Prn13 Zero 09/05,
 Zero Coupon,09/26/05 .................  $  6,799,000          5,183,354
U.S. Treasury Strip,Zero
 Coupon,08/15/05.......................    59,884,000         47,240,691
TOTAL LONG-TERM BONDS AND NOTES                               52,424,045
 (COST $50,552,621)
                                                            --------------
SHORT-TERM INVESTMENTS (0.9%)
Federal Home Loan Mortgage
 Corp.,5.43%,01/02/01..................       631,000            631,000
U.S. Treasury Bill,6.11%,04/19/01 @ ...       100,000             98,338
TOTAL SHORT-TERM INVESTMENTS                                     729,338
 (COST $729,184)
                                                            --------------
TOTAL INVESTMENTS (COST $80,654,466)(A)                       80,299,903
OTHER ASSETS LESS LIABILITIES                                     40,704
                                                            --------------
TOTAL NET ASSETS                                             $80,340,607
                                                            --------------


    See Notes to Portfolio of Investments.                                    59

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES J (CONTINUED)

60 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    61

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES J (CONTINUED)

62 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    63

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES J (CONTINUED)

64 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$81,538,020. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $  3,292,887
Unrealized losses..............................           (4,531,004)
                                                 --------------------
 Net unrealized loss...........................          $(1,238,117)
                                                 ====================


Information concerning open futures contracts at December 31, 2000 is shown below:
                                       NOTIONAL
                           NO. OF       MARKET     EXPIRATION     UNREALIZED
                          CONTRACTS     VALUE         DATE        GAIN/(LOSS)
                         -----------  ----------  ------------  ---------------
    LONG CONTRACTS
-----------------------
S&P 500 Index Futures..       2        $667,500      Mar 01       $  (16,601)
                                      =========                 =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at December 31, 2000.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        65

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES K


                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
COMMON STOCKS (41.5%)
AEROSPACE/DEFENSE (0.6%)
Boeing Co. .............................        5,000            330,000
General Dynamics Corp. .................        1,100             85,800
Goodrich (B.F.) Co. ....................          400             14,550
Lockheed Martin Corp. ..................        2,400             81,480
Northrop Grumman Corp. .................          400             33,200
                                                                 545,030
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .............        2,000             30,000
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + ..........................        1,000             39,960
                                                            --------------
AIRLINES (0.2%)
AMR Corp. ..............................          900             35,269
Delta Air Lines, Inc. ..................          700             35,131
Southwest Airlines Co. .................        2,900             97,237
                                                                 167,637
                                                            --------------
ALUMINUM (0.1%)
Alcoa Inc. .............................        3,200            107,200
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ...............          100              1,063
Dana Corp. .............................          500              7,656
Delphi Automotive Systems Corp. ........        2,600             29,250
Genuine Parts Co. ......................          400             10,475
Snap-On, Inc. ..........................          300              8,362
TRW, Inc. ..............................          400             15,500
Visteon Corp. ..........................          600              6,900
                                                                  79,206
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. .........................        6,500            152,344
General Motors Corp. ...................        3,200            163,000
                                                                 315,344
                                                            --------------
BANKS - MAJOR REGIONAL (1.8%)
AmSouth Bancorporation .................        1,400             21,350
Bank of New York Co., Inc. .............        2,500            137,969
Bank One Corp. .........................        4,100            150,162
BB&T Corp. .............................        1,300             48,506
Comerica, Inc. .........................          600             35,625
Fifth Third Bancorp ....................        1,700            101,575
Firstar Corp. ..........................        3,200             74,400
Fleet Boston Financial Corp. ...........        3,200            120,200
Huntington Bancshares Inc. .............          900             14,569
KeyCorp ................................        1,300             36,400
Mellon Financial Corp. .................        1,700             83,619
National City Corp. ....................        2,000             57,500
Northern Trust Corp. ...................          800             65,250
Old Kent Financial Corp. ...............          500             21,875
PNC Financial Services Group ...........        1,000             73,062
Regions Financial Corp. ................          400             10,925
SouthTrust Corp. .......................          900             36,619
State Street Corp. .....................          700             86,947
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
BANKS - MAJOR REGIONAL (CONTINUED)
Summit Bancorp .........................          500             19,094
Suntrust Banks, Inc. ...................        1,200             75,600
Synovus Financial Corp. ................          900             24,244
U.S. Bancorp ...........................        2,400             70,050
Union Planters Corp. ...................          400             14,300
Wachovia Corp. .........................          600             34,875
Wells Fargo & Co. ......................        5,500            306,281
                                                               1,720,997
                                                            --------------
BANKS - MONEY CENTER (0.6%)
Bank of America Corp. ..................        5,800            266,075
Chase Manhattan Corp. (The) ............        4,500            204,469
First Union Corp. ......................        1,700             47,281
J.P. Morgan & Co. ......................          600             99,300
                                                                 617,125
                                                            --------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ...............        3,400            154,700
Brown-Forman Corp. .....................          200             13,300
Coors (Adolph) Co. .....................          200             16,062
                                                                 184,062
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.6%)
Coca-Cola Co. (The) ....................        8,600            524,062
Coca-Cola Enterprises Inc. .............          700             13,300
                                                                 537,362
                                                            --------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc. + ..........................        3,600            230,175
Biogen, Inc. + .........................          500             30,031
Chiron Corp. + .........................          600             26,700
MedImmune, Inc. + ......................        1,100             52,456
                                                                 339,362
                                                            --------------
BROADCASTING - TV, RADIO & CABLE (0.2%)
Clear Channel Communications, Inc. + ...        1,000             48,437
Comcast Corp. - Class A Special + ......        2,900            121,075
                                                                 169,512
                                                            --------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ............................        1,000             25,688
                                                            --------------
CHEMICALS (0.3%)
Air Products and Chemicals, Inc. .......          700             28,700
Du Pont (E.I.) de Nemours ..............        3,700            178,756
Eastman Chemical Co. ...................          400             19,500
Praxair, Inc. ..........................          500             22,188
Rohm & Haas Co. ........................          700             25,419
Union Carbide Corp. ....................          500             26,906
                                                                 301,469
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ........................          300              6,112
FMC Corp. + ............................          100              7,169
                                                                  13,281
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ...........................          400             17,275
International Flavors & Fragrances, Inc.          300              6,094
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
CHEMICALS - SPECIALITY (CONTINUED)
Sigma-Aldrich Corp. ....................          300             11,794
                                                                  35,163
                                                            --------------
COMMUNICATIONS EQUIPMENT (1.0%)
ADC Telecommunications, Inc. + .........        3,900             70,688
Andrew Corp. + .........................          300              6,525
Comverse Technology, Inc. + ............          500             54,313
Corning, Inc. ..........................        3,300            174,281
Nortel Networks Corp. ..................       10,900            349,481
QUALCOMM Inc. + ........................        2,600            213,687
Scientific-Atlanta, Inc. ...............          900             29,306
Tellabs, Inc. + ........................          700             39,550
                                                                 937,831
                                                            --------------
COMPUTERS - HARDWARE (1.4%)
Apple Computer, Inc. + .................        1,300             19,337
Compaq Computer Corp. ..................        6,000             90,300
Dell Computer Corp. + ..................        8,900            155,194
Gateway, Inc. + ........................        1,100             19,789
Hewlett-Packard Co. ....................        3,400            107,312
International Business Machines Corp. ..        6,200            527,000
NCR Corp. + ............................          300             14,738
Palm, Inc. + ...........................        1,900             53,794
Sun Microsystems, Inc. + ...............       14,700            409,762
                                                               1,397,226
                                                            --------------
COMPUTERS - NETWORKING (1.2%)
Avaya Inc. + ...........................        1,300             13,406
Cabletron Systems, Inc. + ..............          700             10,544
Cisco Systems, Inc. + ..................       25,500            975,375
Network Appliance, Inc. + ..............        1,800            115,622
                                                               1,114,947
                                                            --------------
COMPUTERS - PERIPHERALS (0.7%)
EMC Corp. + ............................       10,000            665,000
Lexmark International Group, Inc. + ....          200              8,862
                                                                 673,862
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (2.3%)
Adobe Systems, Inc. ....................        1,100             64,006
America Online, Inc. + .................        4,100            142,680
Autodesk, Inc. .........................          200              5,388
BMC Software, Inc. + ...................          800             11,200
BroadVision, Inc. + ....................        1,000             11,813
Citrix Systems, Inc. + .................          300              6,750
Computer Associates International, Inc.         2,000             39,000
Intuit Inc. + ..........................          700             27,606
Mercury Interactive Corp. + ............          400             36,100
Microsoft Corp. + ......................       18,900            819,787
Oracle Corp. + .........................       24,900            723,656
PeopleSoft, Inc. + .....................        1,200             44,625
Siebel Systems, Inc. + .................        2,400            162,300
VERITAS Software Corp. + ...............        1,500            131,250
Yahoo! Inc. + ..........................        1,000             30,172
                                                               2,256,333
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................          300             14,363
                                                            --------------
CONSUMER - JEWELRY/NOVELTIES (0.0%)
American Greeting Corp. - Class A ......          200              1,888
                                                            --------------
CONSUMER FINANCE (0.3%)
Capital One Financial Corp. ............          600             39,488
Countrywide Credit Industries, Inc. ....          300             15,075
Household International, Inc. ..........        2,000            110,000
MBNA Corp. .............................        3,000            110,812
Providian Financial Corp. ..............        1,000             57,500
                                                                 332,875
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................          100              4,606
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ........................          300             10,069
Pactiv Corp. + .........................          600              7,425
Temple-Inland Inc. .....................          300             16,087
                                                                  33,581
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ..................        1,000             99,625
McKesson HBOC, Inc. ....................        1,000             35,890
SUPERVALU, Inc. ........................          400              5,550
Sysco Corp. ............................        3,100             93,000
                                                                 234,065
                                                            --------------
ELECTRIC COMPANIES (1.1%)
Ameren Corp. ...........................          400             18,525
American Electric Power Co., Inc. ......        1,100             51,150
Cinergy Corp. ..........................          500             17,562
CMS Energy Corp. .......................          400             12,675
Consolidated Edison, Inc. ..............          700             26,950
Constellation Energy Group .............          400             18,025
Dominion Resources, Inc. ...............        1,000             67,000
DTE Energy Co. .........................          700             27,256
Duke Energy Corp. ......................        2,100            179,025
Edison International Inc. ..............        1,000             15,625
Entergy Corp. ..........................        1,100             46,544
Exelon Corp. ...........................        1,800            126,378
FirstEnergy Corp. ......................          800             25,250
FPL Group, Inc. ........................          900             64,575
PG&E Corp. .............................        1,800             36,000
Pinnacle West Capital Corp. ............          300             14,288
PPL Corp. ..............................          900             40,669
Progress Energy, Inc. ..................          500             24,594
Public Service Enterprise Group, Inc. ..        1,000             48,625
Reliant Energy Inc. ....................        1,400             60,637
Southern Co. ...........................        2,500             83,125
TXU Corp. ..............................        1,000             44,312
Xcel Energy, Inc. ......................        1,600             46,500
                                                               1,095,290
                                                            --------------
ELECTRICAL EQUIPMENT (2.0%)
American Power Conversion Corp. + ......          600              7,425
Cooper Industries, Inc. ................          300             13,781
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
ELECTRICAL EQUIPMENT (CONTINUED)
Emerson Electric Co. ...................        1,500            118,219
General Electric Co. ...................       35,300          1,692,193
Molex, Inc. ............................          400             14,200
Power-One, Inc. + ......................          300             11,794
Rockwell International Corp. ...........          600             28,575
Sanmina Corp. + ........................          600             45,975
Symbol Technologies, Inc. ..............          500             18,000
                                                               1,950,162
                                                            --------------
ELECTRONICS - DEFENSE (0.0%)
Raytheon Co. ...........................          800             24,850
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ...........        1,600             87,600
PerkinElmer, Inc. ......................          300             31,500
Tektronix, Inc. ........................          300             10,106
                                                                 129,206
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (1.8%)
Adaptec, Inc. + ........................          600              6,150
Advanced Micro Devices, Inc. + .........        1,800             24,863
Altera Corp. + .........................        1,500             39,469
Analog Devices, Inc. + .................        1,900             97,256
Broadcom Corp. - Class A + .............          800             67,200
Conexant Systems, Inc. + ...............          300              4,613
Intel Corp. ............................       23,600            709,475
JDS Uniphase Corp. + ...................        3,200            133,400
Linear Technology Corp. ................        1,600             74,000
LSI Logic Corp. + ......................        1,000             17,090
Maxim Integrated Products, Inc. + ......        1,500             71,719
Micron Technology, Inc. + ..............        1,700             60,350
National Semiconductor Corp. + .........        1,000             20,125
QLogic Corp. + .........................          300             23,100
Texas Instruments, Inc. ................        6,000            284,250
Vitesse Semiconductor Corp. + ..........          600             33,187
Xilinx, Inc. + .........................          700             32,287
                                                               1,698,534
                                                            --------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ............................          300              9,919
                                                            --------------
ENTERTAINMENT (0.7%)
Time Warner, Inc. ......................        4,600            240,304
Viacom, Inc. - Class B + ...............        5,200            243,100
Walt Disney Co. (The) ..................        7,400            214,137
                                                                 697,541
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.2%)
Applied Materials, Inc. + ..............        2,700            103,107
KLA-Tencor Corp. + .....................          400             13,475
Novellus Systems, Inc. + ...............          700             25,156
                                                                 141,738
                                                            --------------
FINANCIAL - DIVERSIFIED (1.8%)
American Express Co. ...................        4,700            258,206
CIT Group, Inc. (The) ..................          900             18,113
Citigroup Inc. .........................       17,400            888,487
Fannie Mae .............................        3,600            312,300
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
FINANCIAL - DIVERSIFIED (CONTINUED)
Freddie Mac ............................        2,400            165,300
Moody's Corp. ..........................          500             12,844
USA Education Inc. .....................          500             34,000
                                                               1,689,250
                                                            --------------
FOODS (0.8%)
Campbell Soup Co. ......................        1,500             51,937
ConAgra Foods, Inc. ....................        1,600             41,600
General Mills, Inc. ....................        1,000             44,562
Heinz (H.J.) Co. .......................        1,200             56,925
Hershey Foods Corp. ....................          300             19,313
Kellogg Co. ............................        1,300             34,125
PepsiCo, Inc. ..........................        5,100            252,769
Quaker Oats Co. ........................          400             38,950
Ralston Purina Group ...................        1,000             26,125
Sara Lee Corp. .........................        2,900             71,231
Unilever NV ............................        2,000            125,875
Wrigley (Wm.) Jr. Co. ..................          300             28,744
                                                                 792,156
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ...................          600             33,488
Reebok International Ltd. + ............          200              5,468
                                                                  38,956
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........          400             10,550
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................          300             11,775
Stanley Works (The) ....................          300              9,356
                                                                  21,131
                                                            --------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ...........................        1,000             42,500
Watson Pharmaceuticals, Inc. + .........          300             15,356
                                                                  57,856
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (3.2%)
Allergan, Inc. .........................          600             58,088
Eli Lilly & Co. ........................        4,000            372,250
Forest Laboratories, Inc. + ............          500             66,437
King Pharmaceuticals, Inc. + ...........          900             46,519
Merck & Co., Inc. ......................        7,800            730,275
Pfizer, Inc. ...........................       26,600          1,223,600
Pharmacia Corp. ........................        4,600            280,600
Schering-Plough Corp. ..................        5,200            295,100
                                                               3,072,869
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ...............        1,800             79,218
Tenet Healthcare Corp. .................        1,100             48,881
                                                                 128,099
                                                            --------------
HEALTH CARE - MANAGED CARE (0.2%)
Humana, Inc. + .........................          800             12,200
UnitedHealth Group Inc. ................        1,900            116,613
Wellpoint Health Networks, Inc. + ......          300             34,575
                                                                 163,388
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.7%)
Applera Corp-Applied Biosystem Group ...        1,200            112,875
Bard (C.R.) Inc. .......................          300             13,969
Bausch & Lomb, Inc. ....................          300             12,131
Baxter International, Inc. .............        1,100             97,144
Becton, Dickinson & Co. ................          900             31,162
Biomet, Inc. ...........................          500             19,844
Boston Scientific Corp. + ..............        1,400             19,163
Guidant Corp. + ........................        1,000             53,937
Medtronic, Inc. ........................        4,200            253,575
St. Jude Medical, Inc. + ...............          300             18,431
Stryker Corp. ..........................          900             45,531
                                                                 677,762
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ....................        2,200             35,888
                                                            --------------
HEALTH CARE DIVERSIFIED (1.6%)
Abbott Laboratories ....................        5,500            266,406
American Home Products Corp. ...........        4,700            298,685
Bristol-Myers Squibb Co. ...............        6,900            510,169
Johnson & Johnson ......................        4,900            514,806
                                                               1,590,066
                                                            --------------
HOMEBUILDING (0.0%)
Centex Corp. ...........................          300             11,269
Kaufman & Broad Home Corp. .............          100              3,369
Pulte Corp. ............................          200              8,437
                                                                  23,075
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. ..................          600             11,362
Maytag Corp. ...........................          200              6,463
Whirlpool Corp. ........................          400             19,075
                                                                  36,900
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.5%)
Clorox Co. .............................          800             28,400
Colgate-Palmolive Co. ..................        2,100            135,555
Kimberly-Clark Corp. ...................        1,900            134,311
Procter & Gamble Co. ...................        2,300            180,406
                                                                 478,672
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...................          500             15,000
Tupperware Corp. .......................          300              6,131
                                                                  21,131
                                                            --------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. ............................        1,500            108,281
American General Corp. .................          900             73,350
Jefferson-Pilot Corp. ..................          500             37,375
Lincoln National Corp. .................        1,100             52,044
MetLife, Inc. + ........................        2,700             94,500
Torchmark Corp. ........................          400             15,375
UnumProvident Corp. ....................          900             24,187
                                                                 405,112
                                                            --------------
INSURANCE - MULTI-LINE (1.1%)
American International Group, Inc. .....        8,200            808,212
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
INSURANCE - MULTI-LINE (CONTINUED)
CIGNA Corp. ............................          800            105,840
Hartford Financial Services Group, Inc.         1,200             84,750
Loews Corp. ............................          400             41,425
                                                               1,040,227
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.4%)
Allstate Corp. (The) ...................        2,400            104,550
Chubb Corp. ............................          800             69,200
Cincinnati Financial Corp. .............          600             23,738
MBIA, Inc. .............................          400             29,650
MGIC Investment Corp. ..................          400             26,975
Progressive Corp. ......................          300             31,087
St. Paul Co., Inc. .....................          900             48,881
                                                                 334,081
                                                            --------------
INSURANCE BROKERS (0.2%)
Aon Corp. ..............................          900             30,825
Marsh & McLennan Co., Inc. .............        1,000            117,000
                                                                 147,825
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Charles Schwab Corp. ...................        2,400             68,100
Merrill Lynch & Co., Inc. ..............        1,400             95,463
                                                                 163,563
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ...............          800             30,480
Price (T. Rowe) Associates, Inc. .......          400             16,906
Stilwell Financial, Inc. ...............          700             27,607
                                                                  74,993
                                                            --------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ........................          300              4,931
Harley-Davidson, Inc. ..................        1,400             55,650
Hasbro, Inc. ...........................          700              7,438
Mattel, Inc. ...........................        1,600             23,104
                                                                  91,123
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. .........................        1,200             36,975
Hilton Hotels Corp. ....................        1,100             11,550
Marriott International, Inc. ...........          900             38,025
                                                                  86,550
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ......................        1,200             56,775
Deere & Co. ............................          900             41,231
Dover Corp. ............................          900             36,506
Ingersoll-Rand Co. .....................          700             29,313
Timken Co. .............................          300              4,538
                                                                 168,363
                                                            --------------
MANUFACTURING - DIVERSIFIED (1.0%)
Crane Co. ..............................          200              5,688
Danaher Corp. ..........................          500             34,187
Eaton Corp. ............................          300             22,556
Honeywell International Inc. ...........        2,900            137,206
Illinois Tool Works, Inc. ..............          500             29,781
ITT Industries, Inc. ...................          300             11,625
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
MANUFACTURING - DIVERSIFIED (CONTINUED)
Johnson Controls, Inc. .................          300             15,600
Minnesota Mining and Manufacturing Co.
 (3M)...................................        1,400            168,700
National Service Industries, Inc. ......          200              5,138
Parker-Hannifin Corp. ..................          500             22,063
PPG Industries Inc. ....................          800             37,050
Textron, Inc. ..........................          500             23,250
Thermo Electron Corp. + ................          600             17,850
Tyco International Ltd. ................        7,800            432,900
                                                                 963,594
                                                            --------------
MANUFACTURING - SPECIALIZED (0.2%)
Avery Dennison Corp. ...................          400             21,950
Briggs & Stratton Corp. ................          100              4,438
Millipore Corp. ........................          300             18,900
Pall Corp. .............................          400              8,525
Sealed Air Corp. + .....................          300              9,150
United Technologies Corp. ..............        1,700            133,662
                                                                 196,625
                                                            --------------
MISCELLANEOUS METALS (0.1%)
Barrick Gold Corp. .....................        1,500             24,570
Inco Ltd. + ............................        1,100             18,436
Placer Dome, Inc. ......................        1,000              9,625
                                                                  52,631
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.5%)
Coastal Corp. (The) ....................          800             70,650
Dynegy Inc. ............................        1,400             78,487
El Paso Energy Corp. ...................          800             57,300
Enron Corp. ............................        2,500            207,812
KeySpan Energy Corp. ...................          400             16,950
NICOR, Inc. ............................          200              8,638
ONEOK, Inc. ............................          100              4,813
Peoples Energy Corp. ...................          100              4,475
Sempra Energy ..........................          900             20,925
Williams Co., Inc. (The) ...............          800             31,950
                                                                 502,000
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. .....................          900             29,813
                                                            --------------
OIL (0.5%)
Royal Dutch Petroleum Co. ..............        7,600            460,275
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.4%)
Baker Hughes Inc. ......................        1,100             45,719
Halliburton Co. ........................        1,600             58,000
Nabors Industries, Inc. + ..............          600             35,490
Rowan Co., Inc. + ......................          500             13,500
Schlumberger, Ltd. .....................        2,000            159,875
Transocean Sedco Forex Inc. ............          700             32,200
                                                                 344,784
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.3%)
Anadarko Petroleum Corp. ...............        1,100             78,188
Apache Corp. ...........................          700             49,043
Burlington Resources, Inc. .............          800             40,400
Devon Energy Corp. .....................          300             18,291
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
OIL & GAS - EXPLORATION/PRODUCTION (CONTINUED)
EOG Resources, Inc. ....................          500             27,344
Kerr-McGee Corp. .......................          500             33,469
Unocal Corp. ...........................          800             30,950
                                                                 277,685
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .......................          300             10,767
Sunoco, Inc. ...........................          500             16,844
Tosco Corp. ............................          700             23,756
                                                                  51,367
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. .....................          500             36,531
Conoco Inc. - Class B ..................        2,400             69,450
Occidental Petroleum Corp. .............        2,000             48,500
Phillips Petroleum Co. .................        1,400             79,625
USX-Marathon Group .....................        1,800             49,950
                                                                 284,056
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.6%)
Chevron Corp. ..........................        2,300            194,206
Exxon Mobil Corp. ......................       14,700          1,277,981
Texaco, Inc. ...........................        1,900            118,038
                                                               1,590,225
                                                            --------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ....................          300             10,088
Georgia-Pacific Corp. ..................          500             15,562
International Paper Co. ................        1,000             40,812
Mead Corp. .............................          300              9,413
Potlatch Corp. .........................          100              3,356
Westvaco Corp. .........................          300              8,756
Weyerhaeuser Co. .......................        1,000             50,750
Willamette Industries, Inc. ............          500             23,469
                                                                 162,206
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ...........          200              8,563
Avon Products, Inc. ....................          800             38,300
Gillette Co. ...........................        2,300             83,087
                                                                 129,950
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ......................        1,000             39,375
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.1%)
AES Corp. + ............................        1,500             83,062
Calpine Corp. + ........................        1,000             45,063
                                                                 128,125
                                                            --------------
PUBLISHING (0.1%)
Harcourt General, Inc. .................          200             11,440
McGraw-Hill Co., Inc. (The) ............          700             41,037
Meredith Corp. .........................          200              6,438
                                                                  58,915
                                                            --------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ..................          300             16,988
Gannett Co., Inc. ......................        1,000             63,062
Knight-Ridder, Inc. ....................          300             17,063
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
PUBLISHING - NEWSPAPERS (CONTINUED)
New York Times Co. .....................          800             32,050
Tribune Co. ............................          500             21,125
                                                                 150,288
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. .....        1,600             45,300
CSX Corp. ..............................          400             10,375
Norfolk Southern Corp. .................        1,100             14,644
Union Pacific Corp. ....................          900             45,675
                                                                 115,994
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,            1,100             38,775
 Inc....................................
                                                            --------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ...............          900             20,587
McDonald's Corp. .......................        4,700            159,800
Starbucks Corp. + ......................          600             26,550
Tricon Global Restaurants, Inc. + ......          500             16,500
Wendy's International, Inc. ............          400             10,500
                                                                 233,937
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. .......................        4,900            223,869
Sherwin-Williams Co. ...................          500             13,156
                                                                 237,025
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ...................        1,000             29,563
RadioShack Corp. .......................          900             38,531
                                                                  68,094
                                                            --------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ....        1,000             35,000
Kohl's Corp. + .........................        1,200             73,200
May Department Stores Co. ..............        1,000             32,750
Sears, Roebuck & Co. ...................        1,700             59,075
                                                                 200,025
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.6%)
Kmart Corp. + ..........................        1,700              9,031
Target Corp. ...........................        3,200            103,200
Wal-Mart Stores, Inc. ..................        7,900            419,688
                                                                 531,919
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .......................          500             14,250
Bed Bath & Beyond, Inc. + ..............        1,000             22,375
Tiffany & Co. ..........................          800             25,300
Toys "R" Us, Inc. + ....................          700             11,681
                                                                  73,606
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
The Limited, Inc. ......................        1,300             22,181
TJX Companies, Inc. ....................        1,000             27,750
                                                                  49,931
                                                            --------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. ..............................        1,400             83,912
Longs Drug Stores Corp. ................          100              2,413
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
RETAIL STORES - DRUG STORE (CONTINUED)
Walgreen Co. ...........................        3,500            146,344
                                                                 232,669
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ......................          700             18,550
Kroger Co. (The) + .....................        2,600             70,362
Safeway, Inc. + ........................        2,000            125,000
                                                                 213,912
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ............          700             20,213
Golden West Financial Corp. ............          800             54,000
Washington Mutual Financial Corp. ......        2,500            132,656
                                                                 206,869
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co., Inc. (The) ...        1,000             42,563
Omnicom Group, Inc. ....................          700             58,012
                                                                 100,575
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ........................        2,400             23,100
Convergys Corp. + ......................          400             18,125
H&R Block, Inc. ........................          300             12,413
IMS Health, Inc. .......................        1,000             27,000
                                                                  80,638
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ..............          500             30,062
Electronic Data Systems Corp. ..........        1,500             86,625
Sapient Corp. + ........................          600              7,163
                                                                 123,850
                                                            --------------
SERVICES - DATA PROCESSING (0.4%)
Automatic Data Processing, Inc. ........        2,300            145,618
Ceridian Corp. + .......................          500              9,969
Equifax, Inc. ..........................          500             14,344
First Data Corp. .......................        1,700             89,569
Paychex, Inc. ..........................        1,600             77,800
                                                                 337,300
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ......          600             15,900
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ...........................          200              5,054
RR Donnelley & Sons Co. ................          400             10,800
                                                                  15,854
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ............          300              4,762
Nucor Corp. ............................          500             19,844
USX-US Steel Group, Inc. ...............          500              9,000
Worthington Industries .................          200              1,613
                                                                  35,219
                                                            --------------
TELEPHONE (1.7%)
ALLTEL Corp. ...........................          700             43,706
BellSouth Corp. ........................        6,600            270,188
CenturyTel, Inc. .......................          500             17,875
Qwest Communications International Inc.
 +......................................        5,600            229,600
                                           NUMBER OF        MARKET VALUE
                                            SHARES
                                          -------------     --------------
TELEPHONE (CONTINUED)
SBC Communications, Inc. ...............       12,000            573,000
Verizon Communications .................        9,600            481,200
                                                               1,615,569
                                                            --------------
TELEPHONE LONG DISTANCE (0.3%)
AT&T Corp. .............................       13,500            233,718
Global Crossing Ltd. + .................        1,500             21,469
                                                                 255,187
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ....................          300             12,488
VF Corp. ...............................          400             14,496
                                                                  26,984
                                                            --------------
TOBACCO (0.5%)
Philip Morris Co. Inc. .................        9,500            418,000
UST, Inc. ..............................          500             14,031
                                                                 432,031
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................          300              4,988
                                                            --------------
TRUCKS & PARTS (0.0%)
Cummins Engine Co., Inc. ...............          300             11,382
Navistar International Corp. + .........          300              7,856
PACCAR, Inc. ...........................          400             19,700
                                                                  38,938
                                                            --------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + ........        1,000             14,563
Waste Management, Inc. .................        1,900             52,725
                                                                  67,288
                                                            --------------
TOTAL COMMON STOCKS (COST $40,917,778)                        40,101,792
                                                            --------------
                                           PRINCIPAL
                                            AMOUNT
                                          -------------
LONG-TERM BONDS AND NOTES (58.3%)
U.S. Treasury Strip,Zero Coupon,11/15/05  $72,240,000         56,374,651
TOTAL LONG-TERM BONDS AND NOTES                               56,374,651
 (COST $56,163,381)
                                                            --------------
TOTAL INVESTMENTS (COST $97,081,159)(A)                       96,476,443
OTHER ASSETS LESS LIABILITIES                                    131,486
                                                            --------------
TOTAL NET ASSETS                                             $96,607,929
                                                            --------------


66 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    67

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES K (CONTINUED)

68 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    69

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES K (CONTINUED)

70 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    71

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES K (CONTINUED)










NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$97,134,544. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains...............................          $  1,500,312
Unrealized losses..............................           (2,158,413)
                                                 --------------------
 Net unrealized loss...........................          $  (658,101)
                                                 ====================


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

72 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
SERIES L


                                            PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                            ------------     -------------
SHORT-TERM INVESTMENTS (95.0%)
Federal Farm Credit Bank,6.11%,03/13/01 ..  $ 150,000            148,218
Federal Farm Credit Bank,6.25%,02/23/01 ..    100,000             99,097
Federal Home Loan Bank,6.13%,03/16/01 ....    200,000            197,514
Federal Home Loan Bank,6.44%,02/09/01 ....    100,000             99,320
Federal Home Loan Mortgage Corp.,
 6.19%,03/15/01 ..........................    100,000             98,750
Federal National Mortgage
 Assoc.,6.12%,03/08/01....................    200,000            197,790
Federal National Mortgage Assoc.,
 6.19%,03/15/01 ..........................    100,000             98,750
U.S. Treasury Bill,5.84%,03/15/01 ........    105,000            103,818
U.S. Treasury Bill,5.49%,03/15/01 ........    100,000             98,874
TOTAL SHORT-TERM INVESTMENTS                                   1,142,131
 (COST $1,142,139)
                                                             -------------
TOTAL INVESTMENTS (COST $1,142,139)(A)                         1,142,131
OTHER ASSETS LESS LIABILITIES                                     60,409
                                                             -------------
TOTAL NET ASSETS                                              $1,202,540
                                                             -------------


NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$1,142,139. Unrealized gains and losses, based on identified tax cost at
December 31, 2000, are as follows:
Unrealized gains..................................           $  44
Unrealized losses.................................            (52)
                                                    --------------
 Net unrealized loss..............................           $ (8)
                                                    ==============



Category percentages are based on net assets.


    See Notes to Financial Statements.                                        73

AETNA GET FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000



ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
Prepaid expenses ......................................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Investments purchased ................................................
 Fund shares redeemed .................................................
 Variation margin .....................................................
Accrued investment advisory fees ......................................
Accrued administrative service fees ...................................
Accrued custody fees ..................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid in capital........................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized gain (loss) on investments ...................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES:
Par Value .............................................................
Outstanding ...........................................................
Net asset value, offering and redemption price per share (net assets divided by shares outstanding) .......................................



74 See Notes to Financial Statements.

        SERIES C         SERIES D         SERIES E         SERIES G          SERIES H
     ---------------  ---------------  ---------------  ---------------  -----------------

      $164,653,265     $582,472,850     $496,525,114     $228,489,293      $173,371,162
               806            1,604            1,754           54,943               705

           147,824        2,255,182          175,261           74,669            62,838
         1,795,365        2,457,260        2,499,353          227,146                --
             1,606            4,763            4,570            2,088               724
      ------------     ------------    -------------     ------------      ------------
       166,598,866      587,191,659      499,206,052      228,848,139       173,435,429
      ------------     ------------    -------------     ------------      ------------


         2,243,444       77,374,949        7,456,791               --                --
             3,231          173,381           90,723           10,391            30,105
                --               --          250,250               --            22,750
            85,697          264,852          255,838          118,677            89,942
            10,712           33,106           31,980           14,835            11,243
             4,334            7,059            7,309            6,488             6,960
             6,616            8,117            8,492            4,925             3,874
      ------------     ------------    -------------     ------------      ------------
         2,354,034       77,861,464        8,101,383          155,316           164,874
      ------------     ------------    -------------     ------------      ------------
      $164,244,832     $509,330,195     $491,104,669     $228,692,823      $173,270,555
      ============     ============    =============     ============      ============


      $152,790,114     $521,152,950      500,299,822     $234,830,284      $174,746,026
         5,051,511       (6,283,101)      (2,197,406)       2,783,606         1,623,632
           105,581        2,229,960        1,704,781          840,673           498,178
         6,297,626       (7,769,614)      (8,702,528)      (9,761,740)       (3,597,281)
      ------------     ------------    -------------     ------------      ------------
      $164,244,832     $509,330,195     $491,104,669     $228,692,823      $173,270,555
      ============     ============    =============     ============      ============

      $159,601,754     $588,755,951     $498,544,935     $225,705,687      $171,706,027

      $      0.001     $      0.001     $      0.001     $      0.001      $      0.001
        17,854,687       52,544,266       49,861,935       23,318,908        17,296,436
      $       9.20     $       9.69     $       9.85     $       9.81      $      10.02



    See Notes to Financial Statements.                                        75

AETNA GET FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2000



ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Management fee........................................................
Prepaid expenses ......................................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Fund shares redeemed .................................................
 Variation margin .....................................................
Accrued investment advisory fees ......................................
Accrued administrative service fees ...................................
Accrued custody fees ..................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid in capital........................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES:
Par Value .............................................................
Outstanding ...........................................................
Net asset value, offering and redemption price per share (net assets divided by shares outstanding) .......................................



76 See Notes to Financial Statements.

      SERIES I               SERIES J               SERIES K                SERIES L
---------------------  ---------------------  ---------------------  -----------------------

    $94,391,576            $80,299,903            $96,476,443              $1,142,131
            749                    418                 67,343                  60,594

         33,296                 27,957                 14,238                      --
             --                 84,829                175,908                      --
             --                     --                  2,730                  11,675
            854                    621                     --                      --
    -----------            -----------            -----------              ----------
     94,426,475             80,413,728             96,736,662               1,214,400
    -----------            -----------            -----------              ----------


         11,902                  8,807                 85,082                      24
         13,650                  9,100                     --                      --
         48,947                 43,305                 30,942                     102
          6,168                  5,256                  4,015                      31
          6,273                  3,025                  3,000                   1,000
          3,959                  3,628                  5,694                  10,703
    -----------            -----------            -----------              ----------
         90,899                 73,121                128,733                  11,860
    -----------            -----------            -----------              ----------
    $94,335,576            $80,340,607            $96,607,929              $1,202,540
    ===========            ===========            ===========              ==========


    $96,855,034            $83,593,413            $97,596,799              $1,202,040
        336,135               (371,164)              (604,716)                     (8)
        228,630                137,144                  3,499                     508
     (3,084,223)            (3,018,786)              (387,653)                     --
    -----------            -----------            -----------              ----------
    $94,335,576            $80,340,607            $96,607,929              $1,202,540
    ===========            ===========            ===========              ==========

    $94,030,539            $80,654,466            $97,081,159              $1,142,139

    $     0.001            $     0.001            $     0.001              $    0.001
      9,563,311              8,247,363              9,607,612                 120,194
    $      9.86            $      9.74            $     10.06              $    10.01



    See Notes to Financial Statements.                                        77

AETNA GET FUND
STATEMENTS TO OPERATIONS






INVESTMENT INCOME:

Dividends .............................................................

Interest ..............................................................



Foreign taxes withheld on dividends ...................................

     Total investment income ..........................................
INVESTMENT EXPENSES:

Investment advisory fees ..............................................

Administrative services fees ..........................................

Printing and postage fees .............................................

Custody fees ..........................................................

Transfer agent fees ...................................................

Audit fees ............................................................

Trustees' fees ........................................................

Registration fees .....................................................

Miscellaneous expenses ................................................

Expenses before reimbursement and waiver from Investment Adviser ......

Expense reimbursement and waiver from Investment Adviser ..............

     Net investment expenses ..........................................

Net investment income .................................................
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:

 Investments ..........................................................

 Futures contracts ....................................................

     Net realized gain (loss) on investments ..........................

Net change in unrealized gain or loss on:

 Investments ..........................................................

 Futures contracts ....................................................

     Net change in unrealized gain or loss on investments .............

Net realized and change in unrealized gain or loss on investments .....

Net increase (decrease) in net assets resulting from operations .......



78 See Notes to Financial Statements.

             SERIES C          SERIES D          SERIES E          SERIES G          SERIES H
            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
               2000              2000              2000              2000              2000
           ------------      ------------      ------------      ------------      ------------

          $  1,910,976      $  3,237,251      $  3,440,971      $  1,406,215       $   911,280
               311,976        17,633,792        12,657,199         6,423,649         3,688,285
          ------------      ------------      ------------      ------------       -----------
             2,222,952        20,871,043        16,098,170         7,829,864         4,599,565
                (9,520)          (19,764)          (19,556)           (7,513)           (6,564)
          ------------      ------------      ------------      ------------       -----------
             2,213,432        20,851,279        16,078,614         7,822,351         4,593,001
          ------------      ------------      ------------      ------------       -----------

             1,113,438         3,467,556         3,169,664         1,453,377           887,724
               139,180           433,444           396,208           181,672           112,867
                 9,032            21,978            19,228             9,948             6,249
                22,016            67,909            46,499            37,375            30,369
                 2,600             3,055             2,600             2,611             2,600
                21,113            19,709            19,162            18,171            29,462
                 5,413            17,311            14,270             2,802             2,964
                 4,156                --                --                --                --
                 8,929            26,133            12,947             4,190             2,119
          ------------      ------------      ------------      ------------       -----------
             1,325,877         4,057,095         3,680,578         1,710,146         1,074,354
                    --                --                --                --           (21,802)
          ------------      ------------      ------------      ------------       -----------
             1,325,877         4,057,095         3,680,578         1,710,146         1,052,552
          ------------      ------------      ------------      ------------       -----------
               887,555        16,794,184        12,398,036         6,112,205         3,540,449
          ------------      ------------      ------------      ------------       -----------


            29,518,943        12,508,889        11,576,391        (9,033,290)       (2,918,348)
                    --        (2,588,202)       (2,251,558)         (693,459)         (317,618)
          ------------      ------------      ------------      ------------       -----------
            29,518,943         9,920,687         9,324,833        (9,726,749)       (3,235,966)
          ------------      ------------      ------------      ------------       -----------

           (46,310,224)      (50,425,998)      (44,845,175)       (4,133,051)        1,664,720
                    --           (56,870)         (287,349)          (34,991)          (41,503)
          ------------      ------------      ------------      ------------       -----------
           (46,310,224)      (50,482,868)      (45,132,524)       (4,168,042)        1,623,217
          ------------      ------------      ------------      ------------       -----------
           (16,791,281)      (40,562,181)      (35,807,691)      (13,894,791)       (1,612,749)
          ------------      ------------      ------------      ------------       -----------
          $(15,903,726)     $(23,767,997)     $(23,409,655)     $ (7,782,586)      $ 1,927,700
          ============      ============      ============      ============       ===========



    See Notes to Financial Statements.                                        79

AETNA GET FUND
STATEMENTS OF OPERATIONS (CONTINUED)










INVESTMENT INCOME:

Dividends .............................................................

Interest ..............................................................



Foreign taxes withheld on dividends ...................................

     Total investment income ..........................................
INVESTMENT EXPENSES:

Investment advisory fees ..............................................

Administrative services fees ..........................................

Printing and postage fees .............................................

Custody fees ..........................................................

Transfer agent fees ...................................................

Audit fees ............................................................

Trustees' fees ........................................................

Registration fees .....................................................

Miscellaneous expenses ................................................

Expenses before reimbursement and waiver from Investment Adviser ......

Expense reimbursement and waiver from Investment Adviser ..............

     Net investment expenses ..........................................

Net investment income .................................................
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:

 Investments ..........................................................

 Futures contracts ....................................................

     Net realized loss on investments .................................

Net change in unrealized gain or loss on:

 Investments ..........................................................

 Futures contracts ....................................................

     Net change in unrealized gain or loss on investments .............

Net realized and change in unrealized gain or loss on investments .....

Net increase (decrease) in net assets resulting from operations .......



80 See Notes to Financial Statements.

              SERIES I            SERIES J            SERIES K             SERIES L
              --------            --------            --------             --------
            PERIOD FROM         PERIOD FROM         PERIOD FROM          PERIOD FROM
           MARCH 15, 2000      JUNE 15, 2000     SEPTEMBER 14, 2000   DECEMBER 14, 2000
          (COMMENCEMENT OF    (COMMENCEMENT OF    (COMMENCEMENT OF     (COMMENCEMENT OF
           OPERATIONS) TO      OPERATIONS) TO      OPERATIONS) TO       OPERATIONS) TO
         DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000    DECEMBER 31, 2000
         -----------------   -----------------   -----------------    -----------------

            $   286,776         $   114,328          $  14,240            $     --
              1,531,848             785,117            207,601               2,481
            -----------         -----------          ---------            --------
              1,818,624             899,445            221,841               2,481
                 (1,209)               (113)                --                  --
            -----------         -----------          ---------            --------
              1,817,415             899,332            221,841               2,481
            -----------         -----------          ---------            --------

                324,574             146,810             32,899                 102
                 41,224              18,583              4,602                  31
                  2,126               1,698                 --                  --
                 18,686               8,951              3,043               1,000
                  2,167               1,300                867                 217
                 18,194              18,107             16,218              10,300
                  1,384                 513                 --                  --
                  2,213               1,141                747                 185
            -----------         -----------          ---------            --------
                410,568             197,103             58,376              11,835
                (15,594)            (21,227)           (18,949)            (11,675)
            -----------         -----------          ---------            --------
                394,974             175,876             39,427                 160
            -----------         -----------          ---------            --------
              1,422,441             723,456            182,414               2,321
            -----------         -----------          ---------            --------




             (2,936,976)         (2,818,399)          (387,653)                 --
               (147,247)           (200,387)                --                  --
            -----------         -----------          ---------            --------
             (3,084,223)         (3,018,786)          (387,653)                 --
            -----------         -----------          ---------            --------

                361,037            (354,563)          (604,716)                 (8)
                (24,902)            (16,601)                --                  --
            -----------         -----------          ---------            --------
                336,135            (371,164)          (604,716)                 (8)
            -----------         -----------          ---------            --------
             (2,748,088)         (3,389,950)          (992,369)                 (8)
            -----------         -----------          ---------            --------
            $(1,325,647)        $(2,666,494)         $(809,955)           $  2,313
            ===========         ===========          =========            ========



    See Notes to Financial Statements.                                        81

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS





                                                       SERIES C
                                         ------------------------------------
                                            YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2000   DECEMBER 31, 1999
                                         -----------------   -----------------
FROM OPERATIONS:
Net investment income .................    $    887,555        $  1,197,671
Net realized gain on investments.......      29,518,943          31,332,472
Net change in unrealized gain or loss
 on investments........................     (46,310,224)          9,390,331
                                           ------------        ------------
 Net increase (decrease) in net assets
 resulting from operations.............     (15,903,726)         41,920,474
                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income.............      (1,085,474)         (1,612,703)
From net realized gains................     (38,025,801)        (57,111,643)
                                           ------------        ------------
 Decrease in net assets from
 distributions to shareholders.........     (39,111,275)        (58,724,346)
                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares exchanged*........         402,475              30,881
Net asset value of shares issued upon
  reinvestment of distributions........      39,111,275          58,724,346
Payments for shares redeemed...........     (24,465,566)        (64,946,688)
                                           ------------        ------------
 Net increase (decrease) in net assets
 from fund share transactions..........      15,048,184          (6,191,461)
                                           ------------        ------------
Net change in net assets...............     (39,966,817)        (22,995,333)
NET ASSETS:
Beginning of period....................     204,211,649         227,206,982
                                           ------------        ------------
End of period..........................    $164,244,832        $204,211,649
                                           ============        ============
End of period net assets includes
 undistributed net investment income...    $    105,581        $    303,500
                                           ============        ============
SHARE TRANSACTIONS:
Number of shares exchanged*............          36,197               2,121
Number of shares issued upon
  reinvestment of distributions........       3,853,119           4,829,305
Number of shares redeemed..............      (2,030,381)         (4,553,632)
                                           ------------        ------------
 Net increase..........................       1,858,935             277,794
                                           ============        ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.

82 See Notes to Financial Statements.

                                                       SERIES D
                                         ------------------------------------
                                            YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2000   DECEMBER 31, 1999
                                         -----------------   -----------------
FROM OPERATIONS:
Net investment income .................   $  16,794,184       $  20,878,211
Net realized gain (loss) on investments       9,920,687          (8,184,223)
Net change in unrealized gain or loss
 on investments........................     (50,482,868)         44,199,767
                                          -------------       -------------
 Net increase (decrease) in net assets
 resulting from operations.............     (23,767,997)         56,893,755
                                          -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income.............     (20,481,231)        (14,978,076)
From net realized gains................      (9,503,782)                 --
                                          -------------       -------------
 Decrease in net assets from
 distributions to shareholders.........     (29,985,013)        (14,978,076)
                                          -------------       -------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares exchanged*........              --         380,855,808
Net asset value of shares issued upon
  reinvestment of distributions........      29,985,013          14,978,076
Payments for shares redeemed...........    (182,986,375)       (106,958,583)
                                          -------------       -------------
 Net increase (decrease) in net assets
 from fund share transactions..........    (153,001,362)        288,875,301
                                          -------------       -------------
Net change in net assets...............    (206,754,372)        330,790,980
NET ASSETS:
Beginning of period....................     716,084,567         385,293,587
                                          -------------       -------------
End of period..........................   $ 509,330,195       $ 716,084,567
                                          =============       =============
End of period net assets includes
 undistributed net investment income...   $   2,229,960       $   5,917,007
                                          =============       =============
SHARE TRANSACTIONS:
Number of shares exchanged*............              --          37,852,335
Number of shares issued upon
  reinvestment of distributions........       3,048,941           1,444,410
Number of shares redeemed..............     (17,754,063)        (10,381,590)
                                          -------------       -------------
 Net increase (decrease)...............     (14,705,122)         28,915,155
                                          =============       =============


* Exchanges into the Series are from initial shareholders who have exchange privileges.

    See Notes to Financial Statements.                                        83

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       SERIES E
                                         ------------------------------------
                                                                PERIOD FROM
                                                               JUNE 15, 1999
                                                             (COMMENCEMENT OF
                                            YEAR ENDED        OPERATIONS) TO
                                         DECEMBER 31, 2000   DECEMBER 31, 1999
                                         -----------------   -----------------
FROM OPERATIONS:
Net investment income .................    $ 12,398,036        $  5,268,703
Net realized gain (loss) on investments       9,324,833          (8,532,406)
Net change in unrealized gain or loss
 on investments........................     (45,132,524)         42,935,118
                                           ------------        ------------
 Net increase (decrease) in net assets
 resulting from operations.............     (23,409,655)         39,671,415
                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income.............     (12,263,432)         (3,698,526)
From net realized gains................      (9,494,955)                 --
                                           ------------        ------------
 Decrease in net assets from
 distributions to shareholders.........     (21,758,387)         (3,698,526)
                                           ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*...         800,283         542,018,402
Net asset value of shares issued upon
  reinvestment of distributions........      21,758,387           3,698,519
Payments for shares redeemed...........     (53,964,717)        (14,011,052)
                                           ------------        ------------
 Net increase (decrease) in net assets
 from fund share transactions..........     (31,406,047)        531,705,869
                                           ------------        ------------
Net change in net assets...............     (76,574,089)        567,678,758
NET ASSETS:
Beginning of period....................     567,678,758                  --
                                           ------------        ------------
End of period..........................    $491,104,669        $567,678,758
                                           ============        ============
End of period net assets includes
 undistributed net investment income...    $  1,704,781        $  1,570,177
                                           ============        ============
SHARE TRANSACTIONS:
Number of shares sold/exchanged*.......          75,468          53,728,873
Number of shares issued upon
  reinvestment of distributions........       2,193,300             354,604
Number of shares redeemed..............      (5,127,523)         (1,362,787)
                                           ------------        ------------
 Net increase (decrease)...............      (2,858,755)         52,720,690
                                           ============        ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.

84 See Notes to Financial Statements.

                                                      SERIES G
                                        -------------------------------------
                                                               PERIOD FROM
                                                            SEPTEMBER 15, 1999
                                                             (COMMENCEMENT OF
                                           YEAR ENDED         OPERATIONS) TO
                                        DECEMBER 31, 2000   DECEMBER 31, 1999
                                        -----------------   ------------------
FROM OPERATIONS:
Net investment income ................    $  6,112,205        $    709,852
Net realized gain (loss) on
 investments..........................      (9,726,749)             19,448
Net change in unrealized gain or loss
 on investments.......................      (4,168,042)          6,951,648
                                          ------------        ------------
 Net increase (decrease) in net assets
 resulting from operations............      (7,782,586)          7,680,948
                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income............      (5,739,444)           (241,033)
From net realized gains...............         (55,346)                 --
                                          ------------        ------------
 Decrease in net assets from
 distributions to shareholders........      (5,794,790)           (241,033)
                                          ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*..       1,456,392         255,281,122
Net asset value of shares issued upon
  reinvestment of distributions.......       5,794,790             241,033
Payments for shares redeemed..........     (27,538,107)           (404,946)
                                          ------------        ------------
 Net increase (decrease) in net assets
 from fund share transactions.........     (20,286,925)        255,117,209
                                          ------------        ------------
Net change in net assets..............     (33,864,301)        262,557,124
NET ASSETS:
Beginning of period...................     262,557,124                  --
                                          ------------        ------------
End of period.........................    $228,692,823        $262,557,124
                                          ============        ============
End of period net assets includes
 undistributed net investment income..    $    840,673        $    468,819
                                          ============        ============
SHARE TRANSACTIONS:
Number of shares sold/exchanged*......         140,708          25,330,752
Number of shares issued upon
  reinvestment of distributions.......         588,541              23,926
Number of shares redeemed.............      (2,725,482)            (39,537)
                                          ------------        ------------
 Net increase (decrease)..............      (1,996,233)         25,315,141
                                          ============        ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.

    See Notes to Financial Statements.                                        85

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                       SERIES H
                                         ------------------------------------
                                                                PERIOD FROM
                                                             DECEMBER 15, 1999
                                                             (COMMENCEMENT OF
                                            YEAR ENDED        OPERATIONS) TO
                                         DECEMBER 31, 2000   DECEMBER 31, 1999
                                         -----------------   -----------------
FROM OPERATIONS:
Net investment income .................    $  3,540,449         $    4,515
Net realized loss on investments.......      (3,235,966)                --
Net change in unrealized gain or loss
 on investments........................       1,623,217                415
                                           ------------         ----------
 Net increase in net assets resulting
 from operations.......................       1,927,700              4,930
                                           ------------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income.............      (3,046,786)                --
From net realized gains................        (361,315)                --
                                           ------------         ----------
 Decrease in net assets from
 distributions to shareholders.........      (3,408,101)                --
                                           ------------         ----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*...     184,693,471          3,727,694
Net asset value of shares issued upon
  reinvestment of distributions........       3,408,101                 --
Payments for shares redeemed...........     (17,083,240)                --
                                           ------------         ----------
 Net increase in net assets from fund
 share transactions....................     171,018,332          3,727,694
                                           ------------         ----------
Net change in net assets...............     169,537,931          3,732,624
NET ASSETS:
Beginning of period....................       3,732,624                 --
                                           ------------         ----------
End of period..........................    $173,270,555         $3,732,624
                                           ============         ==========
End of period net assets includes
 undistributed net investment income...    $    498,178         $    4,515
                                           ============         ==========
SHARE TRANSACTIONS:
Number of shares sold/exchanged*.......      18,208,811            372,325
Number of shares issued upon
  reinvestment of distributions........         339,097                 --
Number of shares redeemed..............      (1,623,797)                --
                                           ------------         ----------
 Net increase..........................      16,924,111            372,325
                                           ============         ==========


* Exchanges into the Series are from initial shareholders who have exchange privileges.


86 See Notes to Financial Statements.

                                                                 SERIES I
                                                                 --------
                                                                PERIOD FROM
                                                              MARCH 15, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------
FROM OPERATIONS:
Net investment income ....................................     $  1,422,441
Net realized loss on investments..........................       (3,084,223)
Net change in unrealized gain or loss on investments......          336,135
                                                               ------------
 Net decrease in net assets resulting from operations.....       (1,325,647)
                                                               ------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income................................       (1,193,811)
                                                               ------------
 Decrease in net assets from distributions to shareholders       (1,193,811)
                                                               ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*......................      101,465,240
Net asset value of shares issued upon reinvestment of
  distributions...........................................        1,193,811
Payments for shares redeemed..............................       (5,804,017)
                                                               ------------
 Net increase in net assets from fund share transactions..       96,855,034
                                                               ------------
Net change in net assets..................................       94,335,576
NET ASSETS:
Beginning of period.......................................               --
                                                               ------------
End of period.............................................     $ 94,335,576
                                                               ============
End of period net assets includes undistributed net
 investment income........................................     $    228,630
                                                               ============
SHARE TRANSACTIONS:
Number of shares sold/exchanged*..........................       10,012,060
Number of shares issued upon reinvestment of distributions          120,587
Number of shares redeemed.................................         (569,336)
                                                               ------------
 Net increase.............................................        9,563,311
                                                               ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.


    See Notes to Financial Statements.                                        87

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                 SERIES J
                                                            -------------------
                                                                PERIOD FROM
                                                               JUNE 15, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------
FROM OPERATIONS:
Net investment income ....................................     $   723,456
Net realized loss on investments..........................      (3,018,786)
Net change in unrealized gain or loss on investments......        (371,164)
                                                               -----------
 Net decrease in net assets resulting from operations.....      (2,666,494)
                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income................................        (586,312)
                                                               -----------
 Decrease in net assets from distributions to shareholders        (586,312)
                                                               -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*......................      85,227,912
Net asset value of shares issued upon reinvestment of
  distributions...........................................         586,312
Payments for shares redeemed..............................      (2,220,811)
                                                               -----------
 Net increase in net assets from fund share transactions..      83,593,413
                                                               -----------
Net change in net assets..................................      80,340,607
NET ASSETS:
Beginning of period.......................................              --
                                                               -----------
End of period.............................................     $80,340,607
                                                               ===========
End of period net assets includes undistributed net
 investment income........................................     $   137,144
                                                               ===========
SHARE TRANSACTIONS:
Number of shares sold/exchanged*..........................       8,412,012
Number of shares issued upon reinvestment of distributions          60,011
Number of shares redeemed.................................        (224,660)
                                                               -----------
 Net increase.............................................       8,247,363
                                                               ===========


* Exchanges into the Series are from initial shareholders who have exchange privileges.


88 See Notes to Financial Statements.

                                                                 SERIES K
                                                           --------------------
                                                               PERIOD FROM
                                                            SEPTEMBER 14, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 2000
                                                            ------------------
FROM OPERATIONS:
Net investment income ...................................      $   182,414
Net realized loss on investments.........................         (387,653)
Net change in unrealized gain or loss on investments.....         (604,716)
                                                               -----------
 Net decrease in net assets resulting from operations....         (809,955)
                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income...............................         (176,915)
                                                               -----------
 Decrease in net assets from distributions to
 shareholders............................................         (176,915)
                                                               -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold/exchanged*.....................       99,381,709
Net asset value of shares issued upon reinvestment of
  distributions..........................................          176,915
Payments for shares redeemed.............................       (1,963,825)
                                                               -----------
 Net increase in net assets from fund share transactions.       97,594,799
                                                               -----------
Net change in net assets.................................       96,607,929
NET ASSETS:
Beginning of period......................................               --
                                                               -----------
End of period............................................      $96,607,929
                                                               ===========
End of period net assets includes undistributed net
 investment income.......................................      $     3,499
                                                               ===========
SHARE TRANSACTIONS:
Number of shares sold/exchanged*.........................        9,784,979
Number of shares issued upon reinvestment of
  distributions..........................................           17,816
Number of shares redeemed................................         (195,183)
                                                               -----------
 Net increase............................................        9,607,612
                                                               ===========


* Exchanges into the Series are from initial shareholders who have exchange privileges.


    See Notes to Financial Statements.                                        89

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                 SERIES L
                                                            -------------------
                                                                PERIOD FROM
                                                             DECEMBER 14, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------
FROM OPERATIONS:
Net investment income ....................................      $    2,321
Net change in unrealized gain or loss on investments......              (8)
                                                                ----------
 Net increase in net assets resulting from operations.....           2,313
                                                                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income................................          (1,813)
                                                                ----------
 Decrease in net assets from distributions to shareholders          (1,813)
                                                                ----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold.................................       1,240,575
Net asset value of shares issued upon reinvestment of
  distributions...........................................           1,813
Payments for shares redeemed..............................         (40,348)
                                                                ----------
 Net increase in net assets from fund share transactions..       1,202,040
                                                                ----------
Net change in net assets..................................       1,202,540
NET ASSETS:
Beginning of period.......................................              --
                                                                ----------
End of period.............................................      $1,202,540
                                                                ==========
End of period net assets includes undistributed net
 investment income........................................      $      508
                                                                ==========
SHARE TRANSACTIONS:
Number of shares sold.....................................         124,045
Number of shares issued upon reinvestment of distributions             182
Number of shares redeemed.................................          (4,033)
                                                                ----------
 Net increase.............................................         120,194
                                                                ==========



90 See Notes to Financial Statements.

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000


1. ORGANIZATION

Aetna GET Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. The Declaration of Trust permits the Fund to offer separate series, each of which has its own investment objective, policies and restrictions.

Currently there are nine diversified Series of the Fund, Series C (GET C), Series D (GET D), Series E (GET E), Series G (GET G), Series H (GET H), Series I (GET I), Series J (GET J), Series K (GET K), and Series L (GET L) (individually, a Series and collectively, the Series). Each Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period (Guarantee Period). The minimum targeted return for each Series during the Guarantee Period is 1.5% (except for GET C and GET D which is 2.5%) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by Aetna their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee period to the end of the Guarantee period. Aetna does not guarantee that investors will earn the target return.

           ACCUMULATION           GUARANTEE         MATURITY
              PERIOD               PERIOD             DATE
              ------               ------             ----
GET C*  09/16/96 - 12/16/96  12/17/96 - 12/16/01   12/16/01
GET D*  10/15/98 - 01/15/99  01/16/99 - 01/15/04   01/15/04
GET E*  06/15/99 - 09/14/99  09/15/99 - 09/14/04   09/14/04
GET G*  09/15/99 - 12/14/99  12/15/99 - 12/14/04   12/14/04
GET H*  12/15/99 - 03/14/00  03/15/00 - 03/14/05   03/14/05
GET I*  03/15/00 - 06/14/00  06/15/00 - 06/14/05   06/14/05
GET J*  06/15/00 - 09/13/00  09/14/00 - 09/13/05   09/13/05
GET K*  09/14/00 - 12/13/00  12/14/00 - 12/13/05   12/13/05
GET L   12/14/00 - 03/14/01  03/15/01 - 03/14/06   03/14/06
* Closed to new investors.


Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. At December 31, 2000 separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its affiliates held all the shares outstanding of each Series.

On December 13, 2000, Aetna Inc.(Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Series, sold its financial services and international businesses, including Aeltus to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Series have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. Each Series may invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices or in anticipation of future purchases and sales of securities.

Upon entering into a financial futures contract, a Series is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Series equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Series as unrealized gains or losses. When a contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by a Series are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Series and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Series to sell them promptly at an acceptable price. Restricted securities are those which can only be sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Series may invest up to 15% of its total assets in illiquid securities. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. A Series will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities are identified in the Portfolios of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, a Series is required to hold liquid assets as collateral with their custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Series intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Series is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calender year, each Series will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss.

G. LINE OF CREDIT

Certain series of the Fund (all Series except GET K and GET L), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares, and certain series of Aetna Series Fund, Inc., collectively, Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unused amount of the credit facility. Each of the Aetna Mutual Funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of December 31, 2000.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES

Each Series pays Aeltus an investment advisory fee expressed as a percentage of each Series' average daily net assets. Each Series pays Aeltus 0.60% of their respective average daily net assets during the Guarantee Period (0.25% of its average daily net assets during the Accumulation Period).

Each Series pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Series' other service providers. Each Series pays Aeltus an administrative services fee at an annual rate based on its average daily net assets. The rate for each Series is 0.075% on the first $5 billion in assets and 0.050% on assets over $5 billion.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for each Series, in exchange for fees payable by Aeltus, of up to 0.30% of the Series' average daily net assets. For the period ending December 31, 2000 Aeltus paid ALIAC $5,298,072.

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus may, from time to time, make reimbursements to GET C for some or all of its operating expenses or it may waive fees in order to maintain a certain expense ratio. Aeltus is contractually obligated for all other Series to reimburse those Series' for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Series' total return. Actual expenses for the period ended December 31, 2000 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2000 were:

                                              COST OF PURCHASES        PROCEEDS FROM SALES
                                              -----------------        -------------------
GET C                                                 $133,988,491               $155,988,546
GET D                                       996,120,815              1,139,952,531
GET E                                       836,838,507                905,118,415
GET G                                       399,173,741                419,192,993
GET H                                       457,588,076                287,927,890
GET I                                       161,104,200                 66,624,678
GET J                                       109,950,289                 27,887,799
GET K                                       105,770,299                  8,386,709

6. CAPITAL LOSS CARRYFORWARD

In accordance with applicable provisions of the Code, as of December 31, 2000, the following capital loss carryforwards had been incurred:

                                                              CAPITAL LOSS         YEAR OF
                                                              CARRYFORWARD       EXPIRATION
                                                              ------------       ----------
GET G                                                               $3,411,681      2008
GET I                                                      1,974,399                2008
GET J                                                      2,151,833                2008
GET K                                                        334,268                2008


These capital loss carryforwards may be used to offset future capital gains until their respective expiration date. It is the policy of the Series to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards.

7. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes are expected to have no impact on the Series' net asset values.

AETNA GET FUND
FINANCIAL HIGHLIGHTS
SERIES C
Selected data for a fund share outstanding throughout each period:


                                                                                    PERIOD FROM
                                                                                 DECEMBER 17, 1996
                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    (COMMENCEMENT OF
                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    OPERATIONS) TO
                            2000          1999          1998          1997       DECEMBER 31, 1996
                        ------------  ------------  ------------  ------------   -----------------

Net asset value,
 beginning
 of period ...........   $  12.77      $  14.46      $  12.61      $  10.23        $  10.13
                         --------      --------      --------      --------        --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.06          0.09          0.14          0.19+           0.01+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........      (1.06)         2.78          3.23          2.39            0.14
                         --------      --------      --------      --------        --------
   Total from
    investment
    operations........      (1.00)         2.87          3.37          2.58            0.15
                         --------      --------      --------      --------        --------
LESS DISTRIBUTIONS:
 From net investment
 income...............      (0.07)        (0.12)        (0.12)        (0.18)          (0.05)
 From net realized
 gains on investments       (2.50)        (4.44)        (1.40)        (0.02)             --
                         --------      --------      --------      --------        --------
   Total distributions      (2.57)        (4.56)        (1.52)        (0.20)          (0.05)
                         --------      --------      --------      --------        --------
Net asset value, end
 of period ...........   $   9.20      $  12.77      $  14.46      $  12.61        $  10.23
                         ========      ========      ========      ========        ========

Total return* ........      (8.64)%       23.56%        27.76%        25.25%           1.52%
Net assets, end of
 period (000's) ......   $164,245      $204,212      $227,207      $247,752        $208,442
Ratio of net
 investment expenses
 to average net assets       0.71%         0.71%         0.72%         0.75%           0.75%(1)
Ratio of net
 investment income to
 average net assets ..       0.48%         0.62%         0.89%         1.58%           3.04%(1)
Portfolio turnover
 rate.................      72.94%        51.05%       108.16%       126.43%           6.25%



(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        95

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES D
GET SERIES D



Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                             OCTOBER 15, 1998
                                 YEAR ENDED    YEAR ENDED    (COMMENCEMENT OF
                                DECEMBER 31,  DECEMBER 31,    OPERATIONS) TO
                                    2000          1999       DECEMBER 31, 1998
                                ------------  ------------   -----------------

Net asset value, beginning of
 period.......................   $  10.65      $  10.05        $  10.00
                                 --------      --------        --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......       0.35          0.31            0.10
 Net realized and change in
 unrealized gain or loss on
 investments..................      (0.73)         0.51              --
                                 --------      --------        --------
   Total from investment
    operations................      (0.38)         0.82            0.10
                                 --------      --------        --------
LESS DISTRIBUTIONS:
 From net investment income ..      (0.40)        (0.22)          (0.05)
 From net realized gains on
 investments..................      (0.18)           --              --
                                 --------      --------        --------
   Total distributions .......      (0.58)        (0.22)          (0.05)
                                 --------      --------        --------
Net asset value, end of period   $   9.69      $  10.65        $  10.05
                                 ========      ========        ========

Total return* ................      (3.59)%        8.01%#            --
Net assets, end of period
 (000's)......................   $509,330      $716,085        $385,294
Ratio of net investment
 expenses to average net
 assets.......................       0.70%         0.68%           0.36%(1)
Ratio of net investment income
 to average net assets .......       2.90%         2.84%           4.59%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........         --          0.68%           0.38%(1)
Portfolio turnover rate ......     177.14%       223.85%             --




(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on January 16, 1999, the first day of the Guarantee Period.

96 See Notes to Financial Statements.

SERIES E
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               JUNE 15, 1999
                                               YEAR ENDED    (COMMENCEMENT OF
                                              DECEMBER 31,    OPERATIONS) TO
                                                  2000       DECEMBER 31, 1999
                                              ------------   -----------------

Net asset value, beginning of period .......   $  10.77        $  10.00
                                               --------        --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................       0.26            0.10
 Net realized and change in unrealized gain
 or loss on investments ....................      (0.73)           0.74
                                               --------        --------
   Total from investment operations ........      (0.47)           0.84
                                               --------        --------
LESS DISTRIBUTIONS:
 From net investment income ................      (0.25)          (0.07)
 From net realized gains on investments.....      (0.20)             --
                                               --------        --------
   Total distributions .....................      (0.45)          (0.07)
                                               --------        --------
Net asset value, end of period .............   $   9.85        $  10.77
                                               ========        ========

Total return* ..............................      (4.35)%          7.14%#
Net assets, end of period (000's) ..........   $491,105        $567,679
Ratio of net investment expenses to average
 net assets ................................       0.70%           0.63%(1)
Ratio of net investment income to average
 net assets ................................       2.35%           2.68%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............         --            0.64%(1)
Portfolio turnover rate ....................     162.22%          51.75%




(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on September 15, 1999, the first day of the Guarantee Period.

    See Notes to Financial Statements.                                        97

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES G
GET FUND SERIES G



Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                            SEPTEMBER 15, 1999
                                              YEAR ENDED     (COMMENCEMENT OF
                                             DECEMBER 31,     OPERATIONS) TO
                                                 2000       DECEMBER 31, 1999
                                             ------------   ------------------

Net asset value, beginning of period ......   $  10.37         $  10.00
                                              --------         --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................       0.27             0.06
 Net realized and change in unrealized gain
 or loss on investments ...................      (0.58)            0.35
                                              --------         --------
   Total from investment operations .......      (0.31)            0.41
                                              --------         --------
LESS DISTRIBUTIONS:
 From net investment income ...............      (0.25)           (0.04)
                                              --------         --------
   Total distributions ....................      (0.25)           (0.04)
                                              --------         --------
Net asset value, end of period ............   $   9.81         $  10.37
                                              ========         ========

Total return* .............................      (2.96)%           2.86%#
Net assets, end of period (000's) .........   $228,693         $262,557
Ratio of net investment expenses to average
 net assets ...............................       0.71%            0.61%(1)
Ratio of net investment income to average
 net assets ...............................       2.52%            3.45%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............         --             0.69%(1)
Portfolio turnover rate ...................     168.68%           22.19%




(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on December 15, 1999, the first day of the Guarantee Period.

98 See Notes to Financial Statements.

SERIES H
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                             DECEMBER 15, 1999
                                               YEAR ENDED    (COMMENCEMENT OF
                                              DECEMBER 31,    OPERATIONS) TO
                                                  2000       DECEMBER 31, 1999
                                              ------------   -----------------

Net asset value, beginning of period .......   $  10.03         $10.00
                                               --------         ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................       0.20           0.01
 Net realized and change in unrealized gain
 or loss on investments ....................      (0.01)          0.02
                                               --------         ------
   Total from investment operations ........       0.19           0.03
                                               --------         ------
LESS DISTRIBUTIONS:
 From net investment income ................      (0.18)            --
 From net realized gains on investments.....      (0.02)            --
                                               --------         ------
   Total distributions .....................      (0.20)            --
                                               --------         ------
Net asset value, end of period .............   $  10.02         $10.03
                                               ========         ======

Total return* ..............................       0.89%#           --
Net assets, end of period (000's) ..........   $173,271         $3,733
Ratio of net investment expenses to average
 net assets ................................       0.70%          0.37%(1)
Ratio of net investment income to average
 net assets ................................       2.37%          4.65%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............       0.72%         10.60%(1)
Portfolio turnover rate ....................     163.34%            --




(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on March 15, 2000, the first day of the Guarantee Period.

    See Notes to Financial Statements.                                        99

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES I




Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                              MARCH 15, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------

Net asset value, beginning of period .....................      $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         0.15
 Net realized and change in unrealized gain or loss on
 investments..............................................        (0.16)
                                                                -------
   Total from investment operations ......................        (0.01)
                                                                -------
LESS DISTRIBUTIONS:
 From net investment income ..............................        (0.13)
                                                                -------
   Total distributions....................................        (0.13)
                                                                -------
Net asset value, end of period ...........................      $  9.86
                                                                =======

Total return* ............................................        (1.53)%#
Net assets, end of period (000's) ........................      $94,336
Ratio of net investment expenses to average net assets ...         0.73%(1)
Ratio of net investment income to average net assets .....         2.64%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................         0.76%(1)
Portfolio turnover rate ..................................        69.88%



(1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on June 15, 2000, the first day of the Guarantee Period.

100 See Notes to Financial Statements.

SERIES J
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               JUNE 15, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------

Net asset value, beginning of period .....................      $ 10.00
                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         0.09
 Net realized and change in unrealized gain or loss on
 investments..............................................        (0.28)
                                                                -------
   Total from investment operations ......................        (0.19)
                                                                -------
LESS DISTRIBUTIONS:
 From net investment income...............................        (0.07)
                                                                -------
   Total distributions ...................................        (0.07)
                                                                -------
Net asset value, end of period ...........................      $  9.74
                                                                =======

Total return* ............................................        (3.24)%#
Net assets, end of period (000's) ........................      $80,341
Ratio of net investment expenses to average net assets ...         0.72%(1)
Ratio of net investment income to average net assets .....         2.97%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................         0.81%(1)
Portfolio turnover rate...................................        34.89%



1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on September 14, 2000, the first day of the Guarantee Period.



   See Notes to Financial Statements.                                        101

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES K

Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                            SEPTEMBER 14, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 2000
                                                            ------------------

Net asset value, beginning of period ....................      $ 10.00
                                                               -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................         0.02
 Net realized and change in unrealized gain or loss on
 investments.............................................         0.06
                                                               -------
   Total from investment operations .....................         0.08
                                                               -------
LESS DISTRIBUTIONS:
 From net investment income..............................        (0.02)
                                                               -------
   Total distributions ..................................        (0.02)
                                                               -------
Net asset value, end of period ..........................      $ 10.06
                                                               =======

Total return* ...........................................        (0.85)%#
Net assets, end of period (000's) .......................      $96,608
Ratio of net investment expenses to average net assets ..         0.68%(1)
Ratio of net investment income to average net assets ....         3.15%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .....................................         1.01%(1)
Portfolio turnover rate..................................         8.69%



1) Annualized.

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

# Total return calculation began on December 14, 2000, the first day of the Guarantee Period.



102 See Notes to Financial Statements.

SERIES L
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                             DECEMBER 14, 2000
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 2000
                                                             -----------------

Net asset value, beginning of period .....................      $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................................        0.03
                                                                ------
   Total from investment operations ......................        0.03
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income...............................       (0.02)
                                                                ------
   Total distributions ...................................       (0.02)
                                                                ------
Net asset value, end of period ...........................      $10.01
                                                                ======

Total return* ............................................          --
Net assets, end of period (000's) ........................      $1,203
Ratio of net investment expenses to average net assets ...        0.08%(1)
Ratio of net investment income to average net assets .....        1.17%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        5.94%(1)



(1) Annualized.

* GET L is in its Accumulation Period. Total return calculation will begin on March 15, 2001 the first day of the Guarantee Period.



   See Notes to Financial Statements.                                        103

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees and Shareholders
Aetna GET Fund:

We have audited the accompanying statements of assets and liabilities of Aetna GET Fund, Series C, Series D, Series E, Series G, Series H, Series I, Series J, Series K and Series L (collectively the Funds), including the portfolios of investments as of December 31, 2000, and the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Aetna GET Fund, Series C, Series D, Series E, Series G, Series H, Series I, Series J, Series K and Series L as of December 31, 2000, the results of their operations for the year or period then ended, changes in their net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.






Hartford, Connecticut
February 2, 2001

AETNA GET FUND
ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 2000


1. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR
In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

GET C    23.39%             GET H  20.76%
GET D    12.65%             GET I  18.85%
GET E    14.03%             GET J  14.35%
GET G    20.57%             GET K   7.13%


In accordance with federal tax authorities, the Funds paid the following amounts of dividends, which qualify to be taxed at long-term capital gain rates:


GET C              $29,940,468   $1.9577
GET D        161,268                    0.0029
GET G         54,439                    0.0023


2. SHAREHOLDER MEETING
The shareholders of Aetna, voted in favor of a proposal to sell certain of Aetna's businesses, including Aeltus, to ING. Consummation of the transaction resulted in Aeltus becoming an indirect wholly-owned subsidiary of ING in December 2000.

Under the Act, the transaction resulted in a change in control of Aeltus and therefore, constituted an assignment of certain of the investment advisory agreements. Consequently, Aeltus received approval of new investment advisory agreements from the Board and the shareholders of certain Series. The results of the shareholder meeting held on November 22, 2000, are as follows:

A. ELECTION OF TRUSTEES
The following individuals were elected to serve as Trustees of the Fund. Every individual named served as a Trustee prior to this election and there are no other individuals currently serving as Trustees of the Fund.

                           NUMBER OF                % OF VOTES
                                              -------------------------
                         SHARES VOTING        CAST FOR        WITHHELD
                        -----------------     ----------     ----------
Albert E. DePrince Jr.
                        166,616,334.880       97.220%          2.780%
Maria T. Fighetti
                        166,616,334.880       97.217%          2.783%
J. Scott Fox
                        166,616,334.880       97.194%          2.806%
David L. Grove
                        166,616,334.880       97.052%          2.948%
John Y. Kim
                        166,616,334.880       97.165%          2.835%
Sidney Koch
                        166,616,334.880       97.221%          2.779%
Corine T. Norgaard
                        166,616,334.880       97.201%          2.799%
Richard G. Scheide
                        166,616,334.880       97.164%          2.836%

AETNA GET FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000


B. APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Shareholders in the following Series voted to approve a new investment advisory agreement (Agreement) between each named Series and Aeltus. The Agreements contain no change in advisory fees payable to Aeltus.

                     NUMBER OF                          % OF VOTES
                                        --------------------------------------------
                   SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   ----------------     ----------     --------------     ----------
GET C
                   13,284,411.818        90.691%          2.783%            6.526%
GET D
                   48,488,812.791        95.687%          2.721%            1.592%
GET E
                   46,884,736.783        91.495%          2.357%            6.148%
GET G
                   23,024,561.136        93.946%          2.046%            4.008%
GET H
                   17,011,844.349        94.370%          1.070%            4.560%
GET I
                    9,585,426.390        93.721%          1.325%            4.954%
GET J
                    8,247,660.671        92.999%          4.945%            2.056%
GET K
                       88,880.942       100.000%          0.000%            0.000%



C. APPROVAL OF AMENDMENT TO DECLARATION OF TRUST
Shareholders of the Fund voted to approve an amendment to the Funds's Declaration of Trust that the Board set a record date for the determination of shareholders entitled to vote at a shareholder meeting not more than 60 days prior to the meeting with the authority to establish a record date not more than 90 days prior to the meeting date.

                      NUMBER OF                          % OF VOTES
                                         --------------------------------------------
                    SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   -----------------     ----------     --------------     ----------
Aetna GET Fund
                   166,616,334.880       92.688%           3.203%            4.109%


D. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS
Shareholders of the Fund approved the selection of KPMG LLP as independent auditors for the year ending December 31, 2001.

                      NUMBER OF                          % OF VOTES
                                         --------------------------------------------
                    SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   -----------------     ----------     --------------     ----------
KPMG LLP
                   166,616,334.880       96.385%           1.270%            2.345%

                       THIS PAGE INTENTIONALLY LEFT BLANK